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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  May 31

Date of reporting period:                         February 28, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Principal Protection Fund III
ING Classic Principal Protection Fund IV
ING Index Plus Protection Fund
ING Growth Fund
ING Small Company Fund
ING Value Opportunity Fund
ING Balanced Fund
ING Equity Income Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Strategic Allocation Balanced Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund III	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 4.5%
		Advertising: 0.0%
90	@	Interpublic Group of Cos., Inc.	$1,183
40		Omnicom Group, Inc.	3,642
			4,825
		Aerospace/Defense: 0.1%
250		Boeing Co.	13,742
50		General Dynamics Corp.	5,268
30		Goodrich Corp.	1,111
30		L-3 Communications Holdings, Inc.	2,163
130		Lockheed Martin Corp.	7,699
80		Northrop Grumman Corp.	4,232
100		Raytheon Co.	3,824
40		Rockwell Collins, Inc.	1,842
110		United Technologies Corp.	10,986
			50,867
		Agriculture: 0.1%
460		Altria Group, Inc.	30,198
193		Archer-Daniels-Midland Co.	4,651
60		Monsanto Co.	3,527
30		Reynolds American, Inc.	2,459
70		UST, Inc.	3,826
			44,661
		Airlines: 0.0%
70		Southwest Airlines Co.	970
			970
		Apparel: 0.0%
70	@	Coach, Inc.	3,887
40		Jones Apparel Group, Inc.	1,271
30		Liz Claiborne, Inc.	1,269
80		Nike, Inc.	6,957
20		Reebok Intl., Ltd.	883
40		VF Corp.	2,390
			16,657
		Auto Manufacturers: 0.0%
680		Ford Motor Co.	8,603
20		General Motors Corp.	713
20	@	Navistar Intl. Corp.	789
67		PACCAR, Inc.	5,042
			15,147
		Auto Parts and Equipment: 0.0%
50	@	Goodyear Tire & Rubber Co.	723
40		Johnson Controls, Inc.	2,364
			3,087
		Banks: 0.4%
80		AmSouth Bancorporation	1,998
1,206		Bank of America Corp.	56,259
120		BB&T Corp.	4,698

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

50		Comerica, Inc.	$2,854
20		Compass Bancshares, Inc.	908
30		First Horizon National Corp.	1,277
40		Huntington Bancshares, Inc.	901
120		KeyCorp	3,960
30		M & T Bank Corp.	2,970
50		Marshall & Ilsley Corp.	2,025
90		Mellon Financial Corp.	2,581
210		National City Corp.	7,512
95		North Fork Bancorporation, Inc.	2,737
50		Northern Trust Corp.	2,113
60		PNC Financial Services Group, Inc.	3,158
101		Regions Financial Corp.	3,258
70		State Street Corp.	3,070
80		SunTrust Banks, Inc.	5,795
33		Synovus Financial Corp.	896
160		The Bank of New York Co., Inc.	4,840
409		U.S. Bancorp	12,168
472		Wachovia Corp.	25,021
370		Wells Fargo & Co.	21,971
20		Zions Bancorporation	1,322
			174,292
		Beverages: 0.1%
180		Anheuser-Busch Cos., Inc.	8,541
20		Brown-Forman Corp.	1,018
540		Coca-Cola Co.	23,112
100		Coca-Cola Enterprises, Inc.	2,135
20		Molson Coors Brewing Co.	1,391
70		Pepsi Bottling Group, Inc.	1,905
380		PepsiCo, Inc.	20,467
			58,569
		Biotechnology: 0.0%
276	@	Amgen, Inc.	17,003
70	@	Biogen Idec, Inc.	2,706
20	@	Genzyme Corp.	1,122
10	@	Millipore Corp.	453
			21,284
		Building Materials: 0.0%
40		American Standard Cos., Inc.	1,832
90		Masco Corp.	3,035
30		Vulcan Materials Co.	1,736
			6,603
		Chemicals: 0.1%
50		Air Products & Chemicals, Inc.	3,131
20		Ashland, Inc.	1,306
220		Dow Chemical Co.	12,133
240		E.I. du Pont de Nemours & Co.	12,791
20		Eastman Chemical Co.	1,155
20		Ecolab, Inc.	634
30		Engelhard Corp.	908
20		International Flavors & Fragrances, Inc.	826
70		PPG Industries, Inc.	5,037
80		Praxair, Inc.	3,586
60		Rohm & Haas Co.	2,890
50		Sherwin-Williams Co.	2,215
20		Sigma-Aldrich Corp.	1,232
			47,844

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.0%
40	@	Apollo Group, Inc.	$2,946
230		Cendant Corp.	5,087
40		Equifax, Inc.	1,216
50		H&R Block, Inc.	2,665
90		McKesson Corp.	3,361
30		Moody’s Corp.	2,517
80		Paychex, Inc.	2,554
40		R.R. Donnelley & Sons Co.	1,328
50		Robert Half Intl., Inc.	1,459
			23,133
		Computers: 0.2%
10	@	Affiliated Computer Services, Inc.	517
300	@	Apple Computer, Inc.	13,458
40	@	Computer Sciences Corp.	1,849
930	@	Dell, Inc.	37,284
110		Electronic Data Systems Corp.	2,343
710	@	EMC Corp.	8,989
90	@	Gateway, Inc.	423
673		Hewlett-Packard Co.	13,998
500		International Business Machines Corp.	46,289
30	@	Lexmark Intl., Inc.	2,404
40	@	NCR Corp.	1,560
90	@	Network Appliance, Inc.	2,701
1,240	@	Sun Microsystems, Inc.	5,233
70	@	Sungard Data Systems, Inc.	1,828
80	@	Unisys Corp.	614
			139,490
		Cosmetics/Personal Care: 0.2%
15		Alberto-Culver Co.	784
100		Avon Products, Inc.	4,277
160		Colgate-Palmolive Co.	8,467
380		Gillette Co.	19,095
110		Kimberly-Clark Corp.	7,258
960		Procter & Gamble Co.	50,966
			90,847
		Distribution/Wholesale: 0.0%
50		Genuine Parts Co.	2,164
30		W.W. Grainger, Inc.	1,883
			4,047
		Diversified Financial Services: 0.4%
280		American Express Co.	15,161
40		Bear Stearns Cos., Inc.	3,980
50		Capital One Financial Corp.	3,834
300		Charles Schwab Corp.	3,150
60		CIT Group, Inc.	2,421
1,153		Citigroup, Inc.	55,020
178		Countrywide Financial Corp.	6,186
90	@	E*TRADE Financial Corp.	1,194
210		Fannie Mae	12,277
20		Federated Investors, Inc.	591
60		Franklin Resources, Inc.	4,211
150		Freddie Mac	9,300
110		Goldman Sachs Group, Inc.	11,968
50		Janus Capital Group, Inc.	702
80		Lehman Brothers Holdings, Inc.	7,294
270		MBNA Corp.	6,850
210		Merrill Lynch & Co., Inc.	12,302
240		Morgan Stanley	13,553
90	@	Providian Financial Corp.	1,544
90		SLM Corp.	4,392
30		T. Rowe Price Group, Inc.	1,842
			177,772

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.1%
260	@	AES Corp.	$4,352
40		Ameren Corp.	2,059
90		American Electric Power Co., Inc.	3,006
60		CenterPoint Energy, Inc.	719
10		Cinergy Corp.	405
50		Consolidated Edison, Inc.	2,138
40		Constellation Energy Group, Inc.	2,059
70		Dominion Resources, Inc.	5,042
40		DTE Energy Co.	1,769
360		Duke Energy Corp.	9,715
70		Edison Intl.	2,274
50		Entergy Corp.	3,456
150		Exelon Corp.	6,803
20		FirstEnergy Corp.	825
40		FPL Group, Inc.	3,174
60		NiSource, Inc.	1,358
90	@	PG&E Corp.	3,166
20		Pinnacle West Capital Corp.	835
40		PPL Corp.	2,182
60		Progress Energy, Inc.	2,600
10		Public Service Enterprise Group, Inc.	546
160		Southern Co.	5,139
50		TECO Energy, Inc.	795
90		TXU Corp.	6,862
80		Xcel Energy, Inc.	1,418
			72,697
		Electrical Components and Equipment: 0.0%
90		Emerson Electric Co.	5,969
			5,969
		Electronics: 0.0%
100	@	Agilent Technologies, Inc.	2,400
60		Applera Corp. - Applied Biosystems Group	1,232
30	@	Fisher Scientific Intl.	1,820
40	@	Jabil Circuit, Inc.	1,028
30		Parker Hannifin Corp.	1,974
30		PerkinElmer, Inc.	665
100	@	Sanmina-SCI Corp.	555
230	@	Solectron Corp.	1,139
20		Tektronix, Inc.	578
50	@	Thermo Electron Corp.	1,373
30	@	Waters Corp.	1,466
			14,230
		Environmental Control: 0.0%
130		Waste Management, Inc.	3,801
			3,801
		Food: 0.1%
20		Albertson’s, Inc.	448
90		Campbell Soup Co.	2,493
120		ConAgra Foods, Inc.	3,278
80		General Mills, Inc.	4,190
80		H.J. Heinz Co.	3,011
60		Hershey Foods Corp.	3,780
80		Kellogg Co.	3,520
60	@	Kroger Co.	1,079
30		McCormick & Co., Inc.	1,140

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

100	@	Safeway, Inc.	$1,840
170		Sara Lee Corp.	3,808
50		SUPERVALU, Inc.	1,589
80		Wm. Wrigley Jr. Co.	5,324
			35,500
		Forest Products and Paper: 0.0%
60		Georgia-Pacific Corp.	2,149
110		International Paper Co.	4,109
30		Louisiana-Pacific Corp.	788
60		MeadWestvaco Corp.	1,882
40		Plum Creek Timber Co., Inc.	1,502
20		Temple-Inland, Inc.	1,604
70		Weyerhaeuser Co.	4,684
			16,718
		Gas: 0.0%
40		KeySpan Corp.	1,582
10		Nicor, Inc.	373
70		Sempra Energy	2,800
			4,755
		Hand/Machine Tools: 0.0%
30		Black & Decker Corp.	2,488
20		Snap-On, Inc.	662
20		Stanley Works	925
			4,075
		Healthcare-Products: 0.2%
10		Bausch & Lomb, Inc.	708
50		Baxter Intl., Inc.	1,783
90		Becton Dickinson & Co.	5,388
50		Biomet, Inc.	2,111
180	@	Boston Scientific Corp.	5,879
20		C.R. Bard, Inc.	1,330
70		Guidant Corp.	5,137
900		Johnson & Johnson	59,041
270		Medtronic, Inc.	14,072
80	@	St. Jude Medical, Inc.	3,128
20		Stryker Corp.	993
50	@	Zimmer Holdings, Inc.	4,295
			103,865
		Healthcare-Services: 0.1%
90		HCA, Inc.	4,249
70	@	Humana, Inc.	2,329
30	@	Laboratory Corp. Of America Holdings	1,437
20		Manor Care, Inc.	681
20		Quest Diagnostics, Inc.	1,988
250		UnitedHealth Group, Inc.	22,790
110	@	WellPoint, Inc.	13,427
			46,901
		Home Builders: 0.0%
10		Centex Corp.	636
			636
		Home Furnishings: 0.0%
50		Leggett & Platt, Inc.	1,383
10		Whirlpool Corp.	638
			2,021

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.0%
20		Avery Dennison Corp.	$1,214
50		Clorox Co.	3,002
30		Fortune Brands, Inc.	2,430
			6,646
		Housewares: 0.0%
60		Newell Rubbermaid, Inc.	1,337
			1,337
		Insurance: 0.2%
60	@@	ACE Ltd.	2,668
110		AFLAC, Inc.	4,216
150		Allstate Corp.	8,052
20		AMBAC Financial Group, Inc.	1,556
580		American Intl. Group, Inc.	38,743
70		Chubb Corp.	5,538
50		CIGNA Corp.	4,540
42		Cincinnati Financial Corp.	1,879
70		Hartford Financial Services Group, Inc.	5,037
10		Jefferson-Pilot Corp.	490
40		Lincoln National Corp.	1,874
70		Loews Corp.	4,990
30		MBIA, Inc.	1,758
230		MetLife, Inc.	9,438
30		MGIC Investment Corp.	1,882
70		Principal Financial Group	2,731
40		Progressive Corp.	3,484
150		Prudential Financial, Inc.	8,550
40		Safeco Corp.	1,908
140		St. Paul Travelers Cos., Inc.	5,365
30		Torchmark Corp.	1,563
70		UnumProvident Corp.	1,184
40	@@	XL Capital Ltd.	3,000
			120,446
		Internet: 0.1%
300	@	eBay, Inc.	12,852
270	@	Symantec Corp.	5,943
300	@	Yahoo!, Inc.	9,681
			28,476
		Iron/Steel: 0.0%
40		Nucor Corp.	2,494
50		United States Steel Corp.	3,118
			5,612
		Leisure Time: 0.0%
30		Brunswick Corp.	1,399
140		Carnival Corp.	7,613
70		Harley-Davidson, Inc.	4,332
30		Sabre Holdings Corp.	632
			13,976
		Lodging: 0.0%
30		Harrah’s Entertainment, Inc.	1,968
80		Hilton Hotels Corp.	1,685
70		Marriott Intl., Inc.	4,486
40		Starwood Hotels & Resorts Worldwide, Inc.	2,290
			10,429

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Construction and Mining: 0.0%
20		Caterpillar, Inc.	$1,901
			1,901
		Machinery-Diversified: 0.0%
20		Cummins, Inc.	1,468
60		Deere & Co.	4,266
50		Rockwell Automation, Inc.	3,108
			8,842
		Media: 0.1%
100	@	Comcast Corp.	3,255
10		Gannett Co., Inc.	788
60		McGraw-Hill Cos., Inc.	5,511
10		Meredith Corp.	459
30		New York Times Co.	1,100
120		News Corp.	1,997
1,010	@	Time Warner, Inc.	17,401
30		Tribune Co.	1,222
370		Viacom, Inc.	12,913
440		Walt Disney Co.	12,294
			56,940
		Mining: 0.0%
20		Phelps Dodge Corp.	2,129
			2,129
		Miscellaneous Manufacturing: 0.4%
170		3M Co.	14,270
20		Cooper Industries Ltd.	1,387
60		Danaher Corp.	3,250
40		Dover Corp.	1,547
90		Eastman Kodak Co.	3,059
30		Eaton Corp.	2,093
2,370		General Electric Co.	83,423
180		Honeywell Intl., Inc.	6,835
70		Illinois Tool Works, Inc.	6,283
40	@@	Ingersoll-Rand Co.	3,370
20		ITT Industries, Inc.	1,759
10		Pall Corp.	271
40		Textron, Inc.	3,094
450	@@	Tyco Intl., Ltd.	15,066
			145,707
		Office/Business Equipment: 0.0%
60		Pitney Bowes, Inc.	2,752
220	@	Xerox Corp.	3,432
			6,184
		Oil and Gas: 0.5%
20		Amerada Hess Corp.	2,008
80		Anadarko Petroleum Corp.	6,149
66		Apache Corp.	4,150
120		Burlington Resources, Inc.	5,956
660		ChevronTexaco Corp.	40,972
213		ConocoPhillips	23,620
120		Devon Energy Corp.	5,615
30		EOG Resources, Inc.	2,734
2,000		Exxon Mobil Corp.	126,619
30		Kerr-McGee Corp.	2,330
70		Marathon Oil Corp.	3,314
10		Noble Corp.	571
80		Occidental Petroleum Corp.	5,622

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

20	@	Rowan Cos., Inc.	$634
20		Sunoco, Inc.	1,982
60	@	Transocean, Inc.	2,909
50		Unocal Corp.	2,705
80		Valero Energy Corp.	5,699
			243,589
		Oil and Gas Services: 0.0%
70		Baker Hughes, Inc.	3,310
30		BJ Services Co.	1,499
90		Halliburton Co.	3,957
			8,766
		Packaging and Containers: 0.0%
40		Ball Corp.	1,775
20		Bemis Co.	597
50	@	Pactiv Corp.	1,131
30	@	Sealed Air Corp.	1,568
			5,071
		Pharmaceuticals: 0.2%
70		Abbott Laboratories	3,219
30		Allergan, Inc.	2,255
20		AmerisourceBergen Corp.	1,198
440		Bristol-Myers Squibb Co.	11,013
160		Cardinal Health, Inc.	9,368
170	@	Caremark Rx, Inc.	6,508
50		Eli Lilly & Co.	2,800
20	@	Express Scripts, Inc.	1,506
80	@	Forest Laboratories, Inc.	3,416
100	@	Gilead Sciences, Inc.	3,455
30	@	Hospira, Inc.	888
70	@	King Pharmaceuticals, Inc.	669
55	@	Medco Health Solutions, Inc.	2,443
500		Merck & Co., Inc.	15,850
1,691		Pfizer, Inc.	44,456
300		Wyeth	12,246
			121,290
		Pipelines: 0.0%
120		El Paso Corp.	1,480
20		Kinder Morgan, Inc.	1,603
120		Williams Cos., Inc.	2,260
			5,343
		Real Estate Investment Trusts: 0.0%
20		Apartment Investment & Management Co.	765
40		Archstone-Smith Trust	1,353
80		Equity Office Properties Trust	2,414
60		Equity Residential	1,969
40		ProLogis	1,590
50		Simon Property Group, Inc.	3,098
			11,189
		Retail: 0.4%
60	@	Autonation, Inc.	1,172
70	@	Bed Bath & Beyond, Inc.	2,626
100		Best Buy Co., Inc.	5,402
50		Circuit City Stores, Inc.	782
140		Costco Wholesale Corp.	6,523
80		CVS Corp.	3,986
40		Darden Restaurants, Inc.	1,072
30		Dillard’s, Inc.	699

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

40		Family Dollar Stores, Inc.	$1,317
50		Federated Department Stores, Inc.	2,823
270		Gap, Inc.	5,759
660		Home Depot, Inc.	26,412
100		J.C. Penney Co., Inc. Holding Co.	4,449
90		Limited Brands, Inc.	2,140
170		Lowe’s Cos., Inc.	9,993
60		May Department Stores Co.	2,071
380		McDonald’s Corp.	12,570
30		Nordstrom, Inc.	1,613
90	@	Office Depot, Inc.	1,733
30		RadioShack Corp.	887
20		Sears Roebuck and Co.	999
190		Staples, Inc.	5,989
120	@	Starbucks Corp.	6,217
200		Target Corp.	10,164
100		TJX Cos., Inc.	2,442
50	@	Toys R US, Inc.	1,144
940		Wal-Mart Stores, Inc.	48,512
390		Walgreen Co.	16,703
40		Wendy’s Intl., Inc.	1,514
60		Yum! Brands, Inc.	2,927
			190,640
		Savings and Loans: 0.0%
70		Golden West Financial Corp.	4,332
200		Washington Mutual, Inc.	8,392
			12,724
		Semiconductors: 0.1%
100	@	Altera Corp.	2,074
80		Analog Devices, Inc.	2,938
370	@	Applied Materials, Inc.	6,474
30	@	Broadcom Corp.	968
76	@	Freescale Semiconductor, Inc.	1,458
1,420		Intel Corp.	34,051
40	@	KLA-Tencor Corp.	1,976
70		Linear Technology Corp.	2,734
30		Maxim Integrated Products, Inc.	1,291
80		National Semiconductor Corp.	1,596
20	@	Qlogic Corp.	806
80		Texas Instruments, Inc.	2,118
			58,484
		Software: 0.2%
50		Adobe Systems, Inc.	3,088
50		Autodesk, Inc.	1,486
120		Automatic Data Processing, Inc.	5,155
70	@	BMC Software, Inc.	1,047
50	@	Citrix Systems, Inc.	1,125
149		Computer Associates Intl., Inc.	4,036
100	@	Compuware Corp.	676
70	@	Electronic Arts, Inc.	4,514
194		First Data Corp.	7,958
45	@	Fiserv, Inc.	1,707
50		IMS Health, Inc.	1,218
40	@	Intuit, Inc.	1,712
20	@	Mercury Interactive Corp.	918
2,440		Microsoft Corp.	61,438
90	@	Novell, Inc.	472
1,910	@	Oracle Corp.	24,657
70	@	Parametric Technology Corp.	403
100	@	Siebel Systems, Inc.	853
90	@	Veritas Software Corp.	2,180
			124,643

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.2%
100		Alltel Corp.	$5,720
69		AT&T Corp.	1,341
100	@	Avaya, Inc.	1,400
400		BellSouth Corp.	10,320
40		CenturyTel, Inc.	1,346
1,460	@	Cisco Systems, Inc.	25,432
60	@	Comverse Technology, Inc.	1,393
120	@	Corning, Inc.	1,376
900	@	Lucent Technologies, Inc.	2,763
550		Motorola, Inc.	8,613
240	@	Nextel Communications, Inc.	7,063
360		QUALCOMM, Inc.	13,000
730		SBC Communications, Inc.	17,557
50		Scientific-Atlanta, Inc.	1,545
310		Sprint Corp.	7,341
100	@	Tellabs, Inc.	709
620		Verizon Communications, Inc.	22,301
			129,220
		Textiles: 0.0%
30		Cintas Corp.	1,313
			1,313
		Toys/Games/Hobbies: 0.0%
50		Hasbro, Inc.	1,056
90		Mattel, Inc.	1,883
			2,939
		Transportation: 0.0%
80		Burlington Northern Santa Fe Corp.	4,022
50		CSX Corp.	2,066
90		FedEx Corp.	8,799
110		Norfolk Southern Corp.	3,948
20		Ryder System, Inc.	849
60		Union Pacific Corp.	3,807
50		United Parcel Service, Inc.	3,875
			27,366
		Total Common Stock
		(Cost $1,913,336)	2,542,465

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund III	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.7%
		Federal Home Loan Mortgage Corporation: 26.7%
$15,000,000		2.790%, due 05/31/05		$14,893,935
		Total U.S. Government Agency Obligations
		(Cost $14,823,161)		14,893,935
U.S. TREASURY OBLIGATIONS: 31.5%
		U.S. Treasury STRIP: 31.5%
7,956,000		2.500%, due 05/15/05		7,915,162
9,750,000		2.540%, due 05/15/05		9,699,163
		Total U.S. Treasury Obligations
		(Cost $17,545,001)		17,614,325
OTHER BONDS: 36.8%
		Sovereign: 36.8%
20,672,000		Israel Trust, 2.880%, due 05/15/05		20,546,976
		Total Other Bonds
		(Cost $20,477,239)		20,546,976
		Total Long-Term Investments
		(Cost$54,758,737)		55,597,701
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
529,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $529,038 to be received upon repurchase (Collateralized by $555,000 Federal National Mortgage Association, 2.500%-3.000%, Market Value plus accrued interest $546,650, due 12/04/06-07/27/07)		529,000
		Total Short-Term Investments
		(Cost $529,000)		529,000
		Total Investments In Securities
		(Cost $55,287,737)*	100.4%	$56,126,701
		Other Assets and Liabilities—Net	(0.4)	(206,674)
		Net Assets	100.0%	$55,920,027
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $55,593,080.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$554,041
		Gross Unrealized Depreciation		(20,420)
		Net Unrealized Appreciation		$533,621

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund IV	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 1.2%
		Advertising: 0.0%
15	@	Interpublic Group of Cos., Inc.	$197
7		Omnicom Group, Inc.	638
			835
		Aerospace/Defense: 0.0%
44		Boeing Co.	2,419
8		General Dynamics Corp.	843
1		Goodrich Corp.	37
3		L-3 Communications Holdings, Inc.	216
23		Lockheed Martin Corp.	1,362
14		Northrop Grumman Corp.	741
18		Raytheon Co.	688
6		Rockwell Collins, Inc.	276
19		United Technologies Corp.	1,898
			8,480
		Agriculture: 0.0%
77		Altria Group, Inc.	5,055
32		Archer-Daniels-Midland Co.	771
10		Monsanto Co.	588
5		Reynolds American, Inc.	410
11		UST, Inc.	601
			7,425
		Airlines: 0.0%
11		Southwest Airlines Co.	152
			152
		Apparel: 0.0%
12	@	Coach, Inc.	666
5		Jones Apparel Group, Inc.	159
4		Liz Claiborne, Inc.	169
14		Nike, Inc.	1,218
2		Reebok Intl., Ltd.	88
6		VF Corp.	359
			2,659
		Auto Manufacturers: 0.0%
117		Ford Motor Co.	1,479
4		General Motors Corp.	143
10		PACCAR, Inc.	753
			2,375
		Auto Parts and Equipment: 0.0%
6	@	Goodyear Tire & Rubber Co.	87
6		Johnson Controls, Inc.	354
			441
		Banks: 0.1%
15		AmSouth Bancorporation	375
208		Bank of America Corp.	9,702
20		BB&T Corp.	783
10		Comerica, Inc.	571

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

4		Compass Bancshares, Inc.	$182
5		First Horizon National Corp.	213
2		Huntington Bancshares, Inc.	45
20		KeyCorp	660
4		M & T Bank Corp.	396
10		Marshall & Ilsley Corp.	405
15		Mellon Financial Corp.	430
36		National City Corp.	1,288
16		North Fork Bancorporation, Inc.	461
8		Northern Trust Corp.	338
10		PNC Financial Services Group, Inc.	526
17		Regions Financial Corp.	548
13		State Street Corp.	570
13		SunTrust Banks, Inc.	942
6		Synovus Financial Corp.	163
28		The Bank of New York Co., Inc.	847
70		U.S. Bancorp	2,083
82		Wachovia Corp.	4,347
64		Wells Fargo & Co.	3,800
3		Zions Bancorporation	198
			29,873
		Beverages: 0.0%
30		Anheuser-Busch Cos., Inc.	1,424
4		Brown-Forman Corp.	204
92		Coca-Cola Co.	3,937
18		Coca-Cola Enterprises, Inc.	384
2		Molson Coors Brewing Co.	139
10		Pepsi Bottling Group, Inc.	272
64		PepsiCo, Inc.	3,447
			9,807
		Biotechnology: 0.0%
47	@	Amgen, Inc.	2,895
12	@	Biogen Idec, Inc.	464
4	@	Genzyme Corp.	224
2	@	Millipore Corp.	91
			3,674
		Building Materials: 0.0%
8		American Standard Cos., Inc.	366
16		Masco Corp.	540
4		Vulcan Materials Co.	231
			1,137
		Chemicals: 0.0%
8		Air Products & Chemicals, Inc.	501
2		Ashland, Inc.	131
38		Dow Chemical Co.	2,095
40		E.I. du Pont de Nemours & Co.	2,131
3		Eastman Chemical Co.	173
5		Ecolab, Inc.	159
2		Engelhard Corp.	61
5		International Flavors & Fragrances, Inc.	206
11		PPG Industries, Inc.	791
14		Praxair, Inc.	628
10		Rohm & Haas Co.	482
9		Sherwin-Williams Co.	399
3		Sigma-Aldrich Corp.	185
			7,942

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.0%
7	@	Apollo Group, Inc.	$515
40		Cendant Corp.	884
8		Equifax, Inc.	243
9		H&R Block, Inc.	480
15		McKesson Corp.	560
5		Moody’s Corp.	420
14		Paychex, Inc.	447
8		R.R. Donnelley & Sons Co.	266
9		Robert Half Intl., Inc.	263
			4,078
		Computers: 0.1%
1	@	Affiliated Computer Services, Inc.	52
50	@	Apple Computer, Inc.	2,243
7	@	Computer Sciences Corp.	324
159	@	Dell, Inc.	6,374
19		Electronic Data Systems Corp.	405
121	@	EMC Corp.	1,532
16	@	Gateway, Inc.	75
111		Hewlett-Packard Co.	2,309
85		International Business Machines Corp.	7,868
5	@	Lexmark Intl., Inc.	401
10	@	NCR Corp.	390
18	@	Network Appliance, Inc.	540
213	@	Sun Microsystems, Inc.	899
11	@	Sungard Data Systems, Inc.	287
10	@	Unisys Corp.	77
			23,776
		Cosmetics/Personal Care: 0.0%
5		Alberto-Culver Co.	261
17		Avon Products, Inc.	727
27		Colgate-Palmolive Co.	1,429
64		Gillette Co.	3,216
19		Kimberly-Clark Corp.	1,254
165		Procter & Gamble Co.	8,760
			15,647
		Distribution/Wholesale: 0.0%
11		Genuine Parts Co.	476
5		W.W. Grainger, Inc.	314
			790
		Diversified Financial Services: 0.1%
48		American Express Co.	2,598
6		Bear Stearns Cos., Inc.	597
10		Capital One Financial Corp.	767
50		Charles Schwab Corp.	525
10		CIT Group, Inc.	404
198		Citigroup, Inc.	9,448
30		Countrywide Financial Corp.	1,043
12	@	E*TRADE Financial Corp.	159
36		Fannie Mae	2,105
3		Federated Investors, Inc.	89
9		Franklin Resources, Inc.	632
26		Freddie Mac	1,612
18		Goldman Sachs Group, Inc.	1,958
3		Janus Capital Group, Inc.	42
14		Lehman Brothers Holdings, Inc.	1,277
48		MBNA Corp.	1,218
36		Merrill Lynch & Co., Inc.	2,109
40		Morgan Stanley	2,258
15	@	Providian Financial Corp.	257
16		SLM Corp.	781
4		T. Rowe Price Group, Inc.	246
			30,125

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.0%
43	@	AES Corp.	$720
7		Ameren Corp.	360
16		American Electric Power Co., Inc.	534
11		CenterPoint Energy, Inc.	132
2		Cinergy Corp.	81
9		Consolidated Edison, Inc.	385
9		Constellation Energy Group, Inc.	463
12		Dominion Resources, Inc.	864
6		DTE Energy Co.	265
61		Duke Energy Corp.	1,647
13		Edison Intl.	422
8		Entergy Corp.	553
26		Exelon Corp.	1,180
3		FirstEnergy Corp.	124
7		FPL Group, Inc.	555
11		NiSource, Inc.	249
16	@	PG&E Corp.	563
3		Pinnacle West Capital Corp.	125
8		PPL Corp.	436
9		Progress Energy, Inc.	390
2		Public Service Enterprise Group, Inc.	109
27		Southern Co.	867
8		TECO Energy, Inc.	127
16		TXU Corp.	1,221
15		Xcel Energy, Inc.	266
			12,638
		Electrical Components and Equipment: 0.0%
16		Emerson Electric Co.	1,061
			1,061
		Electronics: 0.0%
17	@	Agilent Technologies, Inc.	408
10		Applera Corp. - Applied Biosystems Group	205
4	@	Fisher Scientific Intl.	243
7	@	Jabil Circuit, Inc.	180
5		Parker Hannifin Corp.	329
5		PerkinElmer, Inc.	111
8	@	Sanmina-SCI Corp.	44
39	@	Solectron Corp.	193
5		Tektronix, Inc.	145
8	@	Thermo Electron Corp.	220
4	@	Waters Corp.	195
			2,273
		Engineering and Construction: 0.0%
3		Fluor Corp.	188
			188
		Environmental Control: 0.0%
21		Waste Management, Inc.	614
			614
		Food: 0.0%
3		Albertson’s, Inc.	67
15		Campbell Soup Co.	416
21		ConAgra Foods, Inc.	574
13		General Mills, Inc.	681
14		H.J. Heinz Co.	527
12		Hershey Foods Corp.	755

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

15		Kellogg Co.	$660
10	@	Kroger Co.	180
5		McCormick & Co., Inc.	190
17	@	Safeway, Inc.	313
30		Sara Lee Corp.	672
6		SUPERVALU, Inc.	191
11		Wm. Wrigley Jr. Co.	732
			5,958
		Forest Products and Paper: 0.0%
10		Georgia-Pacific Corp.	358
19		International Paper Co.	710
5		Louisiana-Pacific Corp.	131
11		MeadWestvaco Corp.	345
7		Plum Creek Timber Co., Inc.	263
3		Temple-Inland, Inc.	241
10		Weyerhaeuser Co.	669
			2,717
		Gas: 0.0%
5		KeySpan Corp.	198
11		Sempra Energy	440
			638
		Hand/Machine Tools: 0.0%
5		Black & Decker Corp.	415
3		Snap-On, Inc.	99
5		Stanley Works	231
			745
		Healthcare-Products: 0.0%
2		Bausch & Lomb, Inc.	142
5		Baxter Intl., Inc.	178
15		Becton Dickinson & Co.	898
9		Biomet, Inc.	380
31	@	Boston Scientific Corp.	1,012
4		C.R. Bard, Inc.	266
12		Guidant Corp.	881
153		Johnson & Johnson	10,037
46		Medtronic, Inc.	2,398
14	@	St. Jude Medical, Inc.	547
3		Stryker Corp.	149
10	@	Zimmer Holdings, Inc.	859
			17,747
		Healthcare-Services: 0.0%
15		HCA, Inc.	708
9	@	Humana, Inc.	299
5	@	Laboratory Corp. Of America Holdings	239
3		Manor Care, Inc.	102
3		Quest Diagnostics, Inc.	298
42		UnitedHealth Group, Inc.	3,830
19	@	WellPoint, Inc.	2,319
			7,795
		Home Builders: 0.0%
1		Centex Corp.	64
			64

		Home Furnishings: 0.0%
7		Leggett & Platt, Inc.	194
4		Whirlpool Corp.	255
			449

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.0%
3		Avery Dennison Corp.	$182
8		Clorox Co.	480
7		Fortune Brands, Inc.	567
			1,229
		Housewares: 0.0%
10		Newell Rubbermaid, Inc.	223
			223
		Insurance: 0.1%
11	@@	ACE Ltd.	489
19		AFLAC, Inc.	728
26		Allstate Corp.	1,396
4		AMBAC Financial Group, Inc.	311
98		American Intl. Group, Inc.	6,546
12		Chubb Corp.	949
9		CIGNA Corp.	817
5		Cincinnati Financial Corp.	224
12		Hartford Financial Services Group, Inc.	863
2		Jefferson-Pilot Corp.	98
9		Lincoln National Corp.	422
11		Loews Corp.	784
5		MBIA, Inc.	293
36		MetLife, Inc.	1,477
5		MGIC Investment Corp.	314
11		Principal Financial Group	429
8		Progressive Corp.	697
26		Prudential Financial, Inc.	1,482
7		Safeco Corp.	334
24		St. Paul Travelers Cos., Inc.	920
5		Torchmark Corp.	261
12		UnumProvident Corp.	203
5	@@	XL Capital Ltd.	375
			20,412
		Internet: 0.0%
52	@	eBay, Inc.	2,228
46	@	Symantec Corp.	1,012
51	@	Yahoo!, Inc.	1,646
			4,886
		Iron/Steel: 0.0%
6		Nucor Corp.	374
7		United States Steel Corp.	437
			811
		Leisure Time: 0.0%
5		Brunswick Corp.	233
23		Carnival Corp.	1,251
12		Harley-Davidson, Inc.	743
5		Sabre Holdings Corp.	105
			2,332
		Lodging: 0.0%
5		Harrah’s Entertainment, Inc.	328
19		Hilton Hotels Corp.	400
11		Marriott Intl., Inc.	705
7		Starwood Hotels & Resorts Worldwide, Inc.	401
			1,834

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Construction and Mining: 0.0%
3		Caterpillar, Inc.	$285
			285
		Machinery-Diversified: 0.0%
2		Cummins, Inc.	147
10		Deere & Co.	711
9		Rockwell Automation, Inc.	559
			1,417
		Media: 0.0%
17	@	Comcast Corp.	553
2		Gannett Co., Inc.	158
10		McGraw-Hill Cos., Inc.	919
2		Meredith Corp.	92
7		New York Times Co.	257
21		News Corp.	349
171	@	Time Warner, Inc.	2,945
5		Tribune Co.	204
64		Viacom, Inc.	2,234
77		Walt Disney Co.	2,151
			9,862
		Mining: 0.0%
5		Phelps Dodge Corp.	532
			532
		Miscellaneous Manufacturing: 0.1%
29		3M Co.	2,434
5		Cooper Industries Ltd.	347
12		Danaher Corp.	650
7		Dover Corp.	271
13		Eastman Kodak Co.	442
5		Eaton Corp.	349
403		General Electric Co.	14,185
32		Honeywell Intl., Inc.	1,215
12		Illinois Tool Works, Inc.	1,077
6	@@	Ingersoll-Rand Co.	506
3		ITT Industries, Inc.	264
5		Pall Corp.	135
7		Textron, Inc.	541
75	@@	Tyco Intl., Ltd.	2,511
			24,927
		Office/Business Equipment: 0.0%
9		Pitney Bowes, Inc.	413
37	@	Xerox Corp.	577
			990
		Oil and Gas: 0.2%
5		Amerada Hess Corp.	502
12		Anadarko Petroleum Corp.	922
12		Apache Corp.	755
21		Burlington Resources, Inc.	1,042
111		ChevronTexaco Corp.	6,891
36		ConocoPhillips	3,992
20		Devon Energy Corp.	936
4		EOG Resources, Inc.	364
341		Exxon Mobil Corp.	21,589
4		Kerr-McGee Corp.	311
12		Marathon Oil Corp.	568

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1		Noble Corp.	$57
14		Occidental Petroleum Corp.	984
3	@	Rowan Cos., Inc.	95
4		Sunoco, Inc.	396
10	@	Transocean, Inc.	485
9		Unocal Corp.	487
14		Valero Energy Corp.	997
			41,373
		Oil and Gas Services: 0.0%
12		Baker Hughes, Inc.	567
5		BJ Services Co.	250
14		Halliburton Co.	616
			1,433
		Packaging and Containers: 0.0%
6		Ball Corp.	267
4		Bemis Co.	119
9	@	Pactiv Corp.	203
3	@	Sealed Air Corp.	157
			746
		Pharmaceuticals: 0.1%
12		Abbott Laboratories	552
4		Allergan, Inc.	301
5		AmerisourceBergen Corp.	300
75		Bristol-Myers Squibb Co.	1,877
28		Cardinal Health, Inc.	1,639
28	@	Caremark Rx, Inc.	1,072
9		Eli Lilly & Co.	504
3	@	Express Scripts, Inc.	226
14	@	Forest Laboratories, Inc.	598
16	@	Gilead Sciences, Inc.	553
6	@	Hospira, Inc.	178
8	@	King Pharmaceuticals, Inc.	76
10	@	Medco Health Solutions, Inc.	444
85		Merck & Co., Inc.	2,694
288		Pfizer, Inc.	7,571
50		Wyeth	2,041
			20,626
		Pipelines: 0.0%
20		El Paso Corp.	247
2		Kinder Morgan, Inc.	160
20		Williams Cos., Inc.	377
			784

		Real Estate Investment Trusts: 0.0%
3		Apartment Investment & Management Co.	115
7		Archstone-Smith Trust	237
14		Equity Office Properties Trust	422
10		Equity Residential	328
6		ProLogis	239
7		Simon Property Group, Inc.	433
			1,774

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 0.2%
10	@	Autonation, Inc.	$195
11	@	Bed Bath & Beyond, Inc.	413
16		Best Buy Co., Inc.	864
8		Circuit City Stores, Inc.	125
24		Costco Wholesale Corp.	1,118
14		CVS Corp.	698
9		Darden Restaurants, Inc.	241
4		Dillard’s, Inc.	93
6		Family Dollar Stores, Inc.	198
7		Federated Department Stores, Inc.	395
46		Gap, Inc.	981
113		Home Depot, Inc.	4,522
17		J.C. Penney Co., Inc. Holding Co.	756
19		Limited Brands, Inc.	452
28		Lowe’s Cos., Inc.	1,646
11		May Department Stores Co.	380
65		McDonald’s Corp.	2,150
5		Nordstrom, Inc.	269
12	@	Office Depot, Inc.	231
6		RadioShack Corp.	177
3		Sears Roebuck and Co.	150
31		Staples, Inc.	977
21	@	Starbucks Corp.	1,088
33		Target Corp.	1,677
18		TJX Cos., Inc.	440
8	@	Toys R US, Inc.	183
162		Wal-Mart Stores, Inc.	8,360
66		Walgreen Co.	2,827
7		Wendy’s Intl., Inc.	265
11		Yum! Brands, Inc.	537
			32,408
		Savings and Loans: 0.0%
12		Golden West Financial Corp.	743
32		Washington Mutual, Inc.	1,342
			2,085
		Semiconductors: 0.0%
18	@	Altera Corp.	373
14		Analog Devices, Inc.	514
64	@	Applied Materials, Inc.	1,120
5	@	Broadcom Corp.	161
13	@	Freescale Semiconductor, Inc.	249
242		Intel Corp.	5,804
7	@	KLA-Tencor Corp.	346
12		Linear Technology Corp.	469
5		Maxim Integrated Products, Inc.	215
14		National Semiconductor Corp.	279
4	@	Qlogic Corp.	161
14		Texas Instruments, Inc.	371
			10,062
		Software: 0.1%
10		Adobe Systems, Inc.	618
12		Autodesk, Inc.	357
22		Automatic Data Processing, Inc.	945
12	@	BMC Software, Inc.	179
9	@	Citrix Systems, Inc.	203
22		Computer Associates Intl., Inc.	596
19	@	Compuware Corp.	128
11	@	Electronic Arts, Inc.	709
33		First Data Corp.	1,354
8	@	Fiserv, Inc.	304
11		IMS Health, Inc.	268
8	@	Intuit, Inc.	342
3	@	Mercury Interactive Corp.	138
412		Microsoft Corp.	10,373
12	@	Novell, Inc.	63
328	@	Oracle Corp.	4,234
13	@	Parametric Technology Corp.	75
24	@	Siebel Systems, Inc.	205
16	@	Veritas Software Corp.	388
			21,479

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.1%
15		Alltel Corp.	$858
12		AT&T Corp.	233
17	@	Avaya, Inc.	238
69		BellSouth Corp.	1,780
5		CenturyTel, Inc.	168
247	@	Cisco Systems, Inc.	4,304
10	@	Comverse Technology, Inc.	232
20	@	Corning, Inc.	229
154	@	Lucent Technologies, Inc.	473
93		Motorola, Inc.	1,456
41	@	Nextel Communications, Inc.	1,207
60		QUALCOMM, Inc.	2,167
125		SBC Communications, Inc.	3,006
9		Scientific-Atlanta, Inc.	278
53		Sprint Corp.	1,255
15	@	Tellabs, Inc.	106
105		Verizon Communications, Inc.	3,777
			21,767
		Textiles: 0.0%
6		Cintas Corp.	263
			263
		Toys/Games/Hobbies: 0.0%
10		Hasbro, Inc.	211
15		Mattel, Inc.	314
			525
		Transportation: 0.0%
14		Burlington Northern Santa Fe Corp.	705
8		CSX Corp.	330
16		FedEx Corp.	1,565
15		Norfolk Southern Corp.	538
3		Ryder System, Inc.	127
9		Union Pacific Corp.	571
9		United Parcel Service, Inc.	697
			4,533
		Total Common Stock
		(Cost $335,478)	431,701

PORTFOLIO OF INVESTMENTS

ING Classic Principal Protection Fund IV	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

U.S. TREASURY OBLIGATIONS: 98.4%
		U.S. Treasury STRIP: 98.4%
$35,765,000		2.790%, due 08/15/05		$35,308,174
		Total U.S. Treasury Obligations
		(Cost $34,715,565)		35,308,174
		Total Long-Term Investments
		(Cost $35,051,043)		35,739,875
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
268,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $268,019 to be received upon repurchase (Collateralized by $280,000 Federal Home Loan Mortgage Corporation, 4.750%, Market Value plus accrued interest $278,714, due 05/06/13)		268,000
		Total Short-Term Investments
		(Cost $268,000)		268,000
		Total Investments In Securities
		(Cost $35,319,043)*	100.3%	$36,007,875
		Other Assets and Liabilities—Net	(0.3)	(106,671)
		Net Assets	100.0%	$35,901,204
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
		Cost for federal income tax purposes is $35,369,304.
	*	Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$642,728
		Gross Unrealized Depreciation		(4,157)
		Net Unrealized Appreciation		$638,571

PORTFOLIO OF INVESTMENTS

ING Index Plus Protection Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 3.3%
		Advertising: 0.0%
30	@	Interpublic Group of Cos., Inc.	$394
17		Omnicom Group, Inc.	1,548
			1,942
		Aerospace/Defense: 0.1%
90		Boeing Co.	4,946
17		General Dynamics Corp.	1,791
10		L-3 Communications Holdings, Inc.	721
53		Lockheed Martin Corp.	3,139
30		Northrop Grumman Corp.	1,587
40		Raytheon Co.	1,530
10		Rockwell Collins, Inc.	461
40		United Technologies Corp.	3,995
			18,170
		Agriculture: 0.1%
170		Altria Group, Inc.	11,160
72		Archer-Daniels-Midland Co.	1,735
20		Monsanto Co.	1,176
10		Reynolds American, Inc.	820
20		UST, Inc.	1,093
			15,984
		Airlines: 0.0%
20		Southwest Airlines Co.	277
			277
		Apparel: 0.0%
20	@	Coach, Inc.	1,111
7		Jones Apparel Group, Inc.	222
5		Liz Claiborne, Inc.	212
33		Nike, Inc.	2,868
5		Reebok Intl., Ltd.	221
10		VF Corp.	598
			5,232
		Auto Manufacturers: 0.0%
250		Ford Motor Co.	3,162
10		General Motors Corp.	357
26		PACCAR, Inc.	1,957
			5,476
		Auto Parts and Equipment: 0.0%
20	@	Goodyear Tire & Rubber Co.	289
14		Johnson Controls, Inc.	828
			1,117
		Banks: 0.2%
30		AmSouth Bancorporation	749
446		Bank of America Corp.	20,806
50		BB&T Corp.	1,958
20		Comerica, Inc.	1,142
10		Compass Bancshares, Inc.	454

PORTFOLIO OF INVESTMENTS

ING Index Plus Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

10		First Horizon National Corp.	$426
18		Huntington Bancshares, Inc.	405
40		KeyCorp	1,320
10		M & T Bank Corp.	990
20		Marshall & Ilsley Corp.	810
34		Mellon Financial Corp.	975
72		National City Corp.	2,575
35		North Fork Bancorporation, Inc.	1,008
20		Northern Trust Corp.	845
25		PNC Financial Services Group, Inc.	1,316
43		Regions Financial Corp.	1,387
30		State Street Corp.	1,316
25		SunTrust Banks, Inc.	1,811
15		Synovus Financial Corp.	407
60		The Bank of New York Co., Inc.	1,815
157		U.S. Bancorp	4,671
175		Wachovia Corp.	9,277
140		Wells Fargo & Co.	8,313
10		Zions Bancorporation	661
			65,437
		Beverages: 0.1%
60		Anheuser-Busch Cos., Inc.	2,847
12		Brown-Forman Corp.	611
200		Coca-Cola Co.	8,561
37		Coca-Cola Enterprises, Inc.	790
10		Molson Coors Brewing Co.	695
20		Pepsi Bottling Group, Inc.	544
140		PepsiCo, Inc.	7,540
			21,588
		Biotechnology: 0.0%
104	@	Amgen, Inc.	6,407
30	@	Biogen Idec, Inc.	1,160
			7,567
		Building Materials: 0.0%
21		American Standard Cos., Inc.	962
35		Masco Corp.	1,180
8		Vulcan Materials Co.	463
			2,605
		Chemicals: 0.1%
20		Air Products & Chemicals, Inc.	1,252
10		Ashland, Inc.	653
78		Dow Chemical Co.	4,302
90		E.I. du Pont de Nemours & Co.	4,797
10		Eastman Chemical Co.	577
10		Ecolab, Inc.	317
2		Engelhard Corp.	61
10		International Flavors & Fragrances, Inc.	413
25		PPG Industries, Inc.	1,799
28		Praxair, Inc.	1,255
20		Rohm & Haas Co.	963
20		Sherwin-Williams Co.	886
6		Sigma-Aldrich Corp.	370
			17,645
		Commercial Services: 0.0%
16	@	Apollo Group, Inc.	1,178
90		Cendant Corp.	1,991
20		Equifax, Inc.	608
19		H&R Block, Inc.	1,013

PORTFOLIO OF INVESTMENTS

ING Index Plus Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

30		McKesson Corp.	$1,120
10		Moody’s Corp.	839
29		Paychex, Inc.	926
20		R.R. Donnelley & Sons Co.	664
16		Robert Half Intl., Inc.	467
			8,806
		Computers: 0.2%
100	@	Apple Computer, Inc.	4,486
20	@	Computer Sciences Corp.	925
342	@	Dell, Inc.	13,711
40		Electronic Data Systems Corp.	852
264	@	EMC Corp.	3,342
20	@	Gateway, Inc.	94
250		Hewlett-Packard Co.	5,200
182		International Business Machines Corp.	16,849
8	@	Lexmark Intl., Inc.	641
20	@	NCR Corp.	780
40	@	Network Appliance, Inc.	1,200
460	@	Sun Microsystems, Inc.	1,941
20	@	Sungard Data Systems, Inc.	522
20	@	Unisys Corp.	154
			50,697
		Cosmetics/Personal Care: 0.1%
6		Alberto-Culver Co.	314
40		Avon Products, Inc.	1,711
63		Colgate-Palmolive Co.	3,334
135		Gillette Co.	6,784
40		Kimberly-Clark Corp.	2,639
356		Procter & Gamble Co.	18,899
			33,681
		Distribution/Wholesale: 0.0%
20		Genuine Parts Co.	865
10		W.W. Grainger, Inc.	628
			1,493
		Diversified Financial Services: 0.2%
107		American Express Co.	5,794
14		Bear Stearns Cos., Inc.	1,393
25		Capital One Financial Corp.	1,917
110		Charles Schwab Corp.	1,155
20		CIT Group, Inc.	807
425		Citigroup, Inc.	20,281
60		Countrywide Financial Corp.	2,085
30	@	E*TRADE Financial Corp.	398
79		Fannie Mae	4,618
10		Federated Investors, Inc.	295
19		Franklin Resources, Inc.	1,334
56		Freddie Mac	3,472
40		Goldman Sachs Group, Inc.	4,352
20		Janus Capital Group, Inc.	281
33		Lehman Brothers Holdings, Inc.	3,009
100		MBNA Corp.	2,537
76		Merrill Lynch & Co., Inc.	4,452
88		Morgan Stanley	4,969
30	@	Providian Financial Corp.	515
39		SLM Corp.	1,903
10		T. Rowe Price Group, Inc.	614
			66,181

PORTFOLIO OF INVESTMENTS

ING Index Plus Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.1%
90	@	AES Corp.	$1,507
10	@	Allegheny Energy, Inc.	189
20		Ameren Corp.	1,029
29		American Electric Power Co., Inc.	969
20		CenterPoint Energy, Inc.	240
20	@	CMS Energy Corp.	243
20		Consolidated Edison, Inc.	855
14		Constellation Energy Group, Inc.	721
30		Dominion Resources, Inc.	2,161
10		DTE Energy Co.	442
131		Duke Energy Corp.	3,535
27		Edison Intl.	877
20		Entergy Corp.	1,382
58		Exelon Corp.	2,631
10		FirstEnergy Corp.	412
15		FPL Group, Inc.	1,190
20		NiSource, Inc.	453
30	@	PG&E Corp.	1,055
0		Pinnacle West Capital Corp.	0
12		PPL Corp.	654
20		Progress Energy, Inc.	867
60		Southern Co.	1,927
20		TECO Energy, Inc.	318
35		TXU Corp.	2,669
30		Xcel Energy, Inc.	532
			26,858
		Electrical Components and Equipment: 0.0%
34		Emerson Electric Co.	2,255
			2,255
		Electronics: 0.0%
40	@	Agilent Technologies, Inc.	959
20		Applera Corp. - Applied Biosystems Group	411
10	@	Fisher Scientific Intl.	607
20	@	Jabil Circuit, Inc.	514
10		Parker Hannifin Corp.	658
20		PerkinElmer, Inc.	444
40	@	Sanmina-SCI Corp.	222
80	@	Solectron Corp.	396
10		Tektronix, Inc.	289
20	@	Thermo Electron Corp.	549
10	@	Waters Corp.	489
			5,538
		Environmental Control: 0.0%
50		Waste Management, Inc.	1,462
			1,462
		Food: 0.0%
10		Albertson’s, Inc.	224
30		Campbell Soup Co.	831
40		ConAgra Foods, Inc.	1,093
30		General Mills, Inc.	1,571
30		H.J. Heinz Co.	1,129
20		Hershey Foods Corp.	1,260
34		Kellogg Co.	1,496
20	@	Kroger Co.	360
10		McCormick & Co., Inc.	380
40	@	Safeway, Inc.	736
60		Sara Lee Corp.	1,344
15		SUPERVALU, Inc.	477
28		Wm. Wrigley Jr. Co.	1,863
			12,764

PORTFOLIO OF INVESTMENTS

ING Index Plus Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.0%
20		Georgia-Pacific Corp.	$716
39		International Paper Co.	1,456
10		Louisiana-Pacific Corp.	263
20		MeadWestvaco Corp.	627
10		Plum Creek Timber Co., Inc.	376
20		Weyerhaeuser Co.	1,339
			4,777
		Gas: 0.0%
10		KeySpan Corp.	396
27		Sempra Energy	1,080
			1,476
		Hand/Machine Tools: 0.0%
10		Black & Decker Corp.	829
10		Stanley Works	463
			1,292
		Healthcare-Products: 0.1%
10		Baxter Intl., Inc.	357
30		Becton Dickinson & Co.	1,796
20		Biomet, Inc.	844
66	@	Boston Scientific Corp.	2,156
12		C.R. Bard, Inc.	798
22		Guidant Corp.	1,615
330		Johnson & Johnson	21,647
99		Medtronic, Inc.	5,160
30	@	St. Jude Medical, Inc.	1,173
10		Stryker Corp.	497
16	@	Zimmer Holdings, Inc.	1,374
			37,417
		Healthcare-Services: 0.1%
23		Aetna Inc.	3,358
30		HCA, Inc.	1,416
20	@	Humana, Inc.	665
10	@	Laboratory Corp. Of America Holdings	479
10		Manor Care, Inc.	341
10		Quest Diagnostics, Inc.	994
86		UnitedHealth Group, Inc.	7,840
42	@	WellPoint, Inc.	5,127
			20,220
		Home Furnishings: 0.0%
20		Leggett & Platt, Inc.	553
5		Whirlpool Corp.	319
			872
		Household Products/Wares: 0.0%
10		Avery Dennison Corp.	607
18		Clorox Co.	1,081
13		Fortune Brands, Inc.	1,053
			2,741
		Housewares: 0.0%
20		Newell Rubbermaid, Inc.	446
			446

PORTFOLIO OF INVESTMENTS

ING Index Plus Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 0.2%
27	@@	ACE Ltd.	$1,200
39		AFLAC, Inc.	1,495
57		Allstate Corp.	3,060
10		AMBAC Financial Group, Inc.	778
210		American Intl. Group, Inc.	14,029
25		Chubb Corp.	1,978
20		CIGNA Corp.	1,816
10		Cincinnati Financial Corp.	447
30		Hartford Financial Services Group, Inc.	2,159
20		Lincoln National Corp.	937
30		Loews Corp.	2,138
10		MBIA, Inc.	586
77		MetLife, Inc.	3,160
10		MGIC Investment Corp.	627
22		Principal Financial Group	858
14		Progressive Corp.	1,219
60		Prudential Financial, Inc.	3,420
20		Safeco Corp.	954
50		St. Paul Travelers Cos., Inc.	1,916
10		Torchmark Corp.	521
20		UnumProvident Corp.	338
11	@@	XL Capital Ltd.	825
			44,461
		Internet: 0.0%
104	@	eBay, Inc.	4,455
100	@	Symantec Corp.	2,201
110	@	Yahoo!, Inc.	3,550
			10,206
		Iron/Steel: 0.0%
10		Allegheny Technologies, Inc.	246
10		Nucor Corp.	623
10		United States Steel Corp.	624
			1,493
		Leisure Time: 0.0%
10		Brunswick Corp.	466
50		Carnival Corp.	2,719
25		Harley-Davidson, Inc.	1,547
20		Sabre Holdings Corp.	422
			5,154
		Lodging: 0.0%
10		Harrah’s Entertainment, Inc.	656
43		Hilton Hotels Corp.	906
29		Marriott Intl., Inc.	1,858
20		Starwood Hotels & Resorts Worldwide, Inc.	1,145
			4,565
		Machinery-Construction and Mining: 0.0%
7		Caterpillar, Inc.	665
			665
		Machinery-Diversified: 0.0%
20		Deere & Co.	1,422
20		Rockwell Automation, Inc.	1,243
			2,665

PORTFOLIO OF INVESTMENTS

ING Index Plus Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.1%
40	@	Comcast Corp.	$1,302
3		Gannett Co., Inc.	236
27		McGraw-Hill Cos., Inc.	2,480
6		Meredith Corp.	275
14		New York Times Co.	513
40		News Corp.	666
378	@	Time Warner, Inc.	6,514
6		Tribune Co.	244
139		Viacom, Inc.	4,851
167		Walt Disney Co.	4,666
			21,747
		Mining: 0.0%
10		Phelps Dodge Corp.	1,065
			1,065
		Miscellaneous Manufacturing: 0.2%
64		3M Co.	5,372
10		Cooper Industries Ltd.	694
20		Danaher Corp.	1,083
20		Dover Corp.	773
20		Eastman Kodak Co.	680
14		Eaton Corp.	977
864		General Electric Co.	30,412
68		Honeywell Intl., Inc.	2,582
25		Illinois Tool Works, Inc.	2,244
15	@@	Ingersoll-Rand Co.	1,264
10		ITT Industries, Inc.	880
10		Pall Corp.	271
10		Textron, Inc.	774
169	@@	Tyco Intl., Ltd.	5,657
			53,663
		Office/Business Equipment: 0.0%
20		Pitney Bowes, Inc.	917
80	@	Xerox Corp.	1,248
			2,165
		Oil and Gas: 0.4%
8		Amerada Hess Corp.	803
24		Anadarko Petroleum Corp.	1,845
18		Apache Corp.	1,132
44		Burlington Resources, Inc.	2,184
244		ChevronTexaco Corp.	15,148
75		ConocoPhillips	8,317
48		Devon Energy Corp.	2,246
4		EOG Resources, Inc.	364
738		Exxon Mobil Corp.	46,723
8		Kerr-McGee Corp.	621
21		Marathon Oil Corp.	994
31		Occidental Petroleum Corp.	2,178
10	@	Rowan Cos., Inc.	317
10		Sunoco, Inc.	991
20	@	Transocean, Inc.	970
19		Unocal Corp.	1,028
30		Valero Energy Corp.	2,137
			87,998
		Oil and Gas Services: 0.0%
20		Baker Hughes, Inc.	946
7		BJ Services Co.	350
30		Halliburton Co.	1,318
			2,614

PORTFOLIO OF INVESTMENTS

ING Index Plus Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.0%
14		Ball Corp.	$622
10		Bemis Co.	298
10	@	Pactiv Corp.	226
6	@	Sealed Air Corp.	314
			1,460
		Pharmaceuticals: 0.2%
30		Abbott Laboratories	1,380
10		Allergan, Inc.	752
10		AmerisourceBergen Corp.	599
162		Bristol-Myers Squibb Co.	4,055
60		Cardinal Health, Inc.	3,513
60	@	Caremark Rx, Inc.	2,297
20		Eli Lilly & Co.	1,120
10	@	Express Scripts, Inc.	753
29	@	Forest Laboratories, Inc.	1,238
40	@	Gilead Sciences, Inc.	1,382
10	@	Hospira, Inc.	296
10	@	King Pharmaceuticals, Inc.	96
20	@	Medco Health Solutions, Inc.	888
182		Merck & Co., Inc.	5,769
617		Pfizer, Inc.	16,221
106		Wyeth	4,327
			44,686
		Pipelines: 0.0%
40		El Paso Corp.	493
40		Williams Cos., Inc.	753
			1,246
		Real Estate Investment Trusts: 0.0%
10		Apartment Investment & Management Co.	383
20		Archstone-Smith Trust	677
30		Equity Office Properties Trust	905
20		Equity Residential	656
20		ProLogis	795
15		Simon Property Group, Inc.	929
			4,345
		Retail: 0.3%
20	@	Autonation, Inc.	391
25	@	Bed Bath & Beyond, Inc.	938
40		Best Buy Co., Inc.	2,161
20		Circuit City Stores, Inc.	313
47		Costco Wholesale Corp.	2,190
30		CVS Corp.	1,495
20		Darden Restaurants, Inc.	536
10		Dillard’s, Inc.	233
10		Family Dollar Stores, Inc.	329
16		Federated Department Stores, Inc.	903
100		Gap, Inc.	2,133
243		Home Depot, Inc.	9,725
40		J.C. Penney Co., Inc. Holding Co.	1,780
30		Limited Brands, Inc.	713
64		Lowe’s Cos., Inc.	3,762
20		May Department Stores Co.	690
140		McDonald’s Corp.	4,631
10		Nordstrom, Inc.	538
30	@	Office Depot, Inc.	578
10		RadioShack Corp.	296
70		Staples, Inc.	2,206
50	@	Starbucks Corp.	2,591

PORTFOLIO OF INVESTMENTS

ING Index Plus Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

70		Target Corp.	$3,557
35		TJX Cos., Inc.	855
18	@	Toys R US, Inc.	412
343		Wal-Mart Stores, Inc.	17,701
140		Walgreen Co.	5,996
10		Wendy’s Intl., Inc.	379
26		Yum! Brands, Inc.	1,268
			69,300
		Savings and Loans: 0.0%
26		Golden West Financial Corp.	1,609
72		Washington Mutual, Inc.	3,021
			4,630
		Semiconductors: 0.1%
30	@	Altera Corp.	622
30		Analog Devices, Inc.	1,102
134	@	Applied Materials, Inc.	2,344
10	@	Broadcom Corp.	323
37	@	Freescale Semiconductor, Inc.	710
525		Intel Corp.	12,589
20	@	KLA-Tencor Corp.	988
30		Linear Technology Corp.	1,172
10		Maxim Integrated Products, Inc.	430
30		National Semiconductor Corp.	599
10	@	Qlogic Corp.	403
30		Texas Instruments, Inc.	794
			22,076
		Software: 0.2%
20		Adobe Systems, Inc.	1,235
20		Autodesk, Inc.	594
50		Automatic Data Processing, Inc.	2,148
30	@	BMC Software, Inc.	449
10	@	Citrix Systems, Inc.	225
46		Computer Associates Intl., Inc.	1,246
42	@	Compuware Corp.	284
24	@	Electronic Arts, Inc.	1,548
67		First Data Corp.	2,748
15	@	Fiserv, Inc.	569
20		IMS Health, Inc.	487
17	@	Intuit, Inc.	728
10	@	Mercury Interactive Corp.	459
893		Microsoft Corp.	22,485
30	@	Novell, Inc.	157
710	@	Oracle Corp.	9,166
20	@	Parametric Technology Corp.	115
49	@	Siebel Systems, Inc.	418
30	@	Veritas Software Corp.	727
			45,788
		Telecommunications: 0.2%
35		Alltel Corp.	2,002
21		AT&T Corp.	408
50	@	Avaya, Inc.	700
148		BellSouth Corp.	3,818
10		CenturyTel, Inc.	336
540	@	Cisco Systems, Inc.	9,407
20	@	Comverse Technology, Inc.	464
46	@	Corning, Inc.	528
330	@	Lucent Technologies, Inc.	1,013
190		Motorola, Inc.	2,975
89	@	Nextel Communications, Inc.	2,619
136		QUALCOMM, Inc.	4,911

PORTFOLIO OF INVESTMENTS

ING Index Plus Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

273		SBC Communications, Inc.	$6,566
20		Scientific-Atlanta, Inc.	618
120		Sprint Corp.	2,842
40	@	Tellabs, Inc.	284
222		Verizon Communications, Inc.	7,985
			47,476
		Textiles: 0.0%
10		Cintas Corp.	438
			438
		Toys/Games/Hobbies: 0.0%
20		Hasbro, Inc.	422
30		Mattel, Inc.	628
			1,050
		Transportation: 0.0%
30		Burlington Northern Santa Fe Corp.	1,508
20		CSX Corp.	826
31		FedEx Corp.	3,031
30		Norfolk Southern Corp.	1,077
20		Union Pacific Corp.	1,269
23		United Parcel Service, Inc.	1,782
			9,493
		Total Common Stock (Cost $702,300)	932,465

PORTFOLIO OF INVESTMENTS

ING Index Plus Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.0%
	Federal National Mortgage Association: 17.0%
$5,000,000	3.290%, due 11/15/05	$4,883,895
	Total U.S. Government Agency Obligations (Cost $4,840,361)	4,883,895
U.S. TREASURY OBLIGATIONS: 55.2%
	U.S. Treasury STRIP: 55.2%
16,181,000	3.080%, due 11/15/05	15,834,678
	Total U.S. Treasury Obligations (Cost $15,846,392)	15,834,678
OTHER BONDS: 24.6%
	Sovereign: 24.6%
7,234,000	Israel Trust, 3.520%, due 11/15/05	7,058,076
	Total Other Bonds (Cost $7,027,533)	7,058,076
	Total Long-Term Investments (Cost $28,416,586)	28,709,114

SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreement: 0.3%
103,000	Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $103,007 to be received upon repurchase (Collateralized by $110,000 Federal National Mortgage Association, 2.300%, Market Value plus accrued interest $107,838, due 12/26/06)	103,000
	Total Short-Term Investments (Cost $103,000)	103,000

PORTFOLIO OF INVESTMENTS

ING Index Plus Protection Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

		Total Investments In Securities
		(Cost $28,519,586)*	100.4%	$28,812,114
		Other Assets and Liabilities—Net	(0.4)	(126,287)
		Net Assets	100.0%	$28,685,827
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $28,626,276. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$204,002
		Gross Unrealized Depreciation		(18,164)
		Net Unrealized Appreciation		$185,838

PORTFOLIO OF INVESTMENTS

ING Growth Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.4%
		Aerospace/Defense: 3.5%
43,700		Boeing Co.	$2,402,189
31,200		Goodrich Corp.	1,155,336
			3,557,525
		Agriculture: 2.2%
38,724		Monsanto Co.	2,276,197
			2,276,197
		Apparel: 2.6%
22,900	@	Coach, Inc.	1,271,637
15,400		Nike, Inc.	1,339,030
			2,610,667
		Beverages: 1.3%
24,600		PepsiCo, Inc.	1,324,956
			1,324,956
		Biotechnology: 0.9%
23,100	@	Biogen Idec, Inc.	892,815
			892,815
		Computers: 9.1%
69,400	@	Apple Computer, Inc.	3,113,284
69,200	@	Dell, Inc.	2,774,228
35,700		International Business Machines Corp.	3,305,106
			9,192,618
		Cosmetics/Personal Care: 3.1%
63,200		Gillette Co.	3,175,800
			3,175,800
		Diversified Financial Services: 3.3%
13,400		Capital One Financial Corp.	1,027,512
21,200	L	Goldman Sachs Group, Inc.	2,306,560
			3,334,072
		Hand/Machine Tools: 1.4%
29,700		Stanley Works	1,373,625
			1,373,625
		Healthcare-Products: 10.1%
18,300	@@, L	Alcon, Inc.	1,579,290
20,700	@	Cytyc Corp.	471,960
65,800		Johnson & Johnson	4,316,480
30,200	@	Kinetic Concepts, Inc.	1,969,946
24,400	@	St. Jude Medical, Inc.	954,040
25,806	@, L	Varian Medical Systems, Inc.	927,210
			10,218,926

PORTFOLIO OF INVESTMENTS

ING Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Services: 5.6%
21,700	@	Covance, Inc.	$948,507
20,400	@	Coventry Health Care, Inc.	1,287,240
51,930	@, L	DaVita, Inc.	2,193,523
13,800		UnitedHealth Group, Inc.	1,258,008
			5,687,278
		Insurance: 2.8%
42,000		American Intl. Group, Inc.	2,805,600
			2,805,600
		Internet: 4.4%
60,600	@	eBay, Inc.	2,596,104
58,700	@	Yahoo!, Inc.	1,894,249
			4,490,353
		Leisure Time: 0.9%
20,200		Royal Caribbean Cruises Ltd.	954,450
			954,450
		Lodging: 1.6%
25,400		Marriott Intl., Inc.	1,628,140
			1,628,140
		Media: 1.3%
40,900		Walt Disney Co.	1,142,746
6,520	@	XM Satellite Radio Holdings, Inc.	214,899
			1,357,645
		Miscellaneous Manufacturing: 6.3%
37,014		Danaher Corp.	2,005,048
56,872		General Electric Co.	2,001,894
70,800	@@	Tyco Intl., Ltd.	2,370,385
			6,377,327
		Oil and Gas: 3.9%
21,800	L	ENSCO Intl., Inc.	878,104
12,200	L	EOG Resources, Inc.	1,111,664
39,500	@, L	Transocean, Inc.	1,914,960
			3,904,728
		Oil and Gas Services: 3.3%
49,300		Halliburton Co.	2,167,721
14,900		Schlumberger Ltd.	1,124,205
			3,291,926
		Packaging and Containers: 1.2%
49,545	@	Owens-Illinois, Inc.	1,233,175
			1,233,175
		Pharmaceuticals: 3.4%
48,000	@, L	Andrx Corp.	1,077,600
36,700	@, @@, L	Elan Corp. PLC ADR	293,600
44,900	@	Gilead Sciences, Inc.	1,551,295
12,900		Wyeth	526,578
			3,449,073

PORTFOLIO OF INVESTMENTS

ING Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 8.4%
41,100		CVS Corp.	$2,048,013
25,300		Home Depot, Inc.	1,012,506
44,400		J.C. Penney Co., Inc. Holding Co.	1,975,356
31,500		Nordstrom, Inc.	1,693,440
41,900	@	Office Depot, Inc.	806,575
32,000		Staples, Inc.	1,008,640
			8,544,530
		Semiconductors: 4.1%
63,000	@, L	Altera Corp.	1,306,620
30,300		Maxim Integrated Products, Inc.	1,303,506
59,600		Texas Instruments, Inc.	1,577,612
			4,187,738
		Software: 7.2%
36,335	L	Computer Associates Intl., Inc.	984,315
166,200		Microsoft Corp.	4,184,916
167,700	@	Oracle Corp.	2,165,007
			7,334,238
		Telecommunications: 6.4%
41,900	@, @@	Amdocs Ltd.	1,229,765
69,300	@, @@	Nokia Oyj	1,118,502
83,775		QUALCOMM, Inc.	3,025,115
46,600		Sprint Corp.	1,103,488
			6,476,870
		Transportation: 1.1%
11,500		FedEx Corp.	1,124,470
			1,124,470
		Total Common Stock (Cost $88,702,775)	100,804,742

PORTFOLIO OF INVESTMENTS

ING Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 12.5%
		Repurchase Agreement: 1.0%
$1,018,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $1,018,074 to be received upon repurchase (Collateralized by $1,065,000 Federal National Mortgage Association, 3.000%, Market Value plus accrued interest $1,041,669, due 07/27/07)		$1,018,000
		Total Repurchase Agreement (Cost $1,018,000)		1,018,000
		Securities Lending Collateralcc:11.5%
11,702,508		The Bank of New York Institutional Cash Reserves Fund
		Total Securities Lending Collateral (Cost $11,702,508)		11,702,508
		Total Short-Term Investments (Cost $12,720,508)		12,720,508
		Total Investments in Securities (Cost $101,423,283)*	111.9%	$113,525,250
		Other Assets and Liabilities-Net	(11.9)	(12,091,092)
		Net Assets	100.0%	$101,434,158
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	*	Cost for federal income tax purposes is $102,461,859.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,247,521
		Gross Unrealized Depreciation		(2,184,130)
		Net Unrealized Appreciation		$11,063,391

PORTFOLIO OF INVESTMENTS

ING Small Company Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 94.6%
		Aerospace/Defense: 4.5%
41,600		Engineered Support Systems, Inc.	$2,299,648
18,900	@	Innovative Solutions & Support, Inc.	564,732
25,000	@	MTC Technologies, Inc.	799,750
49,600	@	Teledyne Technologies, Inc.	1,516,768
31,000		United Defense Industries, Inc.	1,696,320
			6,877,218
		Airlines: 0.5%
108,000	@	Northwest Airlines Corp.	759,240
			759,240
		Apparel: 1.1%
68,900	@	Warnaco Group, Inc.	1,648,088
			1,648,088
		Banks: 5.3%
75,000	@@	Banco Latinoamericano de Exportaciones SA	1,656,750
100,000	@@	BanColombia SA	1,601,000
20,008		Chittenden Corp.	531,813
70,000		Hudson United BanCorp	2,480,800
16,250		IBERIABANK Corp.	956,150
30,000		Texas Regional Bancshares, Inc.	894,300
			8,120,813
		Biotechnology: 0.9%
61,500	@	Diversa Corp.	408,360
15,200	@	Martek Biosciences Corp.	1,018,400
			1,426,760
		Coal: 0.8%
35,000	@	Westmoreland Coal Co.	1,155,000
			1,155,000
		Commercial Services: 2.7%
19,200	@	Advisory Board Co.	768,576
20,000	@	Exponent, Inc.	483,600
28,300	@	Intersections, Inc.	374,692
50,000	@	Resources Connection, Inc.	2,488,000
			4,114,868
		Computers: 4.2%
61,100		Agilysys, Inc.	1,152,346
32,000	@	AMX Corp.	717,120
45,000	@	Brooktrout, Inc.	580,950
76,300	@	Covansys Corp.	900,340
139,000	@	InterVoice, Inc.	1,508,150
51,900		MTS Systems Corp.	1,567,380
			6,426,286
		Distribution/Wholesale: 1.8%
48,300	@	Brightpoint, Inc.	870,366
47,100		Watsco, Inc.	1,797,336
			2,667,702

PORTFOLIO OF INVESTMENTS

ING Small Company Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 1.3%
192,000	@	Knight Trading Group, Inc.	$2,008,320
			2,008,320
		Electrical Components and Equipment: 2.3%
70,000		Ametek, Inc.	2,683,800
75,500	@	Artesyn Technologies, Inc.	782,180
			3,465,980
		Electronics: 2.9%
35,000	@	Benchmark Electronics, Inc.	1,138,200
5,219	@	Checkpoint Systems, Inc.	87,105
17,850	@	NVE Corp.	403,232
70,200	@	SBS Technologies, Inc.	850,824
52,700	@	Trimble Navigation Ltd.	1,898,254
			4,377,615
		Energy-Alternate Sources: 1.0%
46,500	@	Headwaters, Inc.	1,495,440
			1,495,440
		Engineering and Construction: 1.2%
41,500	@	Washington Group Intl., Inc.	1,815,625
			1,815,625
		Entertainment: 0.9%
39,000	@	Macrovision Corp.	945,750
100,000	@	Youbet.com, Inc.	500,000
			1,445,750
		Food: 2.8%
106,400		Corn Products Intl., Inc.	2,976,008
29,300		Sanderson Farms, Inc.	1,314,691
			4,290,699
		Healthcare-Products: 1.4%
16,400	@	Biosite, Inc.	950,216
56,000	@	Candela Corp.	540,400
25,200	@	Wright Medical Group, Inc.	642,348
			2,132,964
		Healthcare-Services: 3.0%
61,000	@	Kindred Healthcare, Inc.	1,994,700
32,500	@	Sierra Health Services, Inc.	2,000,700
14,612	@	United Surgical Partners Intl., Inc.	599,969
			4,595,369
		Household Products/Wares: 1.1%
38,000	@	Central Garden & Pet Co.	1,733,560
			1,733,560
		Insurance: 1.4%
24,800		AmerUs Group Co.	1,193,624
13,222		Commerce Group, Inc.	901,608
			2,095,232

PORTFOLIO OF INVESTMENTS

ING Small Company Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Internet: 3.9%
7,510	@	ePlus, Inc.	$98,456
23,800	@	Equinix, Inc.	1,042,202
48,000	@	Imergent, Inc.	775,680
17,000	@	Overstock.com, Inc.	912,815
141,200	@	ValueClick, Inc.	1,786,180
21,000	@	Websense, Inc.	1,256,850
			5,872,183
		Investment Companies: 0.7%
60,800		Apollo Investment Corp.	1,000,160
			1,000,160
		Iron/Steel: 1.7%
27,300		Carpenter Technology Corp.	1,846,025
82,640	@@	Gerdau AmeriSteel Corp.	590,050
1,850	@	Wheeling-Pittsburgh Corp.	77,099
			2,513,174
		Leisure Time: 0.6%
61,700	@	K2, Inc.	884,161
			884,161
		Lodging: 1.5%
100,000	@	Interstate Hotels & Resorts, Inc.	490,000
189,000	@	La Quinta Corp.	1,748,250
			2,238,250
		Machinery-Construction and Mining: 1.8%
62,200	@	Terex Corp.	2,811,440
			2,811,440
		Machinery-Diversified: 2.4%
41,900		Cognex Corp.	1,160,630
20,000	@	Middleby Corp.	1,078,000
75,300		Washington Air Break Technologies Corp.	1,386,273
			3,624,903
		Media: 2.3%
79,600	@	4Kids Entertainment, Inc.	1,555,384
55,400	@	Cumulus Media, Inc.	783,910
28,100	@	Liberty Corp.	1,229,375
			3,568,669
		Mining: 0.3%
30,000	@, @@	Inmet Mining Corp.	465,425
			465,425
		Miscellaneous Manufacturing: 0.8%
39,100	@	Ceradyne, Inc.	1,176,910
			1,176,910
		Oil and Gas: 5.0%
86,800	@	Denbury Resources, Inc.	2,948,596
43,300	@	KCS Energy, Inc.	743,461
35,100	@	Plains Exploration & Production Co.	1,193,751
43,800	@	Southwestern Energy Co.	2,671,800
			7,557,608

PORTFOLIO OF INVESTMENTS

ING Small Company Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 2.6%
40,000	@, @@	Core Laboratories NV	$1,075,600
32,500	@	Hydril Co.	1,952,275
47,400	@	Oil States Intl., Inc.	997,296
			4,025,171
		Pharmaceuticals: 2.3%
72,100	@	Alkermes, Inc.	842,128
54,000	@	Amylin Pharmaceuticals, Inc.	1,156,680
18,500	@	MGI Pharma, Inc.	423,650
41,600	@	Nabi Biopharmaceuticals	528,320
10,300	@	OSI Pharmaceuticals, Inc.	562,689
			3,513,467
		Real Estate: 0.9%
39,400	@	CB Richard Ellis Group, Inc.	1,421,552
			1,421,552
		Real Estate Investment Trusts: 9.4%
75,400		Acadia Realty Trust	1,198,860
25,000		Alexandria Real Estate Equities, Inc.	1,674,500
45,400		Corporate Office Properties Trust	1,200,830
45,000	@	Felcor Lodging Trust, Inc.	564,300
48,200		Gramercy Capital Corp.	1,060,400
88,500		Innkeepers USA Trust	1,181,475
49,950		LaSalle Hotel Properties	1,505,493
75,250	@	Meristar Hospitality Corp.	552,335
82,500		Newcastle Investment Corp.	2,544,299
50,000		Reckson Associates Realty Corp.	1,527,500
16,000		SL Green Realty Corp.	902,080
19,000		Washington Real Estate Investment Trust	554,800
			14,466,872
		Retail: 2.9%
50,000	@	Aeropostale, Inc.	1,595,000
35,600		Claire’s Stores, Inc.	819,156
42,300	@	Electronics Boutique Holdings Corp.	1,600,209
31,256	@	Syms Corp.	423,519
			4,437,884
		Savings and Loans: 1.3%
144,000		First Niagara Financial Group, Inc.	1,971,360
			1,971,360
		Semiconductors: 1.8%
33,800	@	ADE Corp.	675,324
55,000	@	Pericom Semiconductor Corp.	487,850
41,000	@	Varian Semiconductor Equipment Associates, Inc.	1,633,440
			2,796,614
		Software: 6.5%
53,200	@	Avid Technology, Inc.	3,559,080
50,000	@	Filenet Corp.	1,171,000
250,000	@	Informatica Corp.	1,942,500
41,000	@	Progress Software Corp.	949,150
29,500	@	Take-Two Interactive Software, Inc.	1,081,765
42,600	@	THQ, Inc.	1,164,684
			9,868,179

PORTFOLIO OF INVESTMENTS

ING Small Company Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 2.8%
70,300	@	Aspect Communications Corp.	$766,270
6,640	@@	Brasil Telecom Participacoes SA ADR	225,760
30,700	@	Comtech Telecommunications	1,103,972
44,600	@	Intrado, Inc.	558,392
69,200	@	Netgear, Inc.	948,040
40,000		Otelco, Inc.	618,800
			4,221,234
		Transportation: 1.8%
16,900	@	HUB Group Inc	982,735
50,900	@	Landstar System, Inc.	1,785,572
			2,768,307
		Water: 0.2%
15,555	@, @@	Cia de Saneamento Basico do Estado de Sao Paulo ADR	234,881
			234,881
		Total Common Stock (Cost $113,251,255)	144,090,933

PORTFOLIO OF INVESTMENTS

ING Small Company Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 4.1%
		Repurchase Agreement: 4.1%
$6,246,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $6,246,451 to be received upon repurchase (Collateralized by $6,390,000 Federal National Mortgage Association, 3.550%, Market Value plus accrued interest $6,373,599, due 02/16/07)		$6,246,000
		Total Short-Term Investments (Cost $6,246,000)		6,246,000
		Total Investments In Securities (Cost $119,497,255)*	98.7%	$150,336,933
		Other Assets and Liabilities—Net	1.3	1,979,769
		Net Assets	100.0%	$152,316,702
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $119,519,306.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$35,879,967
		Gross Unrealized Depreciation		(5,062,340)
		Net Unrealized Appreciation		$30,817,627

PORTFOLIO OF INVESTMENTS

ING Value Opportunity Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.3%
		Aerospace/Defense: 3.1%
11,500		General Dynamics Corp.	$1,211,525
			1,211,525
		Agriculture: 3.2%
19,175		Altria Group, Inc.	1,258,839
			1,258,839
		Apparel: 2.2%
9,800		Nike, Inc.	852,110
			852,110
		Banks: 6.5%
30,400		Bank of America Corp.	1,418,160
18,875		Wells Fargo & Co.	1,120,798
			2,538,958
		Building Materials: 1.4%
16,525		Masco Corp.	557,223
			557,223
		Chemicals: 5.0%
19,700		Dow Chemical Co.	1,086,455
19,100		Praxair, Inc.	856,253
			1,942,708
		Computers: 3.4%
14,500		International Business Machines Corp.	1,342,410
			1,342,410
		Cosmetics/Personal Care: 2.5%
15,100		Kimberly-Clark Corp.	996,298
			996,298
		Diversified Financial Services: 11.8%
20,425		Citigroup, Inc.	974,681
16,600		Fannie Mae	970,436
11,700		Freddie Mac	725,400
16,700		Merrill Lynch & Co., Inc.	978,286
17,600		Morgan Stanley	993,872
			4,642,675
		Electrical Components and Equipment: 3.1%
18,100		Emerson Electric Co.	1,200,392
			1,200,392
		Electronics: 3.3%
46,800	@@	Koninklijke Philips Electronics NV	1,297,296
			1,297,296

PORTFOLIO OF INVESTMENTS

ING Value Opportunity Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Food: 4.7%
17,500	@@, L	Nestle SA ADR	$1,218,427
9,200	@@	Unilever NV	615,388
			1,833,815
		Forest Products and Paper: 1.8%
19,100		International Paper Co.	713,385
			713,385
		Healthcare-Products: 1.1%
6,400		Beckman Coulter, Inc.	450,880
			450,880
		Healthcare-Services: 2.1%
8,300	L	Quest Diagnostics, Inc.	825,020
			825,020
		Insurance: 8.4%
20,000		Allstate Corp.	1,073,600
17,650		American Intl. Group, Inc.	1,179,020
25,500		MetLife, Inc.	1,046,520
			3,299,140
		Media: 2.3%
11,300		Gannett Co., Inc.	889,875
			889,875
		Miscellaneous Manufacturing: 3.3%
33,900		Honeywell Intl., Inc.	1,287,183
			1,287,183
		Oil and Gas: 14.8%
16,500		Apache Corp.	1,037,520
23,100	@@	BP PLC	1,499,652
27,200		ChevronTexaco Corp.	1,688,576
25,575		Exxon Mobil Corp.	1,619,153
			5,844,901
		Oil and Gas Services: 2.1%
18,900		Halliburton Co.	831,033
			831,033
		Pharmaceuticals: 2.0%
29,300		Pfizer, Inc.	770,297
			770,297
		Retail: 2.2%
26,600		McDonald’s Corp.	879,928
			879,928
		Savings and Loans: 6.2%
54,300		Sovereign Bancorp, Inc.	1,245,642
28,125		Washington Mutual, Inc.	1,180,125
			2,425,767
		Telecommunications: 1.8%
19,500		Verizon Communications, Inc.	701,415
			701,415
		Total Common Stock (Cost $33,428,047)	38,593,073

PORTFOLIO OF INVESTMENTS

ING Value Opportunity Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 3.9%
		Repurchase Agreement: 1.8%
$691,000		Goldman Sachs Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $691,050 to be received upon repurchase (Collateralized by $715,000 Federal Home Loan Bank, 2.375%, Market Value plus accrued interest $708,914, due 02/15/06)		$691,000
		Total Repurchase Agreement (Cost $691,000)		691,000
		Securities Lending CollateralCC: 2.1%
822,176		The Bank of New York Institutional Cash Reserves Fund		822,176
		Total Securities Lending Collateral (Cost $822,176)		822,176
		Total Short-Term Investments (Cost $1,513,176)		1,513,176
		Total Investments In Securities (Cost $34,941,223)*	102.2%	$40,106,249
		Other Assets and Liabilities—Net	(2.2)	(870,757)
		Net Assets	100.0%	$39,235,551
	@ @	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	*	Cost for federal income tax purposes is $35,077,808 Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,783,174
		Gross Unrealized Depreciation		(754,733)
		Net Unrealized Appreciation		$5,028,441

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 58.9%
		Advertising: 0.1%
2,490	L	Catalina Marketing Corp.	$67,106
			67,106
		Aerospace/Defense: 1.0%
270	@	Armor Holdings, Inc.	10,778
4,425		Boeing Co.	243,242
785	@	DRS Technologies, Inc.	32,428
760		EDO Corp.	24,168
210	L	Engineered Support Systems, Inc.	11,609
7,650		Lockheed Martin Corp.	453,034
749	@	Moog, Inc.	33,405
4,986		Northrop Grumman Corp.	263,759
1,030	@	Teledyne Technologies, Inc.	31,497
2,775		United Technologies Corp.	277,168
			1,381,088
		Agriculture: 1.0%
10,625		Altria Group, Inc.	697,531
15,500		Archer-Daniels-Midland Co.	373,550
1,896	L	Dimon, Inc.	12,286
4,110		UST, Inc.	224,612
			1,307,979
		Airlines: 0.0%
1,570	@	Alaska Air Group, Inc.	44,525
			44,525
		Apparel: 0.8%
580	@, L	Ashworth, Inc.	6,397
4,750	@	Coach, Inc.	263,768
1,040		K-Swiss, Inc.	32,240
5,025		Nike, Inc.	436,923
505	@	Quiksilver, Inc.	15,953
1,585		Stride Rite Corp.	20,605
1,350	@, L	Timberland Co.	94,014
2,925		VF Corp.	174,798
1,642		Wolverine World Wide, Inc.	36,535
			1,081,233
		Auto Manufacturers: 0.6%
34,625	L	Ford Motor Co.	438,006
300		Oshkosh Truck Corp.	22,395
4,125		PACCAR, Inc.	310,448
			770,849
		Auto Parts and Equipment: 0.0%
1,930	L	Modine Manufacturing Co.	62,822
			62,822
		Banks: 3.7%
3,710		Associated Banc-Corp.	118,943
35,275		Bank of America Corp.	1,645,578
4,750		Colonial BancGroup, Inc.	96,758

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

4,550		Comerica, Inc.	$259,714
870	L	Commerce Bancorp, Inc.	53,314
435		East-West Bancorp, Inc.	15,643
855	@@	First Bancorp Puerto Rico	40,236
1,750	L	Fremont General Corp.	43,995
10,025		KeyCorp.	330,825
12,443		National City Corp.	445,086
2,149		Republic Bancorp, Inc.	31,268
600		South Financial Group, Inc.	18,420
9,600		U.S. Bancorp	285,600
385	L	UCBH Holdings, Inc.	15,935
17,325		Wachovia Corp.	918,397
8,750		Wells Fargo & Co.	519,575
345		Whitney Holding Corp.	15,284
			4,854,571
		Beverages: 0.8%
12,775		Coca-Cola Co.	546,770
800		Molson Coors Brewing Co.	55,624
8,600		PepsiCo, Inc.	463,196
			1,065,590
		Biotechnology: 0.4%
6,600	@	Amgen, Inc.	406,626
1,310	@	Arqule, Inc.	6,550
1,935	@, L	Charles River Laboratories Intl., Inc.	89,204
			502,380
		Building Materials: 0.1%
355		Florida Rock Industries, Inc.	22,780
520		Martin Marietta Materials, Inc.	29,994
375	L	Simpson Manufacturing Co., Inc.	12,949
550		Texas Industries, Inc.	36,685
			102,408
		Chemicals: 1.1%
840		Arch Chemicals, Inc.	24,007
5,050		Dow Chemical Co.	278,508
5,325		E.I. du Pont de Nemours & Co.	283,822
1,645	@, L	FMC Corp.	81,197
755		Georgia Gulf Corp.	39,872
5,730		Lyondell Chemical Co.	193,961
845	@	OM Group, Inc.	26,939
1,600	@	Omnova Solutions, Inc.	7,536
2,925	@	PolyOne Corp.	26,618
4,475		PPG Industries, Inc.	321,975
3,800		Sherwin-Williams Co.	168,340
			1,452,775
		Coal: 0.1%
590		Massey Energy Co.	25,712
705		Peabody Energy Corp.	68,456
			94,168
		Commercial Services: 1.0%
3,720		Adesa, Inc.	83,960
1,135	@	Administaff, Inc.	15,209
2,480	@, L	Alliance Data Systems Corp.	97,836
940	@	ChoicePoint, Inc.	37,882
535	@	Consolidated Graphics, Inc.	27,847
2,734	@	Education Management Corp.	80,161
3,225		Equifax, Inc.	98,008
4,600		H&R Block, Inc.	245,180

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

740	@	Heidrick & Struggles Intl., Inc.	$25,264
2,040	@	Korn/Ferry Intl.	39,127
1,510	@, L	Labor Ready, Inc.	28,358
1,010		Manpower, Inc.	44,137
8,100		McKesson Corp.	302,453
1,000	@	Parexel Intl. Corp.	22,420
485	@	Pharmaceutical Product Development, Inc.	20,685
620	L	Pre-Paid Legal Services, Inc.	21,700
3,480	@, L	Sotheby’s Holdings, Inc.	62,014
2,250	@	Valassis Communications, Inc.	84,173
380	@, L	Vertrue, Inc.	14,778
			1,351,192
		Computers: 3.8%
1,345	L	Agilysys, Inc.	25,367
12,500	@	Apple Computer, Inc.	560,749
560	@	Brooktrout, Inc.	7,230
730	@	CACI Intl., Inc.	39,391
645	@	Catapult Communications Corp.	15,480
1,485	@	Cognizant Technology Solutions Corp.	70,137
25,575	@	Dell, Inc.	1,025,301
810		Diebold, Inc.	43,230
885	@, L	DST Systems, Inc.	42,029
37,800	@	EMC Corp.	478,547
395		Factset Research Systems, Inc.	13,031
16,250		Hewlett-Packard Co.	338,000
15,325		International Business Machines Corp.	1,418,788
3,810		Jack Henry & Associates, Inc.	75,629
275	@, L	Kronos, Inc.	15,356
965	@	Micros Systems, Inc.	31,295
725		MTS Systems Corp.	21,895
9,950	@	Network Appliance, Inc.	298,600
2,740		Reynolds & Reynolds Co.	75,816
1,780	@	Sandisk Corp.	47,846
3,320	@, L	Storage Technology Corp.	105,576
79,800	@, L	Sun Microsystems, Inc.	336,756
			5,086,049
		Cosmetics/Personal Care: 1.5%
13,275		Gillette Co.	667,069
23,725		Procter & Gamble Co.	1,259,560
			1,926,629
		Distribution/Wholesale: 0.3%
870	L	CDW Corp.	49,999
570		Hughes Supply, Inc.	17,471
1,125		Owens & Minor, Inc.	31,399
460		SCP Pool Corp.	15,658
2,070	@	Tech Data Corp.	84,849
270	@, L	United Stationers, Inc.	11,875
2,300		W.W. Grainger, Inc.	144,393
			355,644
		Diversified Financial Services: 3.5%
6,575		American Express Co.	356,036
4,795	@	AmeriCredit Corp.	112,970
3,075		Bear Stearns Cos., Inc.	305,963
5,700		CIT Group, Inc.	229,995
27,625		Citigroup, Inc.	1,318,264
11,750		Countrywide Financial Corp.	408,313
9,150	@	E*TRADE Financial Corp.	121,421
5,025		Fannie Mae	293,762
9,650		Freddie Mac	598,299
1,132		Legg Mason, Inc.	91,284

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

4,825		Merrill Lynch & Co., Inc.	$282,649
5,950		Morgan Stanley	335,997
7,375	@, L	Providian Financial Corp.	126,481
2,800		Raymond James Financial, Inc.	85,288
730	L	SWS Group, Inc.	13,184
			4,679,906
		Electric: 1.5%
17,525	@	AES Corp.	293,369
4,750		Constellation Energy Group, Inc.	244,483
4,090		DPL, Inc.	104,213
17,375		Duke Energy Corp.	468,950
4,410		Energy East Corp.	113,425
3,425		Exelon Corp.	155,358
1,230		SCANA Corp.	46,789
3,400	L	Southern Co.	109,208
5,050		TXU Corp.	385,063
3,480		Westar Energy, Inc.	79,970
1,280		Wisconsin Energy Corp.	44,442
			2,045,270
		Electrical Components and Equipment: 0.1%
2,017	@	Energizer Holdings, Inc.	119,467
			119,467
		Electronics: 0.4%
1,270		Brady Corp.	43,967
580	@	Dionex Corp.	33,385
600	@	Flir Systems, Inc.	18,750
1,220	@	Paxar Corp.	28,585
3,925		PerkinElmer, Inc.	87,057
3,850	@	Thermo Electron Corp.	105,720
2,510	@	Thomas & Betts Corp.	78,011
425	@, L	Trimble Navigation Ltd.	15,309
1,560	@, L	Varian, Inc.	66,534
371		Woodward Governor Co.	27,153
			504,471
		Engineering and Construction: 0.0%
590	@, L	Emcor Group, Inc.	28,456
			28,456
		Entertainment: 0.1%
795	@	Argosy Gaming Co.	36,705
1,790		International Speedway Corp.	95,407
			132,112
		Environmental Control: 0.1%
1,755		Republic Services, Inc.	55,651
425	@, L	Waste Connections, Inc.	14,484
			70,135
		Food: 0.8%
1,625		Corn Products Intl., Inc.	45,451
365		Flowers Foods, Inc.	10,950
3,904		Hormel Foods Corp.	121,610
8,750		Kellogg Co.	385,000
510		Nash Finch Co.	20,201
800	@	Ralcorp Holdings, Inc.	37,240
3,805		Tyson Foods, Inc.	64,761
660		Whole Foods Market, Inc.	67,861
5,027		Wm. Wrigley Jr. Co.	334,597
			1,087,671

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
1,914		MeadWestvaco Corp.	$60,023
680		Pope & Talbot, Inc.	11,016
1,555		Potlatch Corp.	71,763
1,644		Wausau-Mosinee Paper Corp.	24,792
			167,594
		Gas: 0.3%
1,090		Atmos Energy Corp.	30,051
510	L	Energen Corp.	32,895
5,950	L	Sempra Energy	238,001
1,935		UGI Corp.	86,591
2,279	L	WGL Holdings, Inc.	69,965
			457,503
		Hand/Machine Tools: 0.1%
2,200		Black & Decker Corp.	182,424
			182,424
		Healthcare-Products: 2.3%
300	@, L	Advanced Medical Optics, Inc.	11,385
6,100		Becton Dickinson & Co.	365,206
360		Cooper Cos., Inc.	29,646
3,470	@	Cytyc Corp.	79,116
606		Datascope Corp.	21,319
2,090		Dentsply Intl., Inc.	114,887
785	@	Haemonetics Corp.	32,562
1,784		Hillenbrand Industries, Inc.	100,635
275	@	Idexx Laboratories, Inc.	15,249
1,180	@	Immucor, Inc.	35,052
25,600		Johnson & Johnson	1,679,359
6,300		Medtronic, Inc.	328,356
1,380	@, L	Patterson Cos., Inc.	68,476
270	@	Resmed, Inc.	15,917
790	@	Respironics, Inc.	45,623
1,069	@	Sola Intl., Inc.	29,740
3,230	@	Varian Medical Systems, Inc.	116,054
488		Vital Signs, Inc.	20,047
			3,108,629
		Healthcare-Services: 1.9%
3,025		Aetna, Inc.	441,711
625	@, L	Amedisys, Inc.	19,963
1,110	@	Amerigroup Corp.	44,245
1,100	@	Centene Corp.	36,696
2,010	@	Covance, Inc.	87,857
2,380	@	Coventry Health Care, Inc.	150,178
945	@	Gentiva Health Services, Inc.	15,914
4,325	@	Humana, Inc.	143,893
2,590	@	Lincare Holdings, Inc.	105,102
2,000	@, L	Pacificare Health Systems, Inc.	126,960
570	@	Pediatrix Medical Group, Inc.	39,062
735	@	Rehabcare Group, Inc.	21,095
685	@	Sierra Health Services, Inc.	42,169
8,175		UnitedHealth Group, Inc.	745,232
4,450	@	WellPoint, Inc.	543,166
			2,563,243
		Holding Companies-Diversified: 0.0%
1,200		Leucadia National Corp.	40,212
			40,212

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Home Builders: 0.2%
1,670		DR Horton, Inc.	$73,079
200	@	Meritage Homes Corp.	14,646
95	@, L	NVR, Inc.	75,264
500	@, L	Toll Brothers, Inc.	44,025
			207,014
		Home Furnishings: 0.1%
1,547		Fedders Corp.	4,765
1,480		Harman Intl. Industries, Inc.	166,011
			170,776
		Household Products/Wares: 0.1%
3,070		American Greetings Corp.	75,614
2,500		Church & Dwight, Inc.	88,425
640	@	Fossil, Inc.	16,512
			180,551
		Housewares: 0.0%
515		Toro Co.	44,656
			44,656
		Insurance: 3.4%
2,795		American Financial Group, Inc.	85,220
13,650		American Intl. Group, Inc.	911,819
4,550		Chubb Corp.	359,951
3,500		CIGNA Corp.	317,800
810		Delphi Financial Group, Inc.	36,110
605	@@	Everest Re Group Ltd.	52,556
1,875		Fidelity National Financial, Inc.	82,950
580		Landamerica Financial Group, Inc.	31,749
4,450		Lincoln National Corp.	208,483
4,597		Loews Corp.	327,674
12,300		MetLife, Inc.	504,791
359	L	MGIC Investment Corp.	22,524
3,010	@	Ohio Casualty Corp.	72,631
2,920		PMI Group, Inc.	117,530
4,551		Principal Financial Group	177,580
825	@	Proassurance Corp.	33,413
8,500		Prudential Financial, Inc.	484,500
2,570		Radian Group, Inc.	124,208
3,450		Safeco Corp.	164,531
775		Selective Insurance Group, Inc.	35,658
1,080	L	Stancorp Financial Group, Inc.	94,057
660		Stewart Information Services Corp.	26,393
1,150		UICI	31,533
2,500		WR Berkley Corp.	128,400
600	L	Zenith National Insurance Corp.	30,378
			4,462,439
		Internet: 0.8%
6,800	@	eBay, Inc.	291,312
4,650	@	McAfee, Inc.	107,555
800	@	PC-Tel, Inc.	6,040
15,650	@	Symantec Corp.	344,457
1,665	@	Verity, Inc.	19,730
645	@	Websense, Inc.	38,603
7,075	@	Yahoo!, Inc.	228,310
			1,036,007

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.2%
870		Arctic Cat, Inc.	$23,577
3,300		Carnival Corp.	179,454
1,190	L	Nautilus Group, Inc.	26,370
820	L	Polaris Industries, Inc.	57,228
			286,629
		Lodging: 0.4%
3,450	@	Caesars Entertainment, Inc.	69,207
1,835	@, L	Mandalay Resort Group	130,046
1,045		Marcus Corp.	24,369
5,150		Marriott Intl., Inc.	330,116
			553,738
		Machinery-Diversified: 0.5%
970		Albany Intl. Corp.	31,283
980		Applied Industrial Technologies, Inc.	27,754
425		Cognex Corp.	11,773
1,250		Cummins, Inc.	91,762
880	@	Gerber Scientific, Inc.	5,641
2,590		Graco, Inc.	100,128
425		IDEX Corp.	16,788
4,900		Rockwell Automation, Inc.	304,534
765	@	Zebra Technologies Corp.	38,151
			627,814
		Media: 1.6%
11,750	@	Comcast Corp.	382,463
4,175		McGraw-Hill Cos., Inc.	383,474
13,100	@	News Corp.	217,984
570		Thomas Nelson, Inc.	12,483
23,550	@	Time Warner, Inc.	405,766
9,000		Viacom, Inc.	314,100
10,500		Walt Disney Co.	293,370
105		Washington Post Co.	94,290
			2,103,930
		Metal Fabricate/Hardware: 0.1%
455		Commercial Metals Co.	15,834
930		Kaydon Corp.	29,202
400		Lawson Products, Inc.	18,616
1,045		Mueller Industries, Inc.	32,897
710		Precision Castparts Corp.	53,434
785	L	Timken Co.	22,216
			172,199
		Mining: 0.2%
2,650		Phelps Dodge Corp.	282,093
750	@	RTI Intl. Metals, Inc.	20,325
			302,418
		Miscellaneous Manufacturing: 3.0%
9,500		3M Co.	797,430
800		AptarGroup, Inc.	41,296
2,990	L	Donaldson Co., Inc.	95,351
56,250		General Electric Co.	1,980,000
4,500		Honeywell Intl., Inc.	170,865
1,620		Lancaster Colony Corp.	69,028
2,925		Pentair, Inc.	121,212
345		Roper Industries, Inc.	22,287
1,630		Teleflex, Inc.	82,087
3,169		Textron, Inc.	245,122
10,600	@@	Tyco Intl., Ltd.	354,888
			3,979,566

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 5.4%
2,000		Amerada Hess Corp.	$200,800
5,200		Anadarko Petroleum Corp.	399,672
7,725		Burlington Resources, Inc.	383,392
18,600		ChevronTexaco Corp.	1,154,687
1,040	@, L	Cimarex Energy Co.	42,297
7,375		ConocoPhillips	817,813
9,000		Devon Energy Corp.	421,110
43,125		Exxon Mobil Corp.	2,730,243
950		Frontier Oil Corp.	30,457
2,065		Murphy Oil Corp.	206,583
1,880		Noble Energy, Inc.	127,163
615		Patina Oil & Gas Corp.	24,760
635	@	Petroleum Development Corp.	27,838
975	@	Remington Oil & Gas Corp.	32,487
300	@	Southwestern Energy Co.	18,300
785	@	Stone Energy Corp.	39,431
1,925		Sunoco, Inc.	190,768
5,250	L	Valero Energy Corp.	374,010
			7,221,811
		Oil and Gas Services: 0.2%
950	@	Cal Dive Intl., Inc.	48,241
1,160		Smith Intl., Inc.	74,542
3,200	@	Weatherford Intl. Ltd.	190,752
			313,535
		Packaging and Containers: 0.1%
2,675		Ball Corp.	118,770
1,070	L	Sonoco Products Co.	31,116
			149,886
		Pharmaceuticals: 2.2%
1,775	L	Alpharma, Inc.	23,288
3,000		AmerisourceBergen Corp.	179,700
2,520	@, L	Barr Pharmaceuticals, Inc.	120,305
7,900		Cardinal Health, Inc.	462,545
9,375	@	Caremark Rx, Inc.	358,875
5,700		Eli Lilly & Co.	319,200
440	L	Medicis Pharmaceutical Corp.	15,198
12,025		Merck & Co., Inc.	381,193
670		Natures Sunshine Prods, Inc.	12,911
545	@, L	NBTY, Inc.	13,783
38,625		Pfizer, Inc.	1,015,450
1,080	@, L	Sepracor, Inc.	69,628
			2,972,076
		Pipelines: 0.1%
3,043	L	National Fuel Gas Co.	86,178
890		Questar Corp.	47,188
			133,366
		Real Estate Investment Trusts: 0.1%
1,190		Developers Diversified Realty Corp.	49,778
190		Essex Property Trust, Inc.	13,695
995	L	New Century Financial Corp.	50,466
			113,939
		Retail: 5.2%
2,495		Abercrombie & Fitch Co.	133,982
2,520	@, L	Aeropostale, Inc.	80,388

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

2,255		American Eagle Outfitters, Inc.	$122,063
2,640	@	Barnes & Noble, Inc.	90,182
7,250		Best Buy Co., Inc.	391,645
835		Cato Corp.	24,833
310	@, L	CEC Entertainment, Inc.	11,997
1,880	@, L	Chico’s FAS, Inc.	55,366
3,925		Claire’s Stores, Inc.	90,314
9,000		Costco Wholesale Corp.	419,310
3,850		Darden Restaurants, Inc.	103,180
1,490	@	GameStop Corp.	29,144
18,150		Gap, Inc.	387,140
23,100		Home Depot, Inc.	924,461
880	@	J Jill Group, Inc.	12,716
7,425		J.C. Penney Co., Inc. Holding Co.	330,338
1,020	@	Jack in The Box, Inc.	36,618
4,050		Lowe’s Cos., Inc.	238,059
18,300		McDonald’s Corp.	605,364
1,015	@	Men’s Wearhouse, Inc.	35,698
3,920		Michaels Stores, Inc.	125,009
3,890	@, L	Payless Shoesource, Inc.	45,591
220	@, L	PF Chang’s China Bistro, Inc.	12,058
495	@	Sonic Corp.	16,677
10,550		Staples, Inc.	332,536
1,395	@	Stein Mart, Inc.	29,030
4,425		Target Corp.	224,879
1,050	@, L	Too, Inc.	27,888
22,575		Wal-Mart Stores, Inc.	1,165,095
14,750		Walgreen Co.	631,743
3,000		Wendy’s Intl., Inc.	113,550
460	@	Zale Corp.	13,685
			6,860,539
		Savings and Loans: 0.0%
975	@	Bankunited Financial Corp.	27,593
220		Downey Financial Corp.	13,783
			41,376
		Semiconductors: 1.1%
3,110	@, L	Cree, Inc.	73,147
1,015	@	DSP Group, Inc.	25,553
32,900		Intel Corp.	788,941
4,150	@	Lam Research Corp.	130,476
2,350		Microchip Technology, Inc.	64,531
2,200	@	Qlogic Corp.	88,638
9,050		Texas Instruments, Inc.	239,554
			1,410,840
		Software: 2.7%
5,450		Adobe Systems, Inc.	336,538
1,809	@	Advent Software, Inc.	31,947
890	@	Altiris, Inc.	26,015
950	@, L	Ansys, Inc.	34,162
270	@, L	Avid Technology, Inc.	18,063
5,750	@	BMC Software, Inc.	85,963
310	@, L	Cerner Corp.	16,151
10,750	@	Compuware Corp.	72,670
930	@	Digi Intl., Inc.	14,043
2,070	@	Dun & Bradstreet Corp.	127,222
1,460	@	eFunds Corp.	32,470
1,190	@, L	Filenet Corp.	27,870
890	@, L	Hyperion Solutions Corp.	44,927
940		Inter-Tel, Inc.	25,841
810	@, L	Mapinfo Corp.	10,635
57,775		Microsoft Corp.	1,454,774
62,175	@	Oracle Corp.	802,678

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

5,700	@, L	Parametric Technology Corp.	$32,775
880	@	Phoenix Technologies Ltd.	8,765
1,260	@	Progress Software Corp.	29,169
3,080		SEI Investments Co.	113,837
4,040	@	Sybase, Inc.	76,114
1,940	@	Transaction Systems Architects, Inc.	45,357
4,420	@	Wind River Systems, Inc.	59,493
			3,527,479
		Telecommunications: 2.8%
11,600		Alltel Corp.	663,520
310	@, L	Anixter Intl., Inc.	11,637
325	@, L	Boston Communications Group, Inc.	2,451
66,275	@	Cisco Systems, Inc.	1,154,510
295	@, L	Commonwealth Telephone Enterprises, Inc.	14,042
2,960	@, L	CommScope, Inc.	44,814
705		Harris Corp.	47,024
12,850		Motorola, Inc.	201,231
4,455	@	Polycom, Inc.	72,126
8,800		QUALCOMM, Inc.	317,768
3,750		Scientific-Atlanta, Inc.	115,875
760	L	Telephone & Data Systems, Inc.	66,500
26,550		Verizon Communications, Inc.	955,004
			3,666,502
		Textiles: 0.0%
740	@, L	Mohawk Industries, Inc.	66,408
			66,408
		Toys/Games/Hobbies: 0.1%
590	@	Department 56, Inc.	9,747
4,300		Hasbro, Inc.	90,816
1,070	@, L	Jakks Pacific, Inc.	21,154
			121,717
		Transportation: 0.7%
930		CH Robinson Worldwide, Inc.	50,964
1,860		CNF, Inc.	85,318
1,270	@	EGL, Inc.	40,323
1,185	L	Expeditors Intl. Washington, Inc.	65,779
4,950		FedEx Corp.	484,010
685	@	Forward Air Corp.	30,332
667		Heartland Express, Inc.	13,747
510	@	Landstar System, Inc.	17,891
855	@	Offshore Logistics, Inc.	28,138
1,515		Overseas Shipholding Group, Inc.	98,657
950	@, L	Yellow Roadway Corp.	54,863
			970,022

		Total Common Stock (Cost $63,631,403)	78,391,334
PREFERRED STOCK: 0.3%
		Banks: 0.2%
22	@, #	DG Funding Trust	240,075
			240,075
		Diversified Financial Services: 0.1%
3,050	@	National Rural Utilities Cooperative Finance Corp.	75,964
			75,964

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.0%
1,925	@, #, XX	TECO Energy, Inc.	$48,997
			48,997
		Total Preferred Stock (Cost $364,266)	365,036
WARRANTS: 0.0%
		Distribution/Wholesale: 0.0%
216		Timco Aviation Services, Inc.	—
		Total Warrants (Cost $23)	—

Principal Amount			Value

CORPORATE BONDS/NOTES: 8.9%
		Airlines: 0.1%
$160,000		American Airlines, Inc., 7.324%, due 10/15/09	$132,432
			132,432
		Auto Manufacturers: 0.0%
40,000	L	General Motors Corp., 8.375%, due 07/15/33	39,397
			39,397
		Banks: 2.4%
60,000	@@, L	Australia & New Zealand Banking Group Ltd., 2.400%, due 10/29/49	52,925
50,000	@@, L	Banco Bradesco SA/Cayman Islands, 8.750%, due 10/24/13	55,250
131,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	149,299
89,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA, 2.800%, due 12/09/09	88,428
80,000	@@	Bank of Ireland, 2.770%, due 12/29/49	70,256
50,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	41,584
121,000		BankAmerica Capital II, 8.000%, due 12/15/26	132,080
79,000	@@, #, L	Danske Bank A/S, 5.914%, due 12/29/49	83,598
100,000	@@	Den Norske Bank ASA, 3.250%, due 08/29/49	85,250
97,000		FBS Capital I, 8.090%, due 11/15/26	104,909
84,000	@@, #	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	82,994
83,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	89,208
270,000	@@	HSBC Bank PLC, 2.839%, due 06/29/49	236,798
150,000	@@	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	134,710
140,000	@@	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	121,522
130,000	#	M & T Bank Corp., 3.850%, due 04/01/13	127,374
93,000		Mellon Capital I, 7.720%, due 12/01/26	100,059
100,000	@@	National Australia Bank Ltd., 2.361%, due 10/29/49	88,231
130,000	@@	National Westminster Bank PLC, 2.563%, due 11/29/49	112,005
10,000	@@	National Westminster Bank PLC, 1.375%, due 08/29/49	8,912
47,000		NB Capital Trust, 7.830%, due 12/15/26	50,051
44,000		NB Capital Trust IV, 8.250%, due 04/15/27	48,486
106,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	107,617
202,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/29/49	201,298
130,000	@@	Royal Bank of Canada, 2.750%, due 06/29/85	111,144
70,000	@@	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	62,295
50,000	@@	Societe Generale, 2.719%, due 11/29/49	43,474
200,000	@@, L	Standard Chartered PLC, 2.813%, due 11/29/49	167,527
140,000	@@	Standard Chartered PLC, 2.838%, due 12/29/49	117,600
20,000	@@	Standard Chartered PLC, 3.188%, due 07/29/49	16,639
70,000	@@	Westpac Banking Corp., 2.338%, due 09/30/49	59,871
284,000	@@, #	Westpac Capital Trust IV, 5.256%, due 12/29/49	280,331
			3,231,725

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

		Beverages: 0.2%
$101,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	$119,887
147,000	#	Miller Brewing Co., 4.250%, due 08/15/08	146,741
			266,628
		Chemicals: 0.1%
34,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	35,652
128,000		Union Carbide Corp., 7.750%, due 10/01/96	133,651
			169,303
		Distribution/Wholesale: 0.0%
193	X	Timco Aviation Services, Inc., 8.000%, due 01/02/07	—
			—
		Diversified Financial Services: 1.3%
100,000	@@, #, I	Alpine III, 8.800%, due 08/16/14	100,205
40,833	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	42,076
76,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	75,775
83,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	85,347
183,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	185,287
1,256	@@, #	Canada, Inc., 8.000%, due 09/15/12	1,360
94,000		Citigroup Capital II, 7.750%, due 12/01/36	100,627
174,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	187,513
16,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	16,979
50,000	@@	Financiere CSFB NV, 2.688%, due 03/29/49	42,203
56,000	L	Ford Motor Credit Co., 5.700%, due 01/15/10	54,979
45,000	L	Ford Motor Credit Co., 7.000%, due 10/01/13	46,308
109,000		Goldman Sachs Group, Inc., 0.000%, due 03/02/10	108,999
88,000		JPM Capital Trust I, 7.540%, due 01/15/27	95,010
103,000		JPM Capital Trust II, 7.950%, due 02/01/27	111,059
137,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	138,003
180,469	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	183,023
100,000	#	Twin Reefs Pass-Through Trust, 3.590%, due 12/10/49	100,581
61,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	68,327
			1,743,661
		Electric: 1.4%
227,000	@@	AES Gener SA, 7.500%, due 03/25/14	231,539
128,950	#	Allegheny Energy Supply Statutory Trust 2001, 10.250%, due 11/15/07	145,552
13,543	#	Allegheny Energy Supply Statutory Trust 2001, 13.000%, due 11/15/07	15,913
155,424		CE Generation LLC, 7.416%, due 12/15/18	163,898
149,000		Consumers Energy Co., 4.250%, due 04/15/08	148,676
69,000		Consumers Energy Co., 5.150%, due 02/15/17	68,548
85,000	@@	Empresa Nacional de Electricidad SA/Chile, 8.350%, due 08/01/13	98,774
51,000	@@	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	60,992
89,000		FirstEnergy Corp., 6.450%, due 11/15/11	96,347
89,000		FirstEnergy Corp., 7.375%, due 11/15/31	104,883
73,000	#	Juniper Generation LLC, 6.790%, due 12/31/14	71,915
128,000		Monongahela Power Co., 7.360%, due 01/15/10	140,342
130,000		Ohio Power Co., 6.375%, due 07/15/33	137,237
17,433	#	Power Contract Financing LLC, 5.200%, due 02/01/06	17,613
91,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	93,831
27,964		PPL Montana LLC, 8.903%, due 07/02/20	32,176
53,358	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	55,563
111,000		TXU Corp., 4.446%, due 11/16/06	111,531
85,000	#	TXU Corp., 6.550%, due 11/15/34	86,995
			1,882,325

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

		Food: 0.3%
$65,000		Kroger Co., 7.250%, due 06/01/09	$71,580
123,000	S	Safeway, Inc., 4.800%, due 07/16/07	124,012
81,000		Supervalu, Inc., 7.875%, due 08/01/09	91,396
163,000		Tyson Foods, Inc., 7.250%, due 10/01/06	171,172
			458,160
		Gas: 0.1%
115,000	#	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	121,428
			121,428
		Home Builders: 0.1%
88,000		DR Horton Inc, 5.250%, due 02/15/15	85,987
5,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	5,438
			91,425
		Insurance: 0.4%
46,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	56,316
250,000	#	North Front Pass-Through Trust, 5.810%, due 12/15/24	253,688
92,000		Prudential Financial, Inc., 4.104%, due 11/15/06	92,462
158,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	173,014
			575,480
		Media: 0.2%
142,000		Clear Channel Communications Inc, 3.125%, due 02/01/07	139,009
88,000		COX Communications, Inc., 6.850%, due 01/15/18	93,615
			232,624
		Mining: 0.1%
127,000	@@	WMC Finance USA, 5.125%, due 05/15/13	126,076
			126,076
		Oil and Gas: 0.5%
94,000		Amerada Hess Corp., 6.650%, due 08/15/11	103,046
54,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	52,259
5,000		Energy Partners Ltd., 8.750%, due 08/01/10	5,438
96,000	@@	Husky Energy, Inc., 6.150%, due 06/15/19	101,290
188,000	#, L	Pemex Project Funding Master Trust, 3.790%, due 06/15/10	195,049
67,000	#	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	85,157
49,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	49,919
74,000		Valero Energy Corp., 4.750%, due 06/15/13	73,184
			665,342
		Packaging and Containers: 0.1%
98,000	#	Sealed Air Corp., 5.375%, due 04/15/08	100,383
			100,383
		Pipelines: 0.1%
75,000		KN Capital Trust III, 7.630%, due 04/15/28	86,930
			86,930
		Real Estate: 0.4%
130,000		EOP Operating LP, 7.750%, due 11/15/07	141,143
110,000		Liberty Property LP, 5.125%, due 03/02/15	108,979
14,000		Liberty Property LP, 6.950%, due 12/01/06	14,741
114,000		Liberty Property LP, 7.750%, due 04/15/09	126,987
500,000		Toll Road Investors, 13.200%, due 02/15/45	78,720
			470,570
		Real Estate Investment Trusts: 0.4%
18,000		Liberty Property Trust, 6.375%, due 08/15/12	19,480

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

$184,000		Rouse Co., 7.200%, due 09/15/12	$197,183
93,000		Rouse Co., 8.000%, due 04/30/09	100,720
99,000		Simon Property Group LP, 4.875%, due 03/18/10	99,520
172,000	S, L	Simon Property Group LP, 6.375%, due 11/15/07	181,091
			597,994
		Retail: 0.1%
5,000		Dollar General Corp., 8.625%, due 06/15/10	5,788
136,000		May Department Stores Co., 3.950%, due 07/15/07	134,792
			140,580
		Savings and Loans: 0.1%
89,000		Great Western Financial, 8.206%, due 02/01/27	96,896
			96,896
		Telecommunications: 0.4%
122,000		BellSouth Corp., 4.200%, due 09/15/09	120,857
72,000		Sprint Capital Corp., 4.780%, due 08/17/06	72,787
76,000		Sprint Capital Corp., 6.875%, due 11/15/28	84,117
27,000		Sprint Capital Corp., 8.375%, due 03/15/12	32,358
89,000		Verizon Global Funding Corp., 7.250%, due 12/01/10	100,539
98,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	95,125
			505,783
		Transportation: 0.1%
100,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	101,783
			101,783
		Total Corporate Bonds/Notes (Cost $11,684,455)	11,836,925
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.1%
		Federal Home Loan Bank: 0.4%
500,000		3.250%, due 12/17/07	491,655
			491,655
		Federal Home Loan Mortgage Corporation: 3.9%
1,015,000		2.700%, due 03/16/07	994,615
623,070		3.240%, due 04/15/32	628,364
279,585		4.500%, due 04/01/14	277,580
500,000		5.500%, due 03/15/19	512,656
92,000		5.500%, due 03/01/34	92,891
1,013,000		5.500%, due 04/01/33	1,020,598
188,000	L	5.875%, due 03/21/11	200,129
844,446		6.000%, due 01/15/29	872,322
10,276		6.500%, due 11/01/28	10,722
633,000		6.500%, due 03/15/34	659,309
			5,269,186
		Federal National Mortgage Association: 7.5%
119,453		2.670%, due 04/25/35	119,522
214,863		2.780%, due 08/25/33	215,430
9,661		2.859%, due 12/26/29	9,642
516,000	L	2.875%, due 05/19/08	498,446
224,000		4.750%, due 12/25/42	224,759
76,000		5.000%, due 03/01/19	76,523
4,130,000		5.000%, due 03/15/34	4,070,630
265,000		5.250%, due 08/01/12	272,658
1,195,000		5.500%, due 03/01/33	1,205,083
36,880		5.500%, due 03/01/18	37,779

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

$513,776		6.000%, due 07/25/29	$531,252
212,380		6.000%, due 04/25/31	220,140
11,249		6.000%, due 08/01/16	11,722
952,000		6.000%, due 03/15/34	976,693
217,620		6.500%, due 04/01/30	226,983
490,000		6.500%, due 03/15/34	510,365
225,000	L	6.625%, due 11/15/10	250,731
159,665		7.000%, due 06/01/31	168,609
67,852		7.000%, due 04/01/32	71,574
86,164		7.500%, due 06/25/32	91,221
9,869		7.500%, due 10/01/30	10,569
6,651		7.500%, due 11/01/30	7,123
112,828		7.500%, due 01/25/48	119,606
			9,927,060
		Government National Mortgage Association: 0.3%
16,594		3.375%, due 04/20/28	16,936
160,267		6.500%, due 01/15/32	168,304
178,322		7.500%, due 12/15/23	192,727
			377,967
		Total U.S. Government Agency Obligations (Cost $16,138,353)	16,065,868
U.S. TREASURY OBLIGATIONS: 7.0%
		U.S. Treasury Bonds: 2.2%
317,000	S, L	5.375%, due 02/15/31	348,651
290,000	S	5.500%, due 08/15/28	318,898
518,000	L	6.000%, due 02/15/26	599,929
394,000	S	7.250%, due 05/15/16	489,160
393,000		10.375%, due 11/15/12	459,595
523,000		13.250%, due 05/15/14	709,891
			2,926,124
		U.S. Treasury Notes: 4.5%
875,000	S, L	1.125%, due 06/30/05	870,420
1,052,000	L	3.125%, due 01/31/07	1,043,618
398,000	L	3.375%, due 02/15/08	393,989
2,830,000	L	3.500%, due 02/15/10	2,768,318
149,000	L	4.000%, due 02/15/15	144,763
739,000	L	4.250%, due 08/15/14	732,447
46,000	L	5.000%, due 08/15/11	48,216
			6,001,771
		U.S. Treasury STRIP: 0.3%
569,000		4.700%, due 05/15/16	339,946
			339,946
		Total U.S. Treasury Obligations (Cost $9,373,772)	9,267,841
ASSET-BACKED SECURITIES: 2.5%
		Automobile Asset-Backed Securities: 0.0%
25,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	24,529
			24,529
		Automobile Asset-Backed Securities: 0.3%
100,000		Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	99,505
95,000		Household Automotive Trust, 2.310%, due 04/17/08	94,264
150,000		Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	147,916
			341,685

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

		Credit Card Asset-Backed Securities: 0.2%
$50,000		Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	$48,580
150,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	153,744
120,000		Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	118,949
			321,273
		Home Equity Asset-Backed Securities: 1.4%
59,056	XX	Bayview Financial Acquisition Trust, 3.170%, due 09/28/43	59,192
44,873		Centex Home Equity, 2.930%, due 01/25/34	44,938
415,000		GSAA Trust, 5.242%, due 05/25/35	415,060
141,201		Merrill Lynch Mortgage Investors, Inc., 3.010%, due 07/25/34	141,782
551,360		New Century Home Equity Loan Trust, 2.900%, due 04/25/34	551,703
52,854		Residential Asset Mortgage Products, Inc., 2.960%, due 06/25/33	52,952
354,099		Residential Asset Securities Corp., 2.960%, due 12/25/33	354,918
92,000		Residential Funding Mortgage Securities II, 3.450%, due 01/25/16	91,897
255,000		Saxon Asset Securities Trust, 3.960%, due 06/25/33	255,201
			1,967,643
		Other Asset-Backed Securities: 0.2%
165,894		First Horizon Asset Back Trust, 2.940%, due 10/25/34	166,452
29,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	28,770
29,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	28,772
			223,994
		Other Asset-Backed Securities: 0.4%
41,659	XX	Amortizing Residential Collateral Trust, 3.150%, due 05/25/32	41,672
3,000		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	2,975
2,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	1,993
67,250		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.950%, due 07/25/33	67,407
340,000		PP&L Transition Bond Co. LLC, 7.050%, due 06/25/09	357,589
			471,636
		Total Asset-Backed Securities (Cost $3,087,574)	3,350,760
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.5%
		Commercial Mortgage-Backed Securities: 1.9%
125,000	L	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	124,358
280,000		Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	312,102
146,000		COMM, 3.600%, due 03/10/39	142,270
120,571		CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	117,378
276,118		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	273,186
172,613		JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	171,379
17,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	16,824
420,000		JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	443,679
180,000		LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	192,298
200,000		LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	225,266
402,301		Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	425,734
58,022		Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	56,444
			2,500,918
		Diversified Financial Services: 0.1%
90,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	96,327
			96,327

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

		Home Equity Asset-Backed Securities: 0.1%
$6,401		Equity One ABS, Inc., 2.976%, due 09/25/33	$6,390
92,599		GMAC Mortgage Corp Loan Trust, 2.880%, due 12/25/20	92,613
			99,003
		Whole Loan Collateral PAC: 0.2%
175,531		GSR Mortgage Loan Trust, 3.050%, due 10/25/32	175,649
150,978		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	157,397
			333,046
		Whole Loan Collateralized Mortgage Obligations: 8.2%
336,361		Banc of America Funding Corp., 5.750%, due 09/20/34	340,015
93,793		Bank of America Alternative Loan Trust, 3.100%, due 12/25/33	93,930
1,386,093		Bank of America Mortgage Securities, 3.100%, due 12/25/33	1,388,385
186,604		Bank of America Mortgage Securities, 5.000%, due 12/25/18	186,720
118,756		Bank of America Mortgage Securities, 5.250%, due 11/25/19	120,142
105,948		Bank of America Mortgage Securities, 5.500%, due 11/25/33	105,733
119,225		Bear Stearns Alt-A Trust, 2.970%, due 07/25/34	119,238
177,071		Citicorp Mortgage Securities, Inc., 3.150%, due 10/25/33	176,359
130,491		Countrywide Alternative Loan Trust, 2.950%, due 02/25/35	130,749
139,453		Countrywide Alternative Loan Trust, 3.000%, due 09/25/34	139,321
99,378		Countrywide Alternative Loan Trust, 3.050%, due 07/25/18	99,599
178,293		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	178,404
92,479		Countrywide Alternative Loan Trust, 5.000%, due 08/25/19	92,754
175,952		Countrywide Alternative Loan Trust, 5.000%, due 01/25/20	177,248
286,963		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	292,795
337,265	XX	Countrywide Home Loan Mortgage Pass Through Trust, 2.820%, due 03/25/35	337,265
191,675		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	191,795
177,000		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, due 11/25/34	185,032
73,000		CS First Boston Mortgage Securities Corp., 4.116%, due 10/25/33	72,499
351,137		First Horizon Alternative Mortgage Securities, 4.835%, due 06/25/34	348,185
52,311		First Horizon Alternative Mortgage Securities, 5.362%, due 09/25/34	52,881
312,000		First Horizon Alternative Mortgage Securities, 5.500%, due 03/25/35	315,761
196,287		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	197,038
347,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	356,111
351,000	XX	GMACC, 5.273%, due 02/18/25	353,042
83,000	XX	GSMPS Mortgage Loan Trust, 0.000%, due 03/25/35	82,929
45,611		GSR Mortgage Loan Trust, 4.500%, due 08/25/19	45,816
114,304	XX	Harborview Mortgage Loan Trust, 2.949%, due 01/19/35	114,446
169,671		Homebanc Mortgage Trust, 3.080%, due 08/25/29	170,356
8,905		JP Morgan Mortgage Trust, 6.500%, due 11/25/34	9,248
286,132		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	292,195
193,000		MASTR Alternative Loans Trust, 5.750%, due 09/25/34	198,566
334,876		MASTR Alternative Loans Trust, 6.000%, due 09/25/34	341,365
83,194		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	85,688
145,028		MASTR Asset Securitization Trust, 3.100%, due 11/25/33	145,420
230,916		MLCC Mortgage Investors, Inc., 2.860%, due 11/25/29	231,092
102,444		MLCC Mortgage Investors, Inc., 2.970%, due 01/25/29	102,594
228,923		MLCC Mortgage Investors, Inc., 3.010%, due 04/25/29	229,210
231,666		Prime Mortgage Trust, 5.250%, due 11/25/19	234,288
202,076		Residential Accredit Loans, Inc., 3.100%, due 03/25/18	202,757
176,000		Residential Asset Securitization Trust, 5.500%, due 11/25/34	176,394
256,000		Residential Funding Mtg Sec I, 5.750%, due 09/25/34	261,138
78,374		Sequoia Mortgage Trust, 2.870%, due 01/20/35	78,538
400,000		Structured Asset Securities Corp., 6.000%, due 03/25/34	409,246
72,179		Thornburg Mortgage Securities Trust, 3.000%, due 12/25/33	72,219
378,705		Thornburg Mortgage Securities Trust, 3.020%, due 09/25/34	379,574
133,173		Washington Mutual, Inc., 2.730%, due 01/25/45	132,913
139,000		Washington Mutual, Inc., 2.854%, due 01/25/45	139,130
166,224		Washington Mutual, Inc., 2.950%, due 06/25/44	166,372

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

$236,867		Washington Mutual, Inc., 6.000%, due 06/25/34	$241,456
99,822	XX	Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 01/25/35	98,625
200,000		Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	192,635
			10,885,211
		Total Collateralized Mortgage Obligations (Cost $14,238,553)	13,914,505
OTHER BONDS: 0.3%
		Sovereign: 0.3%
100,000	@@	Dominican Republic, 9.040%, due 01/23/13	92,500
117,000	@@	Russian Federation, 5.000%, due 3/31/30	123,622
50,000	@@	Turkey Government Intl. Bond, 12.375%, due 06/15/09	62,500
22,000	@@, #, L	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	24,283
74,576	@@, S, XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	90,048
28,000	@@	Venezuela Government Intl. Bond, 8.500%, due 10/08/14	28,770
		Total Other Bonds (Cost $372,581)	421,723
MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
50,000		City of New York, 5.000%, due 11/01/15	54,432
50,000		City of New York, 5.000%, due 11/01/08	53,262
50,000		City of New York, 5.000%, due 11/01/11	54,512
		Total Municipal Bonds (Cost $163,889)	162,206
		Total Long-Term Investments (Cost $119,054,869)	133,776,198
SHORT-TERM INVESTMENTS: 15.7%
		Commercial Paper: 4.9%
500,000		ASB Bank Ltd, 2.810%, due 04/07/05	498,522
500,000		Daimler Chrysler, 2.650%, due 03/10/05	499,632
800,000		Daimler Chrysler, 2.790%, due 04/08/05	797,591
556,000		Guidant Corp., 2.600%, due 03/21/05	555,157
1,300,000		Kraft, 2.600%, due 03/02/05	1,299,812
900,000		Time Warner, 2.590%, due 03/18/05	898,835
630,000		Tulip Fund, 2.660%, due 03/29/05	628,655
1,300,000		Viacom, 2.630%, due 03/01/05	1,299,905
		Total Commercial Paper (Cost $6,528,547)	6,478,109
		Repurchase Agreement: 1.7%
2,306,000	S	Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $2,306,167 to be received upon repurchase (Collateralized by $2,345,000 Federal Farm Credit Bank, 2.780%, Market Value plus accrued interest $2,353,433, due 06/15/06)	2,306,000
		Total Repurchase Agreement (Cost $2,306,000)	2,306,000
		Securities Lending Collateralcc: 9.1%
12,071,587		The Bank of New York Institutional Cash Reserves Fund	12,071,587
		Total Securities Lending Collateral (Cost $12,071,587)	12,071,587
		Total Short-Term Investments (Cost $20,906,134)	20,855,696

PORTFOLIO OF INVESTMENTS

ING Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

		Total Investments In Securities (Cost $139,961,003)*	116.3%	$154,631,894
		Other Assets and Liabilities—Net	(16.3)	(21,703,453)
		Net Assets	100.0%	$132,928,441
	@	Non-income producing security
	@@	Foreign issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	S	Segregated securities for futures, when-issued or delayed delivery securities held at February 28, 2005.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $141,336,836. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,595,473
		Gross Unrealized Depreciation		(1,300,415)
		Net Unrealized Appreciation		$13,295,058

Information concerning open futures contracts at February 28, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
Short Contracts
U.S. 5 Year Note	10	$1,081,250	03/31/2005	$12,528

Long Contracts
U.S. Long Bond	22	$2,471,563	06/30/2005	(20,563)

PORTFOLIO OF INVESTMENTS

ING Equity Income Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.1%
		Agriculture: 1.8%
31,025		Altria Group, Inc.	$2,036,791
			2,036,791
		Auto Manufacturers: 1.9%
59,100	L	General Motors Corp.	2,108,097
			2,108,097
		Banks: 16.4%
113,700		Bank of America Corp.	5,304,106
16,400		Comerica, Inc.	936,112
20,800		First Horizon National Corp.	885,040
65,700		National City Corp.	2,350,089
44,100		PNC Financial Services Group, Inc.	2,321,424
43,200		SunTrust Banks, Inc.	3,129,408
18,300		U.S. Bancorp	544,425
21,125		Wachovia Corp.	1,119,836
30,050		Wells Fargo & Co.	1,784,369
			18,374,809
		Chemicals: 7.8%
18,200		Air Products & Chemicals, Inc.	1,139,684
61,000		Dow Chemical Co.	3,364,150
50,800		E.I. du Pont de Nemours & Co.	2,707,640
20,800		PPG Industries, Inc.	1,496,560
			8,708,034
		Cosmetics/Personal Care: 1.2%
20,800		Kimberly-Clark Corp.	1,372,384
			1,372,384
		Diversified Financial Services: 15.1%
112,375		Citigroup, Inc.	5,362,535
13,300		Fannie Mae	777,518
31,100		Goldman Sachs Group, Inc.	3,383,680
62,400		J.P. Morgan Chase & Co.	2,280,720
48,550		Merrill Lynch & Co., Inc.	2,844,059
40,200		Morgan Stanley	2,270,094
			16,918,606
		Electric: 11.0%
11,200		Constellation Energy Group, Inc.	576,464
43,400	L	Dominion Resources, Inc.	3,126,102
18,900		Entergy Corp.	1,306,368
44,100		Exelon Corp.	2,000,376
29,800		FPL Group, Inc.	2,364,630
45,900		Puget Energy, Inc.	1,052,028
18,600		SCANA Corp.	707,544
16,500		TXU Corp.	1,258,125
			12,391,637
		Electrical Components and Equipment: 1.9%
32,600		Emerson Electric Co.	2,162,032
			2,162,032

PORTFOLIO OF INVESTMENTS

ING Equity Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Food: 2.6%
23,400		General Mills, Inc.	$1,225,458
20,700		H.J. Heinz Co.	779,148
22,000		Kellogg Co.	968,000
			2,972,606
		Forest Products and Paper: 1.0%
16,000		Weyerhaeuser Co.	1,070,880
			1,070,880

		Healthcare-Products: 1.2%
38,200		Baxter Intl., Inc.	1,362,212
			1,362,212
		Insurance: 3.0%
14,300		Chubb Corp.	1,131,273
29,300	@@	XL Capital Ltd.	2,197,500
			3,328,773
		Machinery-Construction and Mining: 4.9%
57,700		Caterpillar, Inc.	5,484,385
			5,484,385
		Machinery-Diversified: 1.1%
19,800		Rockwell Automation, Inc.	1,230,570
			1,230,570
		Media: 1.0%
14,300		Gannett Co., Inc.	1,126,125
			1,126,125
		Mining: 3.0%
106,300		Alcoa, Inc.	3,414,356
			3,414,356
		Oil and Gas: 12.6%
31,100	@@	BP PLC ADR	2,019,012
10,400		ChevronTexaco Corp.	645,632
21,700		ConocoPhillips	2,406,313
107,000		Exxon Mobil Corp.	6,774,170
39,600	@@	Shell Transport & Trading Co. PLC ADR	2,245,716
			14,090,843
		Pharmaceuticals: 5.1%
37,500		Abbott Laboratories	1,724,625
56,125		Pfizer, Inc.	1,475,526
62,900		Wyeth	2,567,578
			5,767,729
		Real Estate Investment Trusts: 0.3%
8,060	L	General Growth Properties, Inc.	281,294
			281,294
		Savings and Loans: 0.5%
14,000		Washington Mutual, Inc.	587,440
			587,440

PORTFOLIO OF INVESTMENTS

ING Equity Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares				Value

		Telecommunications: 4.7%
45,400		BellSouth Corp.		$1,171,320
80,600		SBC Communications, Inc.		1,938,430
46,400		Sprint Corp.		1,098,752
28,900		Verizon Communications, Inc.		1,039,533
				5,248,035
		Total Common Stock
		(Cost $99,535,517)		110,037,638

Principal Amount				Value

SHORT-TERM INVESTMENTS: 4.6%
		Securities Lending Collateralcc: 4.6%
$5,164,107		The Bank of New York Institutional Cash Reserves Fund		$5,164,107
		Total Short-Term Investments
		(Cost $5,164,107)		5,164,107
		Total Investments In Securities
		(Cost $104,699,624)*	102.7%	$115,201,745
		Other Assets and Liabilities—Net	(2.7)	(3,003,110)
		Net Assets	100.0%	$112,198,635

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	*	Cost for federal income tax purposes is $105,273,849.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,885,048
		Gross Unrealized Depreciation		(2,956,780)
		Net Unrealized Appreciation		$9,928,268

PORTFOLIO OF INVESTMENTS

ING Index Plus LargeCap Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.9%
		Advertising: 0.2%
16,350	@, L	Interpublic Group of Cos., Inc.	$214,839
6,900		Omnicom Group, Inc.	628,383
			843,222
		Aerospace/Defense: 2.1%
54,900		Boeing Co.	3,017,853
8,100		General Dynamics Corp.	853,335
5,000		Goodrich Corp.	185,150
4,400		L-3 Communications Holdings, Inc.	317,240
29,450		Lockheed Martin Corp.	1,744,029
15,300		Northrop Grumman Corp.	809,370
18,450		Raytheon Co.	705,528
7,050		Rockwell Collins, Inc.	324,653
20,400		United Technologies Corp.	2,037,552
			9,994,710
		Agriculture: 1.7%
80,250		Altria Group, Inc.	5,268,412
42,995		Archer-Daniels-Midland Co.	1,036,180
10,650		Monsanto Co.	626,007
5,950		Reynolds American, Inc.	487,603
17,400		UST, Inc.	950,910
			8,369,112
		Apparel: 0.8%
19,100	@	Coach, Inc.	1,060,623
4,450		Jones Apparel Group, Inc.	141,377
6,200		Liz Claiborne, Inc.	262,260
17,100		Nike, Inc.	1,486,845
3,200		Reebok Intl., Ltd.	141,312
11,400		VF Corp.	681,264
			3,773,681
		Auto Manufacturers: 0.8%
176,300	L	Ford Motor Co.	2,230,195
4,500	L	General Motors Corp.	160,515
17,387		PACCAR, Inc.	1,308,546
			3,699,256
		Auto Parts and Equipment: 0.1%
10,000	@, L	Goodyear Tire & Rubber Co.	144,600
7,350		Johnson Controls, Inc.	434,385
			578,985
		Banks: 6.5%
13,500		AmSouth Bancorporation	337,230
199,446		Bank of America Corp.	9,304,155
21,900		BB&T Corp.	857,385
11,050		Comerica, Inc.	630,734
5,350		Compass Bancshares, Inc.	242,944
5,200		First Horizon National Corp.	221,260
8,350		Huntington Bancshares, Inc.	188,042
26,150		KeyCorp	862,950
4,900		M & T Bank Corp.	485,149

PORTFOLIO OF INVESTMENTS

ING Index Plus LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

8,100		Marshall & Ilsley Corp.	$327,969
16,450		Mellon Financial Corp.	471,786
46,648	L	National City Corp.	1,668,599
18,225		North Fork Bancorporation, Inc.	525,062
8,150		Northern Trust Corp.	344,338
11,150		PNC Financial Services Group, Inc.	586,936
18,870	L	Regions Financial Corp.	608,746
13,700		State Street Corp.	600,745
14,200		SunTrust Banks, Inc.	1,028,648
5,013	L	Synovus Financial Corp.	136,153
29,800		The Bank of New York Co., Inc.	901,450
72,731		U.S. Bancorp	2,163,747
91,043		Wachovia Corp.	4,826,189
65,750		Wells Fargo & Co.	3,904,235
3,450		Zions Bancorporation	228,045
			31,452,497
		Beverages: 2.1%
31,700		Anheuser-Busch Cos., Inc.	1,504,165
4,750		Brown-Forman Corp.	241,775
95,750		Coca-Cola Co.	4,098,100
19,200		Coca-Cola Enterprises, Inc.	409,920
2,950		Molson Coors Brewing Co.	205,114
10,650		Pepsi Bottling Group, Inc.	289,893
67,600		PepsiCo, Inc.	3,640,936
			10,389,903
		Biotechnology: 0.8%
49,184	@	Amgen, Inc.	3,030,226
13,450	@	Biogen Idec, Inc.	519,843
3,700	@	Genzyme Corp.	207,533
			3,757,602
		Building Materials: 0.2%
8,650		American Standard Cos., Inc.	396,170
16,815		Masco Corp.	567,002
3,750		Vulcan Materials Co.	216,975
			1,180,147
		Chemicals: 1.8%
8,700		Air Products & Chemicals, Inc.	544,794
3,000		Ashland, Inc.	195,870
40,050		Dow Chemical Co.	2,208,757
42,200		E.I. du Pont de Nemours & Co.	2,249,259
3,500		Eastman Chemical Co.	202,090
4,250		Ecolab, Inc.	134,768
5,600		Engelhard Corp.	169,400
3,450		International Flavors & Fragrances, Inc.	142,451
17,350		PPG Industries, Inc.	1,248,333
13,500		Praxair, Inc.	605,205
9,700		Rohm & Haas Co.	467,249
10,150		Sherwin-Williams Co.	449,645
3,350		Sigma-Aldrich Corp.	206,394
			8,824,215
		Commercial Services: 1.0%
7,300	@, L	Apollo Group, Inc.	537,572
41,250		Cendant Corp.	912,449
8,004		Equifax, Inc.	243,242
10,550		H&R Block, Inc.	562,315
20,700		McKesson Corp.	772,938
6,450	L	Moody’s Corp.	541,220
15,000		Paychex, Inc.	478,950
9,100		R.R. Donnelley & Sons Co.	302,211
10,850		Robert Half Intl., Inc.	316,495
			4,667,392

PORTFOLIO OF INVESTMENTS

ING Index Plus LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 5.5%
1,000	@, L	Affiliated Computer Services, Inc.	$51,700
79,800	@	Apple Computer, Inc.	3,579,828
7,750	@, L	Computer Sciences Corp.	358,283
170,850	@	Dell, Inc.	6,849,376
19,850	L	Electronic Data Systems Corp.	422,805
160,050	@	EMC Corp.	2,026,233
10,350	@	Gateway, Inc.	48,645
118,309		Hewlett-Packard Co.	2,460,827
84,150		International Business Machines Corp.	7,790,606
5,300	@	Lexmark Intl., Inc.	424,689
6,900	@	NCR Corp.	269,031
24,050	@	Network Appliance, Inc.	721,741
321,950	@, L	Sun Microsystems, Inc.	1,358,629
12,200	@	Sungard Data Systems, Inc.	318,542
20,300	@	Unisys Corp.	155,904
			26,836,839
		Cosmetics/Personal Care: 3.5%
3,650		Alberto-Culver Co.	190,786
17,800		Avon Products, Inc.	761,306
36,700		Colgate-Palmolive Co.	1,942,164
87,500		Gillette Co.	4,396,875
19,650		Kimberly-Clark Corp.	1,296,507
162,400		Procter & Gamble Co.	8,621,816
			17,209,454
		Distribution/Wholesale: 0.2%
11,750		Genuine Parts Co.	508,540
8,850		W.W. Grainger, Inc.	555,603
			1,064,143
		Diversified Financial Services: 6.7%
50,150		American Express Co.	2,715,622
9,550		Bear Stearns Cos., Inc.	950,225
9,500		Capital One Financial Corp.	728,460
53,700		Charles Schwab Corp.	563,850
13,250		CIT Group, Inc.	534,638
205,550		Citigroup, Inc.	9,808,845
40,148		Countrywide Financial Corp.	1,395,143
14,750	@, L	E*TRADE Financial Corp.	195,733
38,000		Fannie Mae	2,221,479
4,500		Federated Investors, Inc.	132,930
9,850		Franklin Resources, Inc.	691,372
27,400		Freddie Mac	1,698,800
19,100		Goldman Sachs Group, Inc.	2,078,080
3,500	L	Janus Capital Group, Inc.	49,105
18,350		Lehman Brothers Holdings, Inc.	1,673,153
48,775		MBNA Corp.	1,237,422
35,450		Merrill Lynch & Co., Inc.	2,076,661
42,550		Morgan Stanley	2,402,798
26,300	@, L	Providian Financial Corp.	451,045
17,400		SLM Corp.	849,120
4,850	L	T. Rowe Price Group, Inc.	297,742
			32,752,223

PORTFOLIO OF INVESTMENTS

ING Index Plus LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 3.1%
67,300	@	AES Corp.	$1,126,602
7,850		Ameren Corp.	404,040
15,050		American Electric Power Co., Inc.	502,670
11,050	L	CenterPoint Energy, Inc.	132,379
2,850		Cinergy Corp.	115,283
9,200		Consolidated Edison, Inc.	393,300
11,784		Constellation Energy Group, Inc.	606,522
13,050	L	Dominion Resources, Inc.	939,992
7,050		DTE Energy Co.	311,751
95,350		Duke Energy Corp.	2,573,496
12,400		Edison Intl.	402,752
9,050		Entergy Corp.	625,536
26,200	L	Exelon Corp.	1,188,431
2,650		FirstEnergy Corp.	109,286
7,550		FPL Group, Inc.	599,093
11,500		NiSource, Inc.	260,360
16,800	@	PG&E Corp.	591,024
4,400		Pinnacle West Capital Corp.	183,700
7,250		PPL Corp.	395,415
10,100	L	Progress Energy, Inc.	437,734
1,850		Public Service Enterprise Group, Inc.	100,918
28,250	L	Southern Co.	907,390
8,300	L	TECO Energy, Inc.	131,887
23,400		TXU Corp.	1,784,249
16,650	L	Xcel Energy, Inc.	295,038
			15,118,848
		Electrical Components and Equipment: 0.2%
16,303		Emerson Electric Co.	1,081,215
			1,081,215
		Electronics: 0.6%
18,150	@	Agilent Technologies, Inc.	435,600
8,950		Applera Corp. - Applied Biosystems Group	183,833
4,850	@, L	Fisher Scientific Intl.	294,153
7,500	@	Jabil Circuit, Inc.	192,825
5,000		Parker Hannifin Corp.	329,000
8,800		PerkinElmer, Inc.	195,184
21,800	@	Sanmina-SCI Corp.	120,990
41,800	@, L	Solectron Corp.	206,910
2,900		Tektronix, Inc.	83,868
14,050	@	Thermo Electron Corp.	385,813
6,000	@	Waters Corp.	293,100
			2,721,276
		Environmental Control: 0.2%
25,050		Waste Management, Inc.	732,462
			732,462
		Food: 1.4%
3,050	L	Albertson’s, Inc.	68,290
15,400		Campbell Soup Co.	426,580
21,950		ConAgra Foods, Inc.	599,674
14,750		General Mills, Inc.	772,457
14,700		H.J. Heinz Co.	553,308
10,200		Hershey Foods Corp.	642,600
15,750		Kellogg Co.	693,000
11,450	@	Kroger Co.	205,986
5,600	L	McCormick & Co., Inc.	212,744
17,650	@, L	Safeway, Inc.	324,760
30,882		Sara Lee Corp.	691,757
14,900		SUPERVALU, Inc.	473,373
15,153		Wm. Wrigley Jr. Co.	1,008,583
			6,673,112

PORTFOLIO OF INVESTMENTS

ING Index Plus LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.6%
10,850		Georgia-Pacific Corp.	$388,539
19,700		International Paper Co.	735,794
8,750		Louisiana-Pacific Corp.	229,863
13,550		MeadWestvaco Corp.	424,928
8,000		Plum Creek Timber Co., Inc.	300,400
2,050		Temple-Inland, Inc.	164,410
10,250	L	Weyerhaeuser Co.	686,033
			2,929,967
		Gas: 0.2%
5,200	L	KeySpan Corp.	205,660
15,700		Sempra Energy	628,000
			833,660
		Hand/Machine Tools: 0.2%
7,750		Black & Decker Corp.	642,630
1,300		Snap-On, Inc.	43,030
2,900		Stanley Works	134,125
			819,785
		Healthcare-Products: 3.7%
2,700		Bausch & Lomb, Inc.	191,133
9,250		Baxter Intl., Inc.	329,855
24,200		Becton Dickinson & Co.	1,448,854
9,800		Biomet, Inc.	413,756
31,750	@	Boston Scientific Corp.	1,036,955
3,810		C.R. Bard, Inc.	253,365
12,850		Guidant Corp.	943,062
146,050		Johnson & Johnson	9,580,880
47,500		Medtronic, Inc.	2,475,700
13,450	@	St. Jude Medical, Inc.	525,895
3,250		Stryker Corp.	161,395
9,850	@	Zimmer Holdings, Inc.	846,115
			18,206,965
		Healthcare-Services: 2.6%
13,900		Aetna Inc.	2,029,678
16,550	L	HCA, Inc.	781,326
15,950	@	Humana, Inc.	530,657
5,450	@, L	Laboratory Corp. Of America Holdings	261,001
4,050	L	Manor Care, Inc.	137,984
4,100	L	Quest Diagnostics, Inc.	407,540
53,350		UnitedHealth Group, Inc.	4,863,385
28,650	@	WellPoint, Inc.	3,497,018
			12,508,589
		Home Builders: 0.0%
1,000		Centex Corp.	63,590
			63,590
		Home Furnishings: 0.1%
7,350		Leggett & Platt, Inc.	203,375
3,200		Whirlpool Corp.	204,000
			407,375

PORTFOLIO OF INVESTMENTS

ING Index Plus LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.3%
4,400		Avery Dennison Corp.	$267,080
10,000		Clorox Co.	600,400
6,450		Fortune Brands, Inc.	522,450
			1,389,930
		Housewares: 0.1%
11,300		Newell Rubbermaid, Inc.	251,877
			251,877
		Insurance: 4.9%
10,900	@@, L	ACE Ltd.	484,614
20,000		AFLAC, Inc.	766,600
26,800		Allstate Corp.	1,438,624
4,700		AMBAC Financial Group, Inc.	365,566
103,400		American Intl. Group, Inc.	6,907,119
18,700		Chubb Corp.	1,479,357
13,400		CIGNA Corp.	1,216,720
7,045		Cincinnati Financial Corp.	315,123
11,900		Hartford Financial Services Group, Inc.	856,205
2,450	L	Jefferson-Pilot Corp.	119,952
11,150		Lincoln National Corp.	522,378
18,918		Loews Corp.	1,348,475
6,550		MBIA, Inc.	383,830
48,800		MetLife, Inc.	2,002,751
3,850		MGIC Investment Corp.	241,549
12,100		Principal Financial Group	472,142
8,000		Progressive Corp.	696,800
33,950		Prudential Financial, Inc.	1,935,150
13,700		Safeco Corp.	653,353
25,300		St. Paul Travelers Cos., Inc.	969,496
4,500		Torchmark Corp.	234,495
12,800	L	UnumProvident Corp.	216,576
5,200	@@	XL Capital Ltd.	390,000
			24,016,875
		Internet: 1.1%
52,800	@	eBay, Inc.	2,261,952
70,850	@	Symantec Corp.	1,559,409
53,200	@	Yahoo!, Inc.	1,716,764
			5,538,125
		Iron/Steel: 0.2%
6,700	L	Nucor Corp.	417,678
12,200	L	United States Steel Corp.	760,792
			1,178,470
		Leisure Time: 0.5%
4,150		Brunswick Corp.	193,556
24,250		Carnival Corp.	1,318,715
11,850		Harley-Davidson, Inc.	733,278
6,850	L	Sabre Holdings Corp.	144,398
			2,389,947
		Lodging: 0.4%
4,500	L	Harrah’s Entertainment, Inc.	295,155
16,050		Hilton Hotels Corp.	338,013
15,350		Marriott Intl., Inc.	983,935
7,850		Starwood Hotels & Resorts Worldwide, Inc.	449,334
			2,066,437
		Machinery-Construction and Mining: 0.1%
2,700	L	Caterpillar, Inc.	256,635
			256,635

PORTFOLIO OF INVESTMENTS

ING Index Plus LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Diversified: 0.3%
3,000	L	Cummins, Inc.	$220,230
9,450		Deere & Co.	671,990
12,700		Rockwell Automation, Inc.	789,305
			1,681,525
		Media: 2.1%
17,450	@, L	Comcast Corp.	567,998
2,000		Gannett Co., Inc.	157,500
13,050		McGraw-Hill Cos., Inc.	1,198,643
1,750		Meredith Corp.	80,308
5,950		New York Times Co.	218,127
21,250		News Corp.	353,600
176,550	@	Time Warner, Inc.	3,041,956
5,200		Tribune Co.	211,796
65,700		Viacom, Inc.	2,292,929
79,550		Walt Disney Co.	2,222,627
			10,345,484
		Mining: 0.1%
4,000	L	Phelps Dodge Corp.	425,800
			425,800

		Miscellaneous Manufacturing: 5.3%
30,800		3M Co.	2,585,351
3,450		Cooper Industries Ltd.	239,327
12,000		Danaher Corp.	650,040
8,200		Dover Corp.	317,094
11,750		Eastman Kodak Co.	399,383
5,800		Eaton Corp.	404,550
418,950	S	General Electric Co.	14,747,039
32,600		Honeywell Intl., Inc.	1,237,822
11,600		Illinois Tool Works, Inc.	1,041,100
6,750	@@	Ingersoll-Rand Co.	568,688
3,450		ITT Industries, Inc.	303,428
1,800		Pall Corp.	48,726
8,950		Textron, Inc.	692,283
76,800	@@	Tyco Intl., Ltd.	2,571,263
			25,806,094
		Office/Business Equipment: 0.2%
9,550		Pitney Bowes, Inc.	437,963
38,350	@	Xerox Corp.	598,260
			1,036,223
		Oil and Gas: 9.5%
6,350	L	Amerada Hess Corp.	637,540
22,300		Anadarko Petroleum Corp.	1,713,978
13,640		Apache Corp.	857,683
36,150		Burlington Resources, Inc.	1,794,125
127,550		ChevronTexaco Corp.	7,918,303
48,209		ConocoPhillips	5,345,896
29,300		Devon Energy Corp.	1,370,947
4,850		EOG Resources, Inc.	441,932
308,250		Exxon Mobil Corp.	19,515,307
6,050		Kerr-McGee Corp.	469,843
13,500		Marathon Oil Corp.	639,090
1,100		Noble Corp.	62,777
15,450		Occidental Petroleum Corp.	1,085,672
3,900	@	Rowan Cos., Inc.	123,552
7,050		Sunoco, Inc.	698,655
11,300	@, L	Transocean, Inc.	547,824
9,800	L	Unocal Corp.	530,180
23,900		Valero Energy Corp.	1,702,636
			45,455,940

PORTFOLIO OF INVESTMENTS

ING Index Plus LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 0.3%
12,200		Baker Hughes, Inc.	$576,816
6,550		BJ Services Co.	327,238
17,050		Halliburton Co.	749,689
			1,653,743
		Packaging and Containers: 0.2%
8,850		Ball Corp.	392,940
4,100		Bemis Co.	122,344
6,200	@, L	Pactiv Corp.	140,182
4,000	@, L	Sealed Air Corp.	209,080
			864,546
		Pharmaceuticals: 4.7%
12,350		Abbott Laboratories	567,977
5,200		Allergan, Inc.	390,936
5,350		AmerisourceBergen Corp.	320,465
76,050		Bristol-Myers Squibb Co.	1,903,532
44,000		Cardinal Health, Inc.	2,576,200
45,000	@	Caremark Rx, Inc.	1,722,600
8,950		Eli Lilly & Co.	501,200
3,400	@	Express Scripts, Inc.	255,986
15,050	@, L	Forest Laboratories, Inc.	642,635
16,600	@	Gilead Sciences, Inc.	573,530
7,180	@	Hospira, Inc.	212,528
17,416	@	King Pharmaceuticals, Inc.	166,323
10,752	@, L	Medco Health Solutions, Inc.	477,604
87,050		Merck & Co., Inc.	2,759,484
297,630		Pfizer, Inc.	7,824,692
52,500		Wyeth	2,143,050
			23,038,742
		Pipelines: 0.2%
26,400		El Paso Corp.	325,512
1,850		Kinder Morgan, Inc.	148,315
21,000		Williams Cos., Inc.	395,430
			869,257
		Real Estate Investment Trusts: 0.4%
3,700		Apartment Investment & Management Co.	141,562
7,250		Archstone-Smith Trust	245,268
15,550		Equity Office Properties Trust	469,144
10,700		Equity Residential	351,067
6,900		ProLogis	274,344
8,400		Simon Property Group, Inc.	520,463
			2,001,848
		Retail: 7.8%
11,150	@, L	Autonation, Inc.	217,760
12,150	@	Bed Bath & Beyond, Inc.	455,868
21,600		Best Buy Co., Inc.	1,166,832
8,500		Circuit City Stores, Inc.	132,855
31,500		Costco Wholesale Corp.	1,467,585
16,200		CVS Corp.	807,246
15,050	L	Darden Restaurants, Inc.	403,340
7,050		Family Dollar Stores, Inc.	232,086
7,050		Federated Department Stores, Inc.	397,973
61,250		Gap, Inc.	1,306,463

PORTFOLIO OF INVESTMENTS

ING Index Plus LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

120,950		Home Depot, Inc.	$4,840,418
25,950		J.C. Penney Co., Inc. Holding Co.	1,154,516
15,250		Limited Brands, Inc.	362,645
30,550	L	Lowe’s Cos., Inc.	1,795,729
11,900		May Department Stores Co.	410,669
84,450		McDonald’s Corp.	2,793,605
5,300		Nordstrom, Inc.	284,928
20,300	@	Office Depot, Inc.	390,775
6,000	L	RadioShack Corp.	177,360
48,750		Staples, Inc.	1,536,600
27,500	@	Starbucks Corp.	1,424,775
35,500		Target Corp.	1,804,110
20,850		TJX Cos., Inc.	509,157
8,100	@	Toys R US, Inc.	185,247
167,740		Wal-Mart Stores, Inc.	8,657,060
94,050		Walgreen Co.	4,028,161
11,050		Wendy’s Intl., Inc.	418,243
11,350		Yum! Brands, Inc.	553,653
			37,915,659
		Savings and Loans: 0.5%
12,800	L	Golden West Financial Corp.	792,192
34,300		Washington Mutual, Inc.	1,439,228
			2,231,420
		Semiconductors: 2.1%
14,900	@, L	Altera Corp.	309,026
15,900		Analog Devices, Inc.	583,848
66,150	@	Applied Materials, Inc.	1,157,625
16,468	@	Freescale Semiconductor, Inc.	315,856
252,900		Intel Corp.	6,064,541
7,600	@, L	KLA-Tencor Corp.	375,516
12,350		Linear Technology Corp.	482,391
5,050		Maxim Integrated Products, Inc.	217,251
8,750	L	National Semiconductor Corp.	174,563
3,250	@	Qlogic Corp.	130,943
13,600		Texas Instruments, Inc.	359,992
			10,171,552
		Software: 4.7%
10,300		Adobe Systems, Inc.	636,025
9,450	@	Autodesk, Inc.	280,854
23,050		Automatic Data Processing, Inc.	990,228
19,750	@	BMC Software, Inc.	295,263
6,550	@, L	Citrix Systems, Inc.	147,375
22,832	L	Computer Associates Intl., Inc.	618,519
32,100	@	Compuware Corp.	216,996
12,150	@	Electronic Arts, Inc.	783,554
33,718		First Data Corp.	1,383,112
7,100	@, L	Fiserv, Inc.	269,374
8,600		IMS Health, Inc.	209,410
8,100	@	Intuit, Inc.	346,680
3,650	@, L	Mercury Interactive Corp.	167,462
433,050		Microsoft Corp.	10,904,198
13,550	@, L	Novell, Inc.	71,002
400,800	@	Oracle Corp.	5,174,328
17,600	@	Siebel Systems, Inc.	150,128
16,850	@	Veritas Software Corp.	408,107
			23,052,615

PORTFOLIO OF INVESTMENTS

ING Index Plus LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 4.8%
19,950		Alltel Corp.	$1,141,140
11,950		AT&T Corp.	232,189
18,350	@	Avaya, Inc.	256,900
70,650		BellSouth Corp.	1,822,770
5,300		CenturyTel, Inc.	178,292
259,250	@	Cisco Systems, Inc.	4,516,134
7,050	@	Comverse Technology, Inc.	163,631
20,650	@	Corning, Inc.	236,856
168,234	@, L	Lucent Technologies, Inc.	516,478
97,700		Motorola, Inc.	1,529,982
42,800	@	Nextel Communications, Inc.	1,259,604
63,200		QUALCOMM, Inc.	2,282,152
133,000		SBC Communications, Inc.	3,198,650
14,500		Scientific-Atlanta, Inc.	448,050
56,350		Sprint Corp.	1,334,368
16,550	@	Tellabs, Inc.	117,340
110,500		Verizon Communications, Inc.	3,974,684
			23,209,220
		Textiles: 0.1%
7,000	L	Cintas Corp.	306,460
			306,460
		Toys/Games/Hobbies: 0.1%
11,000	L	Hasbro, Inc.	232,320
15,850		Mattel, Inc.	331,582
			563,902
		Transportation: 1.0%
14,800		Burlington Northern Santa Fe Corp.	743,996
8,800		CSX Corp.	363,528
20,260		FedEx Corp.	1,981,023
16,400		Norfolk Southern Corp.	588,596
2,550		Ryder System, Inc.	108,273
9,800		Union Pacific Corp.	621,810
8,900		United Parcel Service, Inc.	689,661
			5,096,887
		Total Common Stock
		(Cost $365,571,821)	480,305,438

Principal Amount		Value

SHORT-TERM INVESTMENTS: 5.5%
	Repurchase Agreement: 1.0%
$4,670,000	Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $4,670,337 to be received upon repurchase (Collateralized by $4,350,000 Federal National Mortgage Association, 7.125%, Market Value plus accrued interest $4,777,172, due 03/15/07)	$4,670,000

	Total Repurchase Agreement
	(Cost $4,670,000)	4,670,000
	Securities Lending Collateralcc: 4.5%
21,955,706	The Bank of New York Institutional Cash Reserves Fund	21,955,706
	Total Securities Lending Collateral
	(Cost $21,955,706)	21,955,706
	Total Short-Term Investments
	(Cost $26,625,706)	26,625,706

PORTFOLIO OF INVESTMENTS

ING Index Plus LargeCap Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

		Total Investments In Securities
		(Cost $392,197,527)*	104.4%	$506,931,144
		Other Assets and Liabilities—Net	(4.4)	(21,277,151)
		Net Assets	100.0%	$485,655,573
	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at February 28, 2005.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	*	Cost for federal income tax purposes $410,451,777.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$100,579,605
		Gross Unrealized Depreciation		(4,100,239)
		Net Unrealized Appreciation		$96,479,366

Information concerning open futures contracts at February 28, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain
Long Contracts
S & P 500 Future	12	$3,612,300	03/21/2005	$25,187

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.5%
		Advertising: 0.4%
20,700	L	Catalina Marketing Corp.	$557,865
18,300		Harte-Hanks, Inc.	490,440
			1,048,305
		Aerospace/Defense: 0.2%
8,550	@	Alliant Techsystems, Inc.	591,917
1,450	@	Sequa Corp.	84,042
			675,959
		Agriculture: 0.1%
5,250		Universal Corp.	263,550
			263,550
		Airlines: 0.2%
15,000	@, L	Alaska Air Group, Inc.	425,400
			425,400
		Apparel: 0.3%
13,150	@, L	Timberland Co.	915,766
			915,766
		Auto Parts and Equipment: 0.9%
15,650		ArvinMeritor, Inc.	263,859
3,450		Bandag, Inc.	152,525
12,450		BorgWarner, Inc.	656,738
15,000		Lear Corp.	782,249
21,041	L	Modine Manufacturing Co.	684,885
			2,540,256
		Banks: 4.1%
53,794		Associated Banc-Corp	1,724,635
11,900		Bank of Hawaii Corp.	541,688
8,350		Banknorth Group, Inc.	301,352
11,650		City National Corp.	797,443
81,926		Colonial BancGroup, Inc.	1,668,832
18,700	L	Commerce Bancorp, Inc.	1,145,935
10,704		Cullen/Frost Bankers, Inc.	497,522
3,850		FirstMerit Corp	100,216
36,200	L	Hibernia Corp.	929,254
15,500		Investors Financial Services Corp.	776,860
17,454		Mercantile Bankshares Corp.	848,439
8,000	@, L	Silicon Valley Bancshares	350,560
31,750	L	TCF Financial Corp.	877,888
1,450		Westamerica Bancorporation	75,531
15,282		Wilmington Trust Corp.	517,907
			11,154,062
		Beverages: 0.9%
24,950	@	Constellation Brands, Inc.	1,335,573
50,350		PepsiAmericas, Inc.	1,145,463
			2,481,036

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Biotechnology: 0.8%
15,150	@, L	Charles River Laboratories Intl., Inc.	$698,415
11,800	@, L	Invitrogen Corp.	825,528
21,800	@	Protein Design Labs, Inc.	326,564
19,750	@, L	Vertex Pharmaceuticals, Inc.	227,915
			2,078,422
		Building Materials: 0.2%
11,000		Martin Marietta Materials, Inc.	634,480
			634,480
		Chemicals: 3.1%
15,500		Airgas, Inc.	389,050
8,950		Albemarle Corp.	340,100
13,857	L	Cabot Corp.	482,224
1,100	@	Cabot Microelectronics Corp.	35,739
24,000		Crompton Corp.	328,800
8,400		Cytec Industries, Inc.	424,452
7,550		Ferro Corp.	147,754
8,781	@	FMC Corp.	433,430
15,950		Lubrizol Corp.	679,948
105,700		Lyondell Chemical Co.	3,577,944
4,750		Minerals Technologies, Inc.	297,588
27,750		RPM Intl., Inc.	519,758
9,100		Sensient Technologies Corp.	198,744
10,562		Valspar Corp.	487,436
			8,342,967
		Coal: 0.5%
14,850		Peabody Energy Corp.	1,441,935
			1,441,935
		Commercial Services: 4.2%
55,110		Adesa, Inc.	1,243,832
48,600	@, L	Alliance Data Systems Corp.	1,917,269
4,800		Banta Corp.	211,008
24,450	@	Career Education Corp.	834,968
20,350	@	ChoicePoint, Inc.	820,105
8,450	@, L	Corinthian Colleges, Inc.	146,101
10,950	L	Deluxe Corp.	427,488
17,550	@	Education Management Corp.	514,566
23,750	@, L	Gartner, Inc.	228,713
18,100	@	ITT Educational Services, Inc.	881,288
6,271		Kelly Services, Inc.	185,308
24,400	@, L	Korn/Ferry Intl.	467,992
3,850	@, L	Laureate Education, Inc.	167,052
20,700	L	Manpower, Inc.	904,589
20,500		MoneyGram Intl., Inc.	421,890
22,088	@	MPS Group, Inc.	237,225
26,300	@, L	Quanta Services, Inc.	206,455
15,050	@	Rent-A-Center, Inc.	390,548
9,801		Rollins, Inc.	250,122
14,100	@, L	Sotheby’s Holdings, Inc.	251,262
18,950	@	Valassis Communications, Inc.	708,920
			11,416,701
		Computers: 4.5%
26,200	@	BISYS Group, Inc.	388,284
61,650	@, L	Cadence Design Systems, Inc.	849,537
31,550	@	Ceridian Corp.	575,788
47,850	@	Cognizant Technology Solutions Corp.	2,259,955
16,800		Diebold, Inc.	896,616
19,650	@, L	DST Systems, Inc.	933,179

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

7,800		Imation Corp.	$268,242
36,816		Jack Henry & Associates, Inc.	730,798
16,800	@, L	McData Corp.	66,024
16,575		National Instruments Corp.	473,382
40,050		Reynolds & Reynolds Co.	1,108,184
37,450	@, L	Sandisk Corp.	1,006,656
63,850	@, L	Storage Technology Corp.	2,030,429
33,500	@	Synopsys, Inc.	606,350
			12,193,424
		Distribution/Wholesale: 0.8%
18,300	L	CDW Corp.	1,051,701
3,500		Fastenal Co.	204,610
22,600	@	Tech Data Corp.	926,374
			2,182,685
		Diversified Financial Services: 2.9%
29,700		AG Edwards, Inc.	1,280,367
59,250	@, L	AmeriCredit Corp.	1,395,930
29,400	L	Eaton Vance Corp.	792,624
14,800		IndyMac Bancorp, Inc.	532,652
12,499		Jefferies Group, Inc.	476,962
13,650	@	LaBranche & Co., Inc.	126,263
25,625		Legg Mason, Inc.	2,066,399
28,100		Raymond James Financial, Inc.	855,926
17,850		Waddell & Reed Financial, Inc.	371,280
			7,898,403
		Electric: 4.6%
26,150	L	Alliant Energy Corp.	699,513
7,150		Black Hills Corp.	226,655
49,450		DPL, Inc.	1,259,985
18,150		Duquesne Light Holdings, Inc.	339,950
44,810		Energy East Corp.	1,152,512
17,500		Great Plains Energy, Inc.	542,325
18,400		Hawaiian Electric Industries, Inc.	489,808
27,033		MDU Resources Group, Inc.	729,080
27,050		Northeast Utilities	505,024
12,150		NSTAR	674,325
20,366		OGE Energy Corp.	528,498
44,612		Pepco Holdings, Inc.	983,248
14,525		PNM Resources, Inc.	381,136
23,400		Puget Energy, Inc.	536,328
25,800		SCANA Corp.	981,432
33,896		Westar Energy, Inc.	778,930
26,550		Wisconsin Energy Corp.	921,816
13,743		WPS Resources Corp.	716,285
			12,446,850
		Electrical Components and Equipment: 1.3%
15,850		Ametek, Inc.	607,689
35,761	@	Energizer Holdings, Inc.	2,118,124
14,553		Hubbell, Inc.	782,951
			3,508,764
		Electronics: 1.8%
20,800	@	Amphenol Corp.	829,920
26,596	@, L	Arrow Electronics, Inc.	715,432
27,150	@, L	Avnet, Inc.	526,710
17,550	L	Gentex Corp.	595,121
35,567	@	Thomas & Betts Corp.	1,105,422
14,171	@, L	Varian, Inc.	604,393
38,611	@	Vishay Intertechnology, Inc.	503,874
			4,880,872

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Engineering and Construction: 0.4%
9,950	@, L	Dycom Industries, Inc.	$268,153
8,200	L	Granite Construction, Inc.	218,202
13,000	@, L	Jacobs Engineering Group, Inc.	727,740
			1,214,095
		Entertainment: 0.9%
26,350	L	GTECH Holdings Corp.	615,273
32,043		International Speedway Corp.	1,707,891
8,950	@, L	Macrovision Corp.	217,038
			2,540,202
		Environmental Control: 0.5%
35,600		Republic Services, Inc.	1,128,876
2,100	@, L	Stericycle, Inc.	96,558
			1,225,434
		Food: 2.8%
33,800	@	Dean Foods Co.	1,167,790
68,219		Hormel Foods Corp.	2,125,023
2,678		JM Smucker Co.	131,650
13,909		Ruddick Corp.	328,252
26,650	@	Smithfield Foods, Inc.	907,433
10,711		Tootsie Roll Industries, Inc.	321,330
75,723		Tyson Foods, Inc.	1,288,805
13,500	L	Whole Foods Market, Inc.	1,388,070
			7,658,353
		Forest Products and Paper: 0.2%
10,400		Longview Fibre Co.	174,720
8,450	L	P. H. Glatfelter Co.	125,229
7,100		Potlatch Corp.	327,665
1	@@	Stora Enso Oyj ADR	15
			627,629
		Gas: 0.8%
16,512		AGL Resources, Inc.	571,645
4,800	L	Oneok, Inc.	140,640
17,210		Vectren Corp.	465,703
29,413		WGL Holdings, Inc.	902,979
			2,080,967
		Hand/Machine Tools: 0.1%
8,100		Kennametal, Inc.	397,548
			397,548
		Healthcare-Products: 3.7%
14,550		Beckman Coulter, Inc.	1,025,048
44,950	@	Cytyc Corp.	1,024,860
31,050	L	Dentsply Intl., Inc.	1,706,818
13,650	@, L	Edwards Lifesciences Corp.	587,087
11,500	@	Gen-Probe, Inc.	585,465
2,050	@	Henry Schein, Inc.	148,297
23,584		Hillenbrand Industries, Inc.	1,330,372
1,600	@	Inamed Corp.	109,088
31,400	@, L	Patterson Cos., Inc.	1,558,067
16,750	@	Steris Corp.	414,563
8,900	@, L	Techne Corp.	303,401
31,950	@	Varian Medical Systems, Inc.	1,147,964
10,122	@	Visx, Inc.	244,548
			10,185,578

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare-Services: 4.6%
11,050	@	Apria Healthcare Group, Inc.	$358,683
19,050	@	Community Health Systems, Inc.	616,649
25,429	@	Covance, Inc.	1,111,502
50,190	@	Coventry Health Care, Inc.	3,166,988
24,200	@, L	Health Net, Inc.	723,580
8,300	@, L	LifePoint Hospitals, Inc.	332,415
55,250	@	Lincare Holdings, Inc.	2,242,045
42,350	@, L	Pacificare Health Systems, Inc.	2,688,377
14,925	@	Renal Care Group, Inc.	588,045
12,450		Universal Health Services, Inc.	587,640
			12,415,924
		Holding Companies-Diversified: 0.5%
41,725	L	Leucadia National Corp.	1,398,205
			1,398,205
		Home Builders: 1.7%
10,800		DR Horton, Inc.	472,608
36,750		Lennar Corp. — Class A	2,235,135
12,850	L	Thor Industries, Inc.	457,460
17,000	@, L	Toll Brothers, Inc.	1,496,850
			4,662,053
		Home Furnishings: 1.3%
9,850		Furniture Brands Intl., Inc.	228,816
29,100		Harman Intl. Industries, Inc.	3,264,147
			3,492,963
		Household Products/Wares: 1.0%
27,350		American Greetings Corp.	673,631
9,150	L	Blyth, Inc.	290,879
24,825		Church & Dwight, Inc.	878,059
7,900	@	Scotts Co.	553,553
13,350		Tupperware Corp.	273,542
			2,669,664
		Insurance: 6.7%
12,000	@	Allmerica Financial Corp.	429,600
29,057		American Financial Group, Inc.	885,948
15,150	L	AmerUs Group Co.	729,170
20,050	L	Arthur J Gallagher & Co.	598,693
15,800	L	Brown & Brown, Inc.	733,120
12,750	@@	Everest Re Group Ltd.	1,107,593
40,167		Fidelity National Financial, Inc.	1,776,987
19,750	L	First American Corp.	721,863
15,500	L	HCC Insurance Holdings, Inc.	581,250
9,450		Horace Mann Educators Corp.	177,282
37,900	@	Ohio Casualty Corp.	914,527
43,350		Old Republic Intl. Corp.	1,039,967
38,000		PMI Group, Inc.	1,529,499
15,300		Protective Life Corp.	611,388
48,550		Radian Group, Inc.	2,346,421
11,450		Stancorp Financial Group, Inc.	997,181
15,755	L	Unitrin, Inc.	738,594
45,475	L	WR Berkley Corp.	2,335,595
			18,254,678

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Internet: 1.4%
9,950	@	Avocent Corp.	$340,887
18,700	@, L	Checkfree Corp.	720,698
16,450	@, L	Macromedia, Inc.	557,491
89,400	@	McAfee, Inc.	2,067,822
13,450	@, L	RSA Security, Inc.	219,773
			3,906,671
		Iron/Steel: 0.2%
10,450	L	Steel Dynamics, Inc.	465,443
			465,443
		Lodging: 1.8%
34,000		Boyd Gaming Corp.	1,666,340
71,400	@	Caesars Entertainment, Inc.	1,432,284
25,250	@	Mandalay Resort Group	1,789,468
			4,888,092
		Machinery-Diversified: 0.9%
19,000	@, L	AGCO Corp.	369,930
13,600	@	Flowserve Corp.	339,864
16,146		Graco, Inc.	624,204
7,300		Nordson, Corp.	291,927
3,450		Tecumseh Products Co.	141,623
15,525	@	Zebra Technologies Corp.	774,232
			2,541,780
		Media: 1.5%
5,500	L	Belo Corp.	129,800
4,000	@	Entercom Communications Corp.	137,680
9,650		Lee Enterprises, Inc.	440,040
5,100		Media General, Inc.	326,349
20,300		Reader’s Digest Association, Inc.	351,190
8,250	@, L	Scholastic Corp.	292,710
2,250		Washington Post Co.	2,020,500
22,200	@	Westwood One, Inc.	484,848
			4,183,117
		Metal Fabricate/Hardware: 0.5%
14,800		Precision Castparts Corp.	1,113,848
17,800		Worthington Industries, Inc.	372,910
			1,486,758
		Miscellaneous Manufacturing: 2.0%
13,300		Brink’s Co.	460,978
7,200		Carlisle Cos., Inc.	500,688
11,500		Crane Co.	342,700
43,890		Donaldson Co., Inc.	1,399,652
9,350		Harsco Corp.	546,134
13,636		Lancaster Colony Corp.	581,030
23,150		Pentair, Inc.	959,336
3,600	L	SPX Corp.	160,272
10,829		Teleflex, Inc.	545,348
			5,496,138
		Office Furnishings: 0.4%
16,800		Herman Miller, Inc.	486,864
11,750		HNI Corp.	512,535
			999,399

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 4.2%
7,000	L	ENSCO Intl., Inc.	$281,960
11,650	@, L	Forest Oil Corp.	466,000
31,200		Helmerich & Payne, Inc.	1,249,248
30,700		Murphy Oil Corp.	3,071,227
14,150	@	Newfield Exploration Co.	1,050,638
33,050		Noble Energy, Inc.	2,235,502
33,750		Pioneer Natural Resources Co.	1,423,238
18,000	@	Plains Exploration & Production Co.	612,180
15,500		Pogo Producing Co.	753,455
6,300	@, L	Pride Intl., Inc.	155,106
			11,298,554
		Oil and Gas Services: 2.8%
12,800	@	Cooper Cameron Corp.	738,432
14,350	@	FMC Technologies, Inc.	495,649
29,250	@	Grant Prideco, Inc.	706,680
15,750	@, L	Hanover Compressor Co.	208,530
19,500	@, L	National-Oilwell, Inc.	884,130
4,900	@	Smith Intl., Inc.	314,874
13,700	L	Tidewater, Inc.	565,399
22,350	@	Varco Intl., Inc.	842,819
45,650	@	Weatherford Intl. Ltd.	2,721,196
			7,477,709
		Packaging and Containers: 0.2%
22,970		Sonoco Products Co.	667,968
			667,968
		Pharmaceuticals: 2.0%
53,750	@	Barr Pharmaceuticals, Inc.	2,566,025
13,100	@, L	Cephalon, Inc.	642,817
3,500	L	Perrigo Co.	61,495
25,000	@, L	Sepracor, Inc.	1,611,750
4,250		Valeant Pharmaceuticals Intl.	103,063
17,250	@	VCA Antech, Inc.	346,380
			5,331,530
		Pipelines: 1.3%
24,850		Equitable Resources, Inc.	1,474,847
34,115	L	National Fuel Gas Co.	966,137
19,150		Questar Corp.	1,015,333
			3,456,317
		Real Estate Investment Trusts: 2.3%
17,800		AMB Property Corp.	690,996
25,850		Developers Diversified Realty Corp.	1,081,305
11,450	L	Highwoods Properties, Inc.	295,296
15,400		Hospitality Properties Trust	638,638
20,050		Liberty Property Trust	831,273
12,750		Mack-Cali Realty Corp.	563,550
4,850		New Plan Excel Realty Trust	126,876
11,023		Rayonier, Inc.	529,104
30,200		United Dominion Realty Trust, Inc.	667,420
21,200		Weingarten Realty Investors	780,796
			6,205,254
		Retail: 9.6%
15,700	@, L	99 Cents Only Stores	244,763
44,850		Abercrombie & Fitch Co.	2,408,444
16,350	@	Advance Auto Parts, Inc.	823,713
20,900	@, L	Aeropostale, Inc.	666,710
42,100	L	American Eagle Outfitters, Inc.	2,278,872
18,525	L	Applebees Intl., Inc.	528,148
41,950	@, L	Barnes & Noble, Inc.	1,433,011

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

25,250	@, L	BJ’s Wholesale Club, Inc.	$771,893
23,546		Borders Group, Inc.	605,839
34,500	@	Brinker Intl., Inc.	1,306,170
10,750		CBRL Group, Inc.	460,208
18,275	@, L	Cheesecake Factory, Inc.	621,898
41,500	@, L	Chico’s FAS, Inc.	1,222,175
58,250		Claire’s Stores, Inc.	1,340,333
19,550	@	Copart, Inc.	455,515
34,600		Foot Locker, Inc.	944,580
73,500		Michaels Stores, Inc.	2,343,914
21,550	@, L	O’Reilly Automotive, Inc.	1,096,895
17,500		Outback Steakhouse, Inc.	785,925
15,150	@	Pacific Sunwear of California, Inc.	390,264
40,850	@	Payless Shoesource, Inc.	478,762
33,250		PETsMART, Inc.	1,014,125
20,650	L	Pier 1 Imports, Inc.	376,863
10,400		Regis Corp.	409,760
34,950	L	Ross Stores, Inc.	978,600
3,150	L	Ruby Tuesday, Inc.	76,167
17,900	@	Urban Outfitters, Inc.	744,461
25,950	@, L	Williams-Sonoma, Inc.	900,206
			25,708,214
		Savings and Loans: 0.7%
17,100		Astoria Financial Corp.	642,618
19,650		Independence Community Bank Corp.	782,266
17,473	L	Washington Federal, Inc.	414,984
			1,839,868
		Semiconductors: 2.7%
22,900	@	Atmel Corp.	72,135
16,600	@, L	Cree, Inc.	390,432
10,050	@, L	Fairchild Semiconductor Intl., Inc.	166,026
15,200	@	Integrated Circuit Systems, Inc.	306,736
26,200	@	Integrated Device Technology, Inc.	327,762
15,550	@	International Rectifier Corp.	684,200
32,650		Intersil Corp.	550,479
74,600	@, L	Lam Research Corp.	2,345,424
19,150	@, L	Lattice Semiconductor Corp.	101,112
14,250	@	Micrel, Inc.	134,378
48,800		Microchip Technology, Inc.	1,340,048
17,700	@, L	Semtech Corp.	346,212
11,950	@, L	Silicon Laboratories, Inc.	419,445
27,700	@	Triquint Semiconductor, Inc.	95,565
			7,279,954
		Software: 3.0%
32,225	@	Activision, Inc.	704,439
18,200		Acxiom Corp.	409,500
18,000	@	Advent Software, Inc.	317,880
14,150		Certegy, Inc.	504,165
11,100	@, L	CSG Systems Intl., Inc.	189,810
26,438	@	Dun & Bradstreet Corp.	1,624,878
15,525	L	Fair Isaac Corp.	524,745
12,700	@, L	Keane, Inc.	168,148
39,700		SEI Investments Co.	1,467,312
53,040	@	Sybase, Inc.	999,274
22,778	@	Transaction Systems Architects, Inc.	532,550
48,550	@	Wind River Systems, Inc.	653,483
			8,096,184
		Telecommunications: 1.6%
6,800		Adtran, Inc.	127,228
135,654	@	Cincinnati Bell, Inc.	596,878

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

31,150	@, L	CommScope, Inc.	$471,611
15,450		Harris Corp.	1,030,514
6,650	@	Newport Corp.	93,699
10,000	L	Plantronics, Inc.	364,400
22,450	@	Polycom, Inc.	363,466
4,900	@, L	Powerwave Technologies, Inc.	33,565
36,050	@, L	RF Micro Devices, Inc.	198,275
10,962	L	Telephone & Data Systems, Inc.	959,175
			4,238,811
		Textiles: 0.5%
15,450	@, L	Mohawk Industries, Inc.	1,386,483
			1,386,483
		Transportation: 2.7%
9,450		Alexander & Baldwin, Inc.	429,030
18,900		CH Robinson Worldwide, Inc.	1,035,720
31,600		CNF, Inc.	1,449,492
25,250	L	Expeditors Intl. Washington, Inc.	1,401,628
18,400		J.B. Hunt Transport Services, Inc.	868,296
23,900		Overseas Shipholding Group, Inc.	1,556,368
16,350	@, L	Swift Transportation Co., Inc.	387,822
15,425		Werner Enterprises, Inc.	330,095
			7,458,451
		Trucking and Leasing: 0.2%
20,200		GATX Corp.	605,596
			605,596
		Water: 0.0%
4,261	L	Aqua America, Inc.	104,735
			104,735
		Total Common Stock
		(Cost $219,296,480)	270,476,156

Principal Amount				Value

SHORT-TERM INVESTMENTS: 15.5%
		Repurchase Agreement: 1.1%
$2,985,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $2,985,216 to be received upon repurchase (Collateralized by $3,150,000 Federal National Mortgage Association, 2.300%, Market Value plus accrued interest $3,088,075, due 12/26/06)		$2,985,000
		Total Repurchase Agreement
		(Cost $2,985,000)		2,985,000

		Securities Lending Collateralcc: 14.4%
39,155,393		The Bank of New York Institutional Cash Reserves Fund
		Total Securities Lending Collateral
		(Cost $39,155,393)		39,155,393
		Total Short-Term Investments
		(Cost $42,140,393)		42,140,393
		Total Investments In Securities
		(Cost $261,436,873)*	115.0%	$312,616,549
		Other Assets and Liabilities-Net	(15.0)	(40,800,112)
		Net Assets	100.0%	$271,816,437
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	*	Cost for federal income tax purposes is $264,539,353.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$50,091,332
		Gross Unrealized Depreciation		(2,014,136)
		Net Unrealized Appreciation		$48,077,196

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.3%
		Advertising: 0.2%
5,995		ADVO, Inc.	$219,837
			219,837
		Aerospace/Defense: 2.4%
6,390	@, L	Armor Holdings, Inc.	255,089
4,040	L	Curtiss-Wright Corp.	224,422
13,860	@	DRS Technologies, Inc.	572,557
6,170		EDO Corp.	196,206
4,900		Engineered Support Systems, Inc.	270,872
4,580	@, L	Esterline Technologies Corp.	150,590
4,940		Kaman Corp.	58,934
10,927	@	Moog, Inc.	487,344
10,510	@	Teledyne Technologies, Inc.	321,396
3,280	@	Triumph Group, Inc.	121,918
			2,659,328
		Agriculture: 0.2%
2,820		Delta & Pine Land Co.	81,752
20,370		Dimon, Inc.	131,997
			213,749
		Airlines: 0.2%
11,070	@, L	Mesa Air Group, Inc.	82,582
9,850		Skywest, Inc.	168,140
			250,722
		Apparel: 2.2%
1,920	@	Ashworth, Inc.	21,178
5,230	@	Gymboree Corp.	62,708
3,950		Haggar Corp.	81,015
16,890		K-Swiss, Inc.	523,589
5,230	L	Kellwood Co.	149,944
2,101		Oshkosh B’Gosh, Inc.	66,055
2,850		Oxford Industries, Inc.	100,776
5,620		Phillips-Van Heusen Corp.	155,843
9,640	@	Quiksilver, Inc.	304,528
10,810		Russell Corp.	195,553
9,823		Stride Rite Corp.	127,699
27,115		Wolverine World Wide, Inc.	603,308
			2,392,196
		Auto Manufacturers: 0.4%
6,590		Oshkosh Truck Corp.	491,944
			491,944
		Auto Parts and Equipment: 0.1%
3,710		Standard Motor Products, Inc.	42,888
4,540	L	Superior Industries Intl., Inc.	120,219
			163,107
		Banks: 6.0%
2,050	L	Boston Private Financial Holdings, Inc.	55,350
8,248		Chittenden Corp.	219,232

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

5,500		Community Bank System, Inc.	$129,030
9,190		East-West Bancorp, Inc.	330,472
16,905	@@	First Bancorp Puerto Rico	795,549
8,190		First Midwest Bancorp, Inc.	279,525
4,671		First Republic Bank	248,030
34,400	L	Fremont General Corp.	864,817
6,710		Gold Banc Corp., Inc.	95,349
7,790		Hudson United BanCorp	276,078
6,118		Irwin Financial Corp.	139,001
3,940	L	Nara Bancorp, Inc.	76,909
4,010	L	PrivateBancorp, Inc.	130,325
5,838	L	Provident Bankshares Corp.	195,048
16,320		Republic Bancorp, Inc.	237,456
13,122		South Financial Group, Inc.	402,845
11,660		Southwest Bancorp of Texas, Inc.	222,123
10,377		Sterling Bancshares, Inc.	151,400
8,580		Susquehanna Bancshares, Inc.	211,411
12,656		Trustco Bank Corp.	151,999
8,980		UCBH Holdings, Inc.	371,682
4,580		Umpqua Holdings Corp.	109,508
12,704		United Bankshares, Inc.	432,952
7,550		Whitney Holding Corp.	334,465
3,590		Wintrust Financial Corp.	192,639
			6,653,195
		Biotechnology: 0.4%
13,010	@	Arqule, Inc.	65,050
4,550		Cambrex Corp.	103,240
2,200	@	Enzo Biochem, Inc.	35,794
5,270	@, L	Integra LifeSciences Holdings Corp.	195,464
6,760	@	Savient Pharmaceuticals, Inc.	19,401
			418,949
		Building Materials: 1.6%
4,910		Apogee Enterprises, Inc.	68,691
3,600		ElkCorp.	138,168
7,815		Florida Rock Industries, Inc.	501,488
11,172	L	Lennox Intl., Inc.	241,539
8,494	L	Simpson Manufacturing Co., Inc.	293,298
6,650		Texas Industries, Inc.	443,555
3,140		Universal Forest Products, Inc.	122,931
			1,809,670
		Chemicals: 1.7%
4,910		A. Schulman, Inc.	88,675
5,843		Arch Chemicals, Inc.	166,993
10,390		Georgia Gulf Corp.	548,696
2,583		HB Fuller Co.	68,811
7,503	L	Macdermid, Inc.	252,101
12,720	@	OM Group, Inc.	405,514
15,827	@	Omnova Solutions, Inc.	74,545
26,210	@	PolyOne Corp.	238,511
1,160		Quaker Chemical Corp.	25,856
			1,869,702
		Coal: 0.2%
5,630	L	Massey Energy Co.	245,355
			245,355
		Commercial Services: 3.8%
8,380		Aaron Rents, Inc.	171,455
8,260		ABM Industries, Inc.	153,058
11,510		Administaff, Inc.	154,234

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

6,410		Bowne & Co., Inc.	$101,278
5,520		Central Parking Corp.	76,507
2,801		Chemed Corp.	199,991
3,980	@	Coinstar, Inc.	93,172
5,600	@	Consolidated Graphics, Inc.	291,480
2,970		CPI Corp.	44,491
5,750	@, L	Cross Country Healthcare, Inc.	87,918
8,589	@	Heidrick & Struggles Intl., Inc.	293,228
9,160		Hooper Holmes, Inc.	40,579
2,260	@	Insurance Auto Auctions, Inc.	62,851
18,800	@	Labor Ready, Inc.	353,063
4,370		MAXIMUS, Inc.	147,968
3,180	@	Midas, Inc.	68,020
4,778	@	NCO Group, Inc.	96,086
7,850	@, L	Parexel Intl. Corp.	175,997
15,960	@	Pharmaceutical Product Development, Inc.	680,693
4,680	L	Pre-Paid Legal Services, Inc.	163,800
11,220	@, L	PRG-Schultz Intl., Inc.	51,949
2,730	@, L	SFBC Intl., Inc.	118,619
2,700	@	SourceCorp., Inc.	56,376
5,120	@, L	Vertrue, Inc.	199,117
3,990		Viad Corp.	107,730
2,620	@	Volt Information Sciences, Inc.	76,294
5,700		Watson Wyatt & Co. Holdings	155,952
			4,221,906
		Computers: 3.1%
15,400	L	Agilysys, Inc.	290,444
5,350	@	Brooktrout, Inc.	69,069
9,710	@	CACI Intl., Inc.	523,952
8,020	@	Carreker Corp.	56,461
4,870	@	Catapult Communications Corp.	116,880
9,530	@	Ciber, Inc.	71,380
9,710		Factset Research Systems, Inc.	320,333
4,970	@, L	Hutchinson Technology, Inc.	162,320
6,462	@, L	Kronos, Inc.	360,838
5,360	@	Manhattan Associates, Inc.	106,503
3,990	@	Mercury Computer Systems, Inc.	117,426
18,140	@	Micros Systems, Inc.	588,279
9,540		MTS Systems Corp.	288,108
4,390	@	Nyfix, Inc.	19,975
4,280	@	Radiant Systems, Inc.	33,726
4,950	@	Radisys Corp.	75,389
4,590	@, L	Synaptics, Inc.	109,655
3,795		Talx Corp.	77,987
			3,388,725
		Distribution/Wholesale: 1.5%
1,410	@	Advanced Marketing Services	10,462
2,670		Building Material Holding Corp.	123,194
11,410		Hughes Supply, Inc.	349,716
11,240		Owens & Minor, Inc.	313,708
930	@	Scansource, Inc.	58,358
9,452		SCP Pool Corp.	321,746
6,410	@, L	United Stationers, Inc.	281,912
4,900		Watsco, Inc.	186,984
			1,646,080
		Diversified Financial Services: 0.6%
3,280		Financial Federal Corp.	111,782
7,370	@, L	Investment Technology Group, Inc.	138,925
3,330	@, L	Piper Jaffray Cos.	131,702
8,423		SWS Group, Inc.	152,119
3,580	@	World Acceptance Corp.	97,734
			632,262

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.1%
2,400		Allete, Inc.	$95,232
10,230		Avista Corp.	186,595
2,530		Central Vermont Public Service Corp.	56,900
3,380		CH Energy Group, Inc.	155,987
9,170		Cleco Corp.	186,059
9,290	@	El Paso Electric Co.	185,521
1,310		Green Mountain Power Corp.	37,990
2,900		UIL Holdings Corp.	145,290
6,920	L	Unisource Energy Corp.	209,192
			1,258,766
		Electrical Components and Equipment: 0.8%
2,970	@	Artesyn Technologies, Inc.	30,769
8,720		Belden CDT, Inc.	209,454
4,460		C&D Technologies, Inc.	61,459
1,780	@	Intermagnetics General Corp.	46,939
4,490	@	Littelfuse, Inc.	146,015
7,840	@, L	Rayovac Corp.	337,120
3,181		Vicor Corp.	36,104
			867,860
		Electronics: 4.3%
6,320		Analogic Corp.	271,381
2,750		BEI Technologies, Inc.	75,433
2,006		Bel Fuse, Inc.	62,146
3,265	@	Benchmark Electronics, Inc.	106,178
23,556		Brady Corp.	815,508
6,368	@	Checkpoint Systems, Inc.	106,282
8,307	@, L	Coherent, Inc.	252,117
2,410	L	CTS Corp.	31,692
3,180	@, L	Cymer, Inc.	91,918
3,230	@, L	Daktronics, Inc.	70,576
6,772	@	Dionex Corp.	389,795
6,100	@, L	Electro Scientific Industries, Inc.	137,860
6,140	@, L	FEI Co.	151,965
13,060	@, L	Flir Systems, Inc.	408,124
1,870	@, L	Itron, Inc.	49,836
5,120		Keithley Instruments, Inc.	84,787
6,260	@	Meade Instruments Corp.	19,406
7,450		Methode Electronics, Inc.	83,366
4,090		Park Electrochemical Corp.	81,391
13,500	@	Paxar Corp.	316,305
1,460	@	Rogers Corp.	66,664
2,420	@	SBS Technologies, Inc.	29,330
4,240	@, L	Sonic Solutions, Inc.	66,314
7,250	@, L	Technitrol, Inc.	128,688
9,425	@	Trimble Navigation Ltd.	339,488
6,080		Watts Industries, Inc.	202,160
3,614		Woodward Governor Co.	264,509
4,740		X-Rite, Inc.	76,646
			4,779,865
		Energy-Alternate Sources: 0.2%
7,400	@, L	Headwaters, Inc.	237,984
			237,984
		Engineering and Construction: 0.6%
2,750	@, L	Emcor Group, Inc.	132,633
4,560	@	Insituform Technologies, Inc.	72,322
11,750	@, L	Shaw Group, Inc.	244,399
7,700	@	URS Corp.	222,068
			671,422

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Entertainment: 0.7%
12,701	@	Argosy Gaming Co.	$586,406
5,900	@	Pinnacle Entertainment, Inc.	91,450
2,265	@, L	Shuffle Master, Inc.	74,201
			752,057
		Environmental Control: 0.4%
4,814	@	Aleris Intl., Inc.	96,617
4,150	@, L	Tetra Tech, Inc.	68,807
8,055	@, L	Waste Connections, Inc.	274,514
			439,938
		Food: 2.3%
32,820		Corn Products Intl., Inc.	917,974
8,130		Flowers Foods, Inc.	243,900
2,670	@, L	Hain Celestial Group, Inc.	49,849
2,255		J&J Snack Foods Corp.	106,459
6,107		Lance, Inc.	97,285
3,950		Nash Finch Co.	156,460
8,640	@	Performance Food Group Co.	234,490
9,690	@	Ralcorp Holdings, Inc.	451,069
3,710		Sanderson Farms, Inc.	166,468
2,870	@	United Natural Foods, Inc.	89,458
			2,513,412
		Forest Products and Paper: 0.9%
6,060	@	Buckeye Technologies, Inc.	72,538
4,470	@	Caraustar Industries, Inc.	63,876
2,120		Deltic Timber Corp.	97,308
2,830	L	Neenah Paper, Inc.	99,503
4,240		Pope & Talbot, Inc.	68,688
6,740		Rock-Tenn Co.	96,180
2,550		Schweitzer-Mauduit Intl., Inc.	86,828
25,680		Wausau-Mosinee Paper Corp.	387,254
			972,175
		Gas: 2.8%
16,020		Atmos Energy Corp.	441,671
7,540		Energen Corp.	486,330
3,410		Laclede Group, Inc.	107,006
5,040		Northwest Natural Gas Co.	183,607
15,910	L	Piedmont Natural Gas Co.	371,658
22,232	@	Southern Union Co.	563,804
7,530		Southwest Gas Corp.	188,852
17,814		UGI Corp.	797,176
			3,140,104
		Hand/Machine Tools: 0.3%
5,930		Baldor Electric Co.	154,180
6,489		Regal-Beloit Corp.	200,121
			354,301
		Healthcare-Products: 6.0%
6,950	@, L	Advanced Medical Optics, Inc.	263,753
6,100	@, L	American Medical Systems Holdings, Inc.	241,560
4,550	L	Biolase Technology, Inc.	45,773
3,180	@, L	Biosite, Inc.	184,249
5,760	@, L	Conmed Corp.	170,554
7,640		Cooper Cos., Inc.	629,153
6,776		Datascope Corp.	238,380

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

5,780		Diagnostic Products Corp.	$263,741
3,990	@	DJ Orthopedics, Inc.	96,199
12,260	@, L	Haemonetics Corp.	508,544
3,330	@	Hologic, Inc.	123,044
2,030	@, L	ICU Medical, Inc.	62,159
6,000	@	Idexx Laboratories, Inc.	332,700
13,367	@	Immucor, Inc.	397,066
5,780	L	Invacare Corp.	272,354
820	@, L	Kensey Nash Corp.	26,560
4,090		LCA-Vision, Inc.	118,283
8,090	L	Mentor Corp.	280,076
4,470	@	Merit Medical Systems, Inc.	58,870
5,020	L	PolyMedica Corp.	172,839
3,280	@	Possis Medical, Inc.	30,898
6,640	@, L	Resmed, Inc.	391,428
10,370	@	Respironics, Inc.	598,867
14,715	@	Sola Intl., Inc.	409,370
3,280	@, L	Surmodics, Inc.	105,452
7,180	@, L	Sybron Dental Specialties, Inc.	256,470
5,100	@	Viasys Healthcare, Inc.	105,519
6,060		Vital Signs, Inc.	248,945
			6,632,806

		Healthcare-Services: 3.9%
4,620	@, L	Amedisys, Inc.	147,563
5,850	@, L	American Healthways, Inc.	198,783
21,560	@	Amerigroup Corp.	859,381
5,370	@, L	Amsurg Corp.	129,739
20,790	@	Centene Corp.	693,554
4,340	@	Gentiva Health Services, Inc.	73,086
3,280	@, L	LabOne, Inc.	118,080
7,050	@	Pediatrix Medical Group, Inc.	483,137
9,030	@	Province Healthcare Co.	208,412
5,340	@	Rehabcare Group, Inc.	153,258
11,860	@, L	Sierra Health Services, Inc.	730,102
6,090	@, L	Sunrise Senior Living, Inc.	288,666
5,050	@, L	United Surgical Partners Intl., Inc.	207,353
			4,291,114
		Home Builders: 2.7%
11,710	@, L	Champion Enterprises, Inc.	121,199
3,950		Mdc Holdings, Inc.	314,499
4,710	@	Meritage Homes Corp.	344,913
5,750		Monaco Coach Corp.	102,983
2,030	@, L	NVR, Inc.	1,608,267
1,380		Skyline Corp.	52,923
2,420		Standard-Pacific Corp.	193,600
6,000		Winnebago Industries, Inc.	212,100
			2,950,484
		Home Furnishings: 0.3%
2,873		Bassett Furniture Industries, Inc.	54,731
6,870	L	Ethan Allen Interiors, Inc.	241,411
8,369		Fedders Corp.	25,777
			321,919
		Household Products/Wares: 0.6%
13,625	@	Fossil, Inc.	351,525
4,940		Harland John H. Co.	181,298
3,740	L	Russ Berrie & Co., Inc.	85,122
2,660		WD-40 Co.	87,142
			705,087

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.9%
1,820	@	Enesco Group, Inc.	$14,888
1,940		Libbey, Inc.	46,405
1,200		National Presto Industries, Inc.	50,232
10,500		Toro Co.	910,454
			1,021,979
		Insurance: 3.8%
9,782		Delphi Financial Group, Inc.	436,082
6,010		Hilb Rogal & Hamilton Co.	206,203
9,420		Landamerica Financial Group, Inc.	515,651
7,072	@, L	Philadelphia Consolidated Holding Co.	537,331
6,132		Presidential Life Corp.	95,107
9,190	@	Proassurance Corp.	372,195
4,330		RLI Corp.	187,489
263	@	SCPIE Holdings, Inc.	2,885
13,928		Selective Insurance Group, Inc.	640,826
3,502		Stewart Information Services Corp.	140,045
22,600		UICI	619,692
9,550	L	Zenith National Insurance Corp.	483,517
			4,237,023
		Internet: 1.4%
6,460	@, L	Digital Insight Corp.	103,683
9,290	@	Internet Security Systems, Inc.	186,543
4,390	@, L	j2 Global Communications, Inc.	168,181
6,400	@, L	Napster Inc	46,592
6,800	@	PC-Tel, Inc.	51,340
12,020	@	Verity, Inc.	142,437
8,990	@, L	Webex Communications, Inc.	210,096
11,480	@, L	Websense, Inc.	687,078
			1,595,950
		Iron/Steel: 0.9%
4,140		Carpenter Technology Corp.	279,947
3,690	L	Cleveland-Cliffs, Inc.	296,491
1,820	@	Material Sciences Corp.	28,119
6,300		Reliance Steel & Aluminum Co.	287,910
4,240	L	Ryerson Tull, Inc.	60,844
			953,311
		Leisure Time: 1.2%
8,953		Arctic Cat, Inc.	242,626
3,410	@	K2, Inc.	48,865
6,150	L	Nautilus Group, Inc.	136,284
1,620	@	Pegasus Solutions, Inc.	19,310
12,480		Polaris Industries, Inc.	870,980
			1,318,065
		Lodging: 0.5%
6,500	@	Aztar Corp.	193,115
13,867		Marcus Corp.	323,378
			516,493
		Machinery-Construction and Mining: 0.3%
6,054	@	Astec Industries, Inc.	112,302
8,200		JLG Industries, Inc.	175,480
			287,782
		Machinery-Diversified: 1.6%
5,900		Albany Intl. Corp.	190,275
8,710		Applied Industrial Technologies, Inc.	246,667

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

8,060		Cognex Corp.	$223,262
3,680	@	Gardner Denver, Inc.	151,285
6,667	@	Gerber Scientific, Inc.	42,735
8,830	L	IDEX Corp.	348,785
5,250		Manitowoc Co.	216,300
1,913		Robbins & Myers, Inc.	45,912
5,250		Stewart & Stevenson Services, Inc.	112,455
4,683		Thomas Industries, Inc.	187,695
			1,765,371
		Media: 0.1%
2,780	@, L	4Kids Entertainment, Inc.	54,321
4,300		Thomas Nelson, Inc.	94,170
			148,491
		Metal Fabricate/Hardware: 2.1%
2,730	@	AM Castle & Co.	42,697
4,370		Commercial Metals Co.	152,076
13,730		Kaydon Corp.	431,121
4,988		Lawson Products, Inc.	232,142
7,510	@, L	Maverick Tube Corp.	267,056
11,650		Mueller Industries, Inc.	366,742
4,535	L	Quanex Corp.	266,885
16,410	L	Timken Co.	464,402
4,468		Valmont Industries, Inc.	112,594
4,690	@	Wolverine Tube, Inc.	46,666
			2,382,381
		Mining: 0.4%
1,890	L	AMCOL Intl. Corp.	41,864
3,380	@	Brush Engineered Materials, Inc.	68,851
5,630	@, L	Century Aluminum Co.	183,030
4,240	@, L	RTI Intl. Metals, Inc.	114,904
			408,649
		Miscellaneous Manufacturing: 2.4%
3,190		Acuity Brands, Inc.	88,204
5,420		AO Smith Corp.	142,438
15,650	L	AptarGroup, Inc.	807,852
4,100		Barnes Group, Inc.	109,388
4,545	@, L	Ceradyne, Inc.	136,805
4,990		Clarcor, Inc.	275,797
2,990	@	Cuno, Inc.	168,038
5,030	@, L	Griffon Corp.	115,690
1,530	@	Lydall, Inc.	17,366
1,100	@, I, X	MascoTech, Inc.	—
5,692		Myers Industries, Inc.	74,281
7,960		Roper Industries, Inc.	514,215
2,187		Standex Intl. Corp.	63,226
5,060		Sturm Ruger & Co., Inc.	40,025
6,610		Tredegar Corp.	114,353
			2,667,678
		Office Furnishings: 0.1%
8,330	@	Interface, Inc.	69,389
			69,389
		Office/Business Equipment: 0.1%
4,424	@, L	Global Imaging Systems, Inc.	157,229
			157,229

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 4.0%
3,280	@, L	Atwood Oceanics, Inc.	$225,500
6,610		Cabot Oil & Gas Corp.	370,094
12,710	@, L	Cimarex Energy Co.	516,916
8,730		Frontier Oil Corp.	279,884
13,356		Patina Oil & Gas Corp.	537,712
8,570	@	Petroleum Development Corp.	375,709
12,520	@	Remington Oil & Gas Corp.	417,166
7,370	@	Southwestern Energy Co.	449,570
6,770	@	Spinnaker Exploration Co.	242,772
5,510	L	St. Mary Land & Exploration Co.	280,349
8,800	@	Stone Energy Corp.	442,024
5,350	@	Swift Energy Co.	145,467
3,650	@, L	Unit Corp.	167,097
			4,450,260
		Oil and Gas Services: 1.7%
7,210	@	Cal Dive Intl., Inc.	366,124
3,180		Carbo Ceramics, Inc.	235,256
3,020	@	Dril-Quip, Inc.	93,620
4,200	@	Hydril Co.	252,294
4,900	@, L	Lone Star Technologies, Inc.	222,019
4,520	@	Oceaneering Intl., Inc.	180,348
3,250	@, L	Seacor Smit, Inc.	204,588
6,290	@, L	Veritas DGC, Inc.	170,585
5,400	@	W-H Energy Services, Inc.	142,560
			1,867,394
		Packaging and Containers: 0.1%
3,110		Chesapeake Corp.	66,710
			66,710
		Pharmaceuticals: 1.8%
8,245	@, L	Accredo Health, Inc.	351,402
25,294	L	Alpharma, Inc.	331,857
2,730	@, L	Bradley Pharmaceuticals, Inc.	26,618
6,650	@, L	Connetics Corp.	164,588
16,260	L	Medicis Pharmaceutical Corp.	561,620
6,800		Natures Sunshine Prods, Inc.	131,036
6,417	@, L	NBTY, Inc.	162,286
4,660	@, L	Noven Pharmaceuticals, Inc.	76,983
7,480	@	Priority Healthcare Corp.	171,142
7,270	@	Theragenics Corp.	24,282
			2,001,814
		Real Estate Investment Trusts: 2.4%
7,820	L	Capital Automotive	260,406
2,050	L	Colonial Properties Trust	74,600
9,090		Commercial Net Lease Realty	171,528
4,590		Entertainment Properties Trust	188,190
4,240		Essex Property Trust, Inc.	305,619
2,170		Gables Residential Trust	76,341
2,450		Glenborough Realty Trust, Inc.	48,339
5,190		Kilroy Realty Corp.	219,070
3,630	L	Lexington Corporate Properties Trust	79,933
20,600	L	New Century Financial Corp.	1,044,831
2,310		Parkway Properties, Inc.	108,639
1,180	L	Sovran Self Storage, Inc.	48,297
			2,625,793
		Retail: 7.7%
3,040		Brown Shoe Co., Inc.	101,536
7,350		Burlington Coat Factory Warehouse Corp.	206,094
9,080		Casey’s General Stores, Inc.	163,803

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

4,830		Cash America Intl., Inc.	$140,118
9,040		Cato Corp.	268,850
7,055	@	CEC Entertainment, Inc.	273,029
4,540	@	Childrens Place Retail Stores, Inc.	181,555
6,740		Christopher & Banks Corp.	111,008
5,740	@, L	Dress Barn, Inc.	108,314
4,633	@, L	Electronics Boutique Holdings Corp.	175,266
15,150	@	GameStop Corp.	296,334
4,190	@, L	Genesco, Inc.	123,479
6,610		Goody’s Family Clothing, Inc.	62,068
4,000	@	Group 1 Automotive, Inc.	110,600
5,050	@	Guitar Center, Inc.	305,929
4,230		Haverty Furniture Cos., Inc.	68,526
4,140	@	Hibbett Sporting Goods, Inc.	115,340
4,080		Ihop Corp.	192,086
3,290	@, L	Insight Enterprises, Inc.	58,562
4,060	@	J Jill Group, Inc.	58,667
11,560	@, L	Jack in The Box, Inc.	415,003
6,139	@	Jo-Ann Stores, Inc.	184,538
5,550	L	Landry’s Restaurants, Inc.	160,673
8,230	@, L	Linens ‘N Things, Inc.	221,305
4,380		Lone Star Steakhouse & Saloon, Inc.	116,508
7,170		Longs Drug Stores Corp.	195,239
11,270	@, L	Men’s Wearhouse, Inc.	396,366
5,700		Movie Gallery, Inc.	130,188
3,160	@, L	O’Charleys, Inc.	66,739
5,900	@, L	Panera Bread Co.	315,414
2,500	@, L	Papa John’s Intl., Inc.	85,975
4,750	@, L	PF Chang’s China Bistro, Inc.	260,348
5,995	@	Rare Hospitality Intl., Inc.	175,414
7,030	@	Ryan’s Restaurant Group, Inc.	94,483
4,030	@	School Specialty, Inc.	151,931
6,610	@, L	Select Comfort Corp.	136,166
5,390	@	Shopko Stores, Inc.	94,379
7,470		Sonic Automotive, Inc.	165,759
11,108	@	Sonic Corp.	374,229
3,280	@	Stage Stores, Inc.	126,477
4,730	@	Steak N Shake Co.	90,485
19,950	@	Stein Mart, Inc.	415,159
4,210	@	TBC Corp.	126,005
17,050	@	Too, Inc.	452,847
2,750	@	Tractor Supply Co.	117,123
10,776		Triarc Cos.	161,640
9,150	@	Zale Corp.	272,213
			8,623,770
		Savings and Loans: 1.5%
4,007		Anchor Bancorp Wisconsin, Inc.	110,152
10,250		BankAtlantic Bancorp, Inc.	184,603
8,948	@, L	BankUnited Financial Corp.	253,228
7,030		Commercial Federal Corp.	192,130
2,800		Dime Community Bancshares, Inc.	43,708
4,950		Downey Financial Corp.	310,117
2,950	@, L	FirstFed Financial Corp.	150,745
6,530		MAF Bancorp, Inc.	284,643
3,730	@	Sterling Financial Corp.	142,188
			1,671,514
		Semiconductors: 2.0%
5,300	@	Actel Corp.	90,418
6,610	@	Alliance Semiconductor Corp.	17,781
6,160	@, L	ATMI, Inc.	167,675
18,780	@	Axcelis Technologies, Inc.	161,508
8,050	@	Brooks Automation, Inc.	145,786
3,850		Cohu, Inc.	70,186
13,455	@	DSP Group, Inc.	338,729

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,320	@	Dupont Photomasks, Inc.	$34,769
8,340	@, L	Exar Corp.	117,844
5,010	L	Helix Technology Corp.	86,272
9,680	@, L	Kulicke & Soffa Industries, Inc.	62,726
10,700	@, L	Microsemi Corp.	173,982
4,670	@, L	Pericom Semiconductor Corp.	41,423
6,560	@, L	Photronics, Inc.	121,885
2,300	@, L	Power Integrations, Inc.	48,852
11,210	@, L	Skyworks Solutions, Inc.	81,385
3,660	@	Standard Microsystems Corp.	64,160
4,220	@	Supertex, Inc.	81,741
6,640	@	Varian Semiconductor Equipment Associates, Inc.	264,537
2,680	@, L	Veeco Instruments, Inc.	40,093
			2,211,752
		Software: 4.8%
8,250	@	Altiris, Inc.	241,148
14,860	@	Ansys, Inc.	534,365
6,270	@, L	Avid Technology, Inc.	419,463
9,517	@	Captaris, Inc.	46,253
6,860	@, L	Cerner Corp.	357,406
4,780	@	Concord Communications, Inc.	49,282
7,000	@	Dendrite Intl., Inc.	107,520
10,500	@	Digi Intl., Inc.	158,550
16,150	@	eFunds Corp.	359,176
2,320	@, L	EPIQ Systems, Inc.	29,464
7,190	@, L	Filenet Corp.	168,390
7,290		Global Payments, Inc.	404,741
12,630	@	Hyperion Solutions Corp.	637,561
11,690	L	Inter-Tel, Inc.	321,358
5,440	@, L	JDA Software Group, Inc.	73,059
6,560	@	Mantech Intl. Corp.	161,901
6,800	@	Mapinfo Corp.	89,284
5,060	@	MRO Software, Inc.	68,361
2,740		NDCHealth Corp.	42,497
12,880	@	Phoenix Technologies Ltd.	128,285
5,950	@	Pinnacle Systems, Inc.	25,466
18,730	@	Progress Software Corp.	433,600
7,700	@, L	Serena Software, Inc.	177,870
3,030	@	SPSS, Inc.	58,782
7,320	@, L	THQ, Inc.	200,129
			5,293,911
		Telecommunications: 1.2%
20,312	@	Adaptec, Inc.	110,497
5,690	@	Aeroflex, Inc.	57,810
7,120	@, L	Anixter Intl., Inc.	267,285
2,370		Applied Signal Technology, Inc.	55,292
3,560		Black Box Corp.	138,662
780	@, L	Boston Communications Group, Inc.	5,881
9,270	@	C-COR.net Corp.	70,267
7,270	@, L	Commonwealth Telephone Enterprises, Inc.	346,052
2,500	@	General Communication, Inc.	23,325
3,680	@	Intrado, Inc.	46,074
5,560	@	Network Equipment Technologies, Inc.	39,810
8,780	@	Symmetricom, Inc.	93,068
2,170	@	Tollgrade Communications, Inc.	19,443
2,040	@	Viasat, Inc.	40,555
			1,314,021
		Textiles: 0.2%
1,580		Angelica Corp.	46,721
4,243		G&K Services, Inc.	182,067
			228,788

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Toys/Games/Hobbies: 0.3%
6,430	@	Department 56, Inc.	$106,224
12,510	@, L	Jakks Pacific, Inc.	247,322
			353,546
		Transportation: 3.3%
4,540		Arkansas Best Corp.	196,219
16,410	@	EGL, Inc.	521,017
4,040	@	Forward Air Corp.	178,891
13,480		Heartland Express, Inc.	277,823
11,590	@, L	Kansas City Southern	227,396
5,050	@	Kirby Corp.	223,463
9,675		Knight Transportation, Inc.	255,517
11,100	@	Landstar System, Inc.	389,388
10,500	@	Offshore Logistics, Inc.	345,555
5,450		USF Corp.	260,510
14,410	@, L	Yellow Roadway Corp.	832,177
			3,707,956
		Total Common Stock
		(Cost $84,852,640)	110,113,041

Principal Amount			Value

WARRANTS: 0.0%
		Distribution/Wholesale: 0.0%
$148	@, X	Timco Aviation Services	$—
		Total Warrants
		(Cost $16)	—

CORPORATE BONDS/NOTES: 0.0%
		Distribution/Wholesale: 0.0%
138	@, X	Timco Aviation Services, 8.000%, due 12/31/07	—
		Total Corporate Bonds/Notes
		(Cost $-)	—
		Total Long-Term Investments
		(Cost $84,852,656)	110,113,041
SHORT-TERM INVESTMENTS: 20.4%
		Repurchase Agreement: 0.5%
514,000		Morgan Stanley Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $514,037 to be received upon repurchase (Collateralized by $540,000 Federal National Mortgage Association, 2.300%, Market Value plus accrued interest $529,384, due 12/26/06)	514,000
		Total Repurchase Agreement
		(Cost $514,000)	514,000
		Securities Lending Collateralcc: 19.9%
22,092,735		The Bank of New York Institutional Cash Reserves Fund	22,092,735
		Total Securities Lending Collateral
		(Cost $22,092,735)	22,092,735
		Total Short-Term Investments
		(Cost $22,606,735)	22,606,735

PORTFOLIO OF INVESTMENTS

ING Index Plus SmallCap Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

		Total Investments In Securities
		(Cost $107,459,391)*	119.7%	$132,719,776
		Other Assets and Liabilities-Net	(19.7)	(21,869,178)
		Net Assets	100.0%	$110,850,598
	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $108,684,083.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$25,233,536
		Gross Unrealized Depreciation		(1,197,843)
		Net Unrealized Appreciation		$24,035,693

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.  The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at the time of purchase.

Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
MasoTech, Inc.	1,100	11/29/00	—	—	0.0%

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 69.8%
		Advertising: 0.0%
1,215		Catalina Marketing Corp.	$32,744
			32,744
		Aerospace/Defense: 1.2%
130	@, L	Armor Holdings, Inc.	5,190
14,500	@@	BAE Systems PLC	71,376
3,750		Boeing Co.	206,138
385	@	DRS Technologies, Inc.	15,904
365		EDO Corp.	11,607
6,600		Lockheed Martin Corp.	390,851
350	@	Moog, Inc.	15,610
4,263		Northrop Grumman Corp.	225,513
455	@	Teledyne Technologies, Inc.	13,914
2,200		United Technologies Corp.	219,736
			1,175,839
		Agriculture: 0.9%
9,250		Altria Group, Inc.	607,262
904	L	Dimon, Inc.	5,858
4,400	@@	Swedish Match AB	52,193
4,009		UST, Inc.	219,092
			884,405
		Airlines: 0.1%
725	@, L	Alaska Air Group, Inc.	20,561
8,400	@, @@	British Airways PLC	43,166
			63,727
		Apparel: 0.9%
260	@	Ashworth, Inc.	2,868
4,450	@	Coach, Inc.	247,109
475		K-Swiss, Inc.	14,725
4,300		Nike, Inc.	373,884
215	@	Quiksilver, Inc.	6,792
735		Stride Rite Corp.	9,555
605	@, L	Timberland Co.	42,132
2,600		VF Corp.	155,376
740		Wolverine World Wide, Inc.	16,465
			868,906
		Auto Manufacturers: 0.8%
29,650		Ford Motor Co.	375,073
18,000	@, @@	Isuzu Motors Ltd.	51,711
140	L	Oshkosh Truck Corp.	10,451
3,850		PACCAR, Inc.	289,751
800	@@	Peugeot SA	52,455
			779,441
		Auto Parts and Equipment: 0.0%
835		Modine Manufacturing Co.	27,179
			27,179

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 5.4%
1,260	@@	Alpha Bank AE	$48,491
1,695		Associated Banc-Corp.	54,342
400	@@, L	Banco Itau Holding Financeira SA ADR	34,664
1,000	@@	Banco Popular Espanol SA	69,342
6,900	@@	Banco Santander Central Hispano SA	85,426
30,200		Bank of America Corp.	1,408,829
3,900	@@	Bank of Ireland	65,317
2,150		Colonial Bancgroup, Inc.	43,796
3,800		Comerica, Inc.	216,904
390	L	Commerce Bancorp, Inc.	23,899
2,400	@@	Credit Agricole SA	71,258
5,000	@@	DBS Group Holdings Ltd.	45,731
4,800	@@	Depfa Bank PLC	78,722
200		East-West Bancorp, Inc.	7,192
735	@@	First Bancorp Puerto Rico	34,589
2,300	@@	Fortis	64,835
820	L	Fremont General Corp.	20,615
10,900	@@	HSBC Holdings PLC	182,116
8,300		KeyCorp.	273,900
700	@@, L	Kookmin Bank ADR	32,263
11	@@	Mitsubishi Tokyo Financial Group, Inc.	101,027
10,918		National City Corp.	390,537
7,500	@@	Nordea AB	79,094
1,000		Republic Bancorp, Inc.	14,550
4,307	@@	Royal Bank of Scotland Group PLC	147,690
265		South Financial Group, Inc.	8,136
1,800	@@	St. George Bank Ltd.	34,897
11,000	@@	Sumitomo Trust & Banking Co. Ltd.	75,836
7,900		U.S. Bancorp	235,025
1,460	@@	UBS AG	127,102
170		UCBH Holdings, Inc.	7,036
12,700	@@	UniCredito Italiano S.p.A.	74,185
15,200		Wachovia Corp.	805,751
7,600		Wells Fargo & Co.	451,288
160		Whitney Holding Corp.	7,088
			5,421,473
		Beverages: 0.9%
1,440	@@	Coca Cola Hellenic Bottling Co. SA	39,143
10,600		Coca-Cola Co.	453,680
650		Molson Coors Brewing Co.	45,195
7,450		PepsiCo, Inc.	401,257
			939,275
		Biotechnology: 0.4%
5,500	@	Amgen, Inc.	338,855
625	@	Arqule, Inc.	3,125
880	@, L	Charles River Laboratories Intl., Inc.	40,568
			382,548
		Building Materials: 0.1%
155		Florida Rock Industries, Inc.	9,946
600	@@	Lafarge SA	62,594
250		Martin Marietta Materials, Inc.	14,420
180	L	Simpson Manufacturing Co., Inc.	6,215
250		Texas Industries, Inc.	16,675
			109,850
		Chemicals: 1.2%
395		Arch Chemicals, Inc.	11,289
4,300		Dow Chemical Co.	237,145
700	@@	DSM NV	49,825
4,550		E.I. du Pont EI de Nemours & Co.	242,514
760	@, L	FMC Corp.	37,514

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

355		Georgia Gulf Corp.	$18,748
2,665	L	Lyondell Chemical Co.	90,210
23,000	@@	Mitsubishi Chemical Corp.	78,058
395	@	OM Group, Inc.	12,593
725	@	Omnova Solutions, Inc.	3,415
1,355	@	PolyOne Corp.	12,331
3,850		PPG Industries, Inc.	277,007
700	@@, #	Reliance Industries Ltd. GDR	18,326
3,100		Sherwin-Williams Co.	137,330
			1,226,305
		Coal: 0.0%
270		Massey Energy Co.	11,767
340		Peabody Energy Corp.	33,014
			44,781
		Commercial Services: 1.0%
1,710		Adesa, Inc.	38,595
490	@	Administaff, Inc.	6,566
1,165	@	Alliance Data Systems Corp.	45,959
450	@, W	ChoicePoint, Inc.	18,135
250	@	Consolidated Graphics, Inc.	13,013
3,000	@@	Dai Nippon Printing Co., Ltd.	50,670
1,264	@	Education Management Corp.	37,060
3,300		Equifax, Inc.	100,287
3,850		H&R Block, Inc.	205,205
345	@, L	Heidrick & Struggles Intl., Inc.	11,778
955	@	Korn/Ferry Intl.	18,317
760	@, L	Labor Ready, Inc.	14,273
450		Manpower, Inc.	19,665
6,950		McKesson Corp.	259,513
465	@	Parexel Intl. Corp.	10,425
215	@	Pharmaceutical Product Development, Inc.	9,170
290		Pre-Paid Legal Services, Inc.	10,150
17,300	@@	Rentokil Initial PLC	52,645
1,600	@, L	Sotheby’s Holdings	28,512
1,025	@, L	Valassis Communications, Inc.	38,345
175	@, L	Vertrue, Inc.	6,806
			995,089
		Computers: 4.2%
635	L	Agilysys, Inc.	11,976
11,000	@	Apple Computer, Inc.	493,460
260	@	Brooktrout, Inc.	3,357
365	@	CACI Intl., Inc.	19,695
305	@	Catapult Communications Corp.	7,320
670	@	Cognizant Technology Solutions Corp.	31,644
21,900	@	Dell, Inc.	877,971
360		Diebold, Inc.	19,213
410	@	DST Systems, Inc.	19,471
33,800	@	EMC Corp.	427,908
187		FactSet Research Systems, Inc.	6,169
9,000	@@	Fujitsu Ltd.	59,190
13,700		Hewlett-Packard Co.	284,960
13,100		International Business Machines Corp.	1,212,799
1,725	L	Jack Henry Associates, Inc.	34,241
120	@, L	Kronos, Inc.	6,701
475	@	Micros Systems, Inc.	15,404
345		MTS Systems Corp.	10,419
8,550	@	Network Appliance, Inc.	256,586
1,275		Reynolds & Reynolds Co.	35,279
825	@, L	SanDisk Corp.	22,176
1,535	@, L	Storage Technology Corp.	48,813
68,450	@, L	Sun Microsystems, Inc.	288,859
			4,193,611

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 1.7%
11,300		Gillette Co.	$567,825
20,800		Procter & Gamble Co.	1,104,272
			1,672,097
		Distribution/Wholesale: 0.3%
420		CDW Corp.	24,137
260		Hughes Supply, Inc.	7,969
545		Owens & Minor, Inc.	15,211
197		SCP Pool Corp.	6,706
6,000	@@	Sumitomo Corp.	54,477
1,005	@	Tech Data Corp.	41,195
130	@, L	United Stationers, Inc.	5,717
2,100		W.W. Grainger, Inc.	131,839
			287,251
		Diversified Financial Services: 3.9%
5,650		American Express Co.	305,948
2,145	@	AmeriCredit Corp.	50,536
2,650		Bear Stearns Cos., Inc.	263,675
4,750		CIT Group, Inc.	191,663
23,400		Citigroup, Inc.	1,116,647
10,050		Countrywide Financial Corp.	349,238
1,800	@@	Credit Saison Co. Ltd.	64,015
7,850	@	E*TRADE Financial Corp.	104,170
4,200		Fannie Mae	245,532
8,300		Freddie Mac	514,599
497		Legg Mason, Inc.	40,078
4,200		Merrill Lynch & Co., Inc.	246,036
4,900		Morgan Stanley	276,703
6,100	@, W, L	Providian Financial Corp.	104,615
1,265		Raymond James Financial, Inc.	38,532
355	L	SWS Group, Inc.	6,411
			3,918,398
		Electric: 2.0%
15,450	@	AES Corp.	258,633
2,400	@@	Chubu Electric Power Co., Inc.	57,512
4,050		Constellation Energy Group, Inc.	208,454
1,880		DPL, Inc.	47,902
14,250		Duke Energy Corp.	384,607
1,100	@@	E.ON AG	99,177
23,500	@@	Electricidade de Portugal SA	69,069
8,900	@@	Enel S.p.A.	85,834
2,010	L	Energy East Corp.	51,697
3,000		Exelon Corp.	136,080
2,200	@@	Kyushu Electric Power Co., Inc.	47,796
565	W	Scana Corp.	21,493
3,400	L	Southern Co.	109,208
4,500		TXU Corp.	343,125
1,590		Westar Energy, Inc.	36,538
585		Wisconsin Energy Corp.	20,311
			1,977,436
		Electrical Components and Equipment: 0.2%
956	@	Energizer Holdings, Inc.	56,624
130	@@	Samsung Electronics Co. Ltd. GDR	33,567
5,000	@@	Sumitomo Electric Industries Ltd.	55,261
18,000	@@	Toshiba Corp.	79,179
			224,631

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 0.4%
595		Brady Corp.	$20,599
260	@	Dionex Corp.	14,966
260	@, L	FLIR Systems, Inc.	8,125
2,900	@@	Koninklijke Philips Electronics NV	80,546
565	@	Paxar Corp.	13,238
3,350		PerkinElmer, Inc.	74,303
3,250	@	Thermo Electron Corp.	89,245
1,185	@	Thomas & Betts Corp.	36,830
200	@, L	Trimble Navigation Ltd.	7,204
705	@, L	Varian, Inc.	30,068
180		Woodward Governor Co.	13,174
			388,298
		Engineering and Construction: 0.1%
270	@, L	Emcor Group, Inc.	13,022
14,000	@@	Taisei Corp.	51,919
			64,941
		Entertainment: 0.1%
365	@	Argosy Gaming Co.	16,852
845		International Speedway Corp.	45,039
3,900	@@	TABCorp. Holdings Ltd.	53,561
			115,452
		Environmental Control: 0.0%
750		Republic Services, Inc.	23,783
180	@, L	Waste Connections, Inc.	6,134
			29,917
		Food: 1.2%
13,300		Archer-Daniels-Midland Co.	320,530
725		Corn Products Intl., Inc.	20,278
100		Flowers Foods, Inc.	3,000
1,849		Hormel Foods Corp.	57,596
7,550		Kellogg Co.	332,201
6,200	@, @@	Koninklijke Ahold NV	56,117
230		Nash Finch Co.	9,110
375	@	Ralcorp Holdings, Inc.	17,456
1,870		Tyson Foods, Inc.	31,827
8,300	@@	Unilever PLC	79,591
310		Whole Foods Market, Inc.	31,874
4,412		Wm. Wrigley Jr. Co.	293,663
			1,253,243
		Forest Products and Paper: 0.2%
1,576		MeadWestvaco Corp.	49,423
11	@@	Nippon Paper Group, Inc.	53,924
325		Pope & Talbot, Inc.	5,265
705		Potlatch Corp.	32,536
819		Wausau-Mosinee Paper Corp.	12,351
			153,499
		Gas: 0.3%
505		Atmos Energy Corp.	13,923
245		Energen Corp.	15,803
5,000	L	Sempra Energy	199,999
925		UGI Corp.	41,394
1,044	L	WGL Holdings, Inc.	32,051
			303,170

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Hand/Machine Tools: 0.1%
1,800		Black & Decker Corp.	$149,256
			149,256
		Healthcare-Products: 2.4%
4,850		Becton Dickinson & Co.	290,369
170		Cooper Cos., Inc.	14,000
1,610	@	Cytyc Corp.	36,708
277		Datascope Corp.	9,745
965		Dentsply Intl., Inc.	53,046
900	@@	Fresenius Medical Care AG	80,475
375	@	Haemonetics Corp.	15,555
808		Hillenbrand Industries, Inc.	45,579
130	@	Idexx Laboratories, Inc.	7,209
550	@	Immucor, Inc.	16,338
21,650		Johnson & Johnson	1,420,239
5,450		Medtronic, Inc.	284,054
625	@, L	Patterson Cos., Inc.	31,013
130	@	ResMed, Inc.	7,664
365	@	Respironics, Inc.	21,079
510	@	Sola Intl., Inc.	14,188
1,880	@	Varian Medical Systems, Inc.	67,548
239		Vital Signs, Inc.	9,818
			2,424,627
		Healthcare-Services: 1.9%
2,500		Aetna, Inc.	365,050
305	@	Amedisys, Inc.	9,742
515	@	AMERIGROUP Corp.	20,528
515	@	Centene Corp.	17,180
920	@, W	Covance, Inc.	40,213
1,110	@	Coventry Health Care, Inc.	70,041
435	@	Gentiva Health Services, Inc.	7,325
3,800	@	Humana, Inc.	126,426
1,215	@	Lincare Holdings, Inc.	49,305
925	@, L	PacifiCare Health Systems, Inc.	58,719
260	@	Pediatrix Medical Group, Inc.	17,818
325	@	RehabCare Group, Inc.	9,328
325	@	Sierra Health Services, Inc.	20,007
7,000		UnitedHealth Group, Inc.	638,120
3,850	@	WellPoint, Inc.	469,931
			1,919,733
		Holding Companies-Diversified: 0.0%
17,000	@@	Citic Pacific Ltd.	49,291
			49,291
		Home Builders: 0.1%
1,155		DR Horton, Inc.	50,542
100	@	Meritage Homes Corp.	7,323
50	@, L	NVR, Inc.	39,613
			97,478
		Home Furnishings: 0.2%
629		Fedders Corp.	1,937
695		Harman Intl. Industries, Inc.	77,958
6,000	@@	Matsushita Electric Industrial Co., Ltd.	89,952
			169,847
		Household Products/Wares: 0.1%
1,405		American Greetings Corp.	34,605
1,145		Church & Dwight, Inc.	40,499
270	@	Fossil, Inc.	6,966
			82,070

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
240		Toro Co.	$20,810
			20,810
		Insurance: 3.9%
4,764	@@	AEGON NV	68,762
1,300		American Financial Group, Inc.	39,637
11,750		American Intl. Group, Inc.	784,899
3,950		Chubb Corp.	312,485
2,950		CIGNA Corp.	267,860
380		Delphi Financial Group, Inc.	16,940
280	@@	Everest Re Group Ltd.	24,324
870		Fidelity National Financial, Inc.	38,489
260		LandAmerica Financial Group, Inc.	14,232
34,600	@@	Legal & General Group PLC	78,421
705	L	Leucadia National Corp.	23,625
4,150		Lincoln National Corp.	194,428
4,048		Loews Corp.	288,541
10,750		MetLife, Inc.	441,179
312	L	MGIC Investment Corp.	19,575
6,000	@@	Mitsui Sumitomo Insurance Co. Ltd.	53,615
1,375	@	Ohio Casualty Corp.	33,179
1,660		PMI Group, Inc.	66,815
3,892		Principal Financial Group, Inc.	151,866
385	@	ProAssurance Corp.	15,593
7,600		Prudential Financial, Inc.	433,199
5,500	@@	QBE Insurance Group Ltd.	66,557
1,215		Radian Group, Inc.	58,721
2,800		Safeco Corp.	133,532
360		Selective Insurance Group, Inc.	16,564
10,500	@@	Skandia Forsakrings AB	56,293
490	L	StanCorp Financial Group, Inc.	42,674
305		Stewart Information Services Corp.	12,197
600	@@	Swiss Reinsurance Co.	44,176
560		UICI	15,355
1,165		W.R. Berkley Corp.	59,834
290	L	Zenith National Insurance Corp.	14,683
366	@, @@	Zurich Financial Services AG	67,574
			3,955,824
		Internet: 0.8%
5,900	@	eBay, Inc.	252,756
2,210	@	McAfee, Inc.	51,117
375	@	PC-Tel, Inc.	2,831
14,150	@	Symantec Corp.	311,441
725	@	Verity, Inc.	8,591
290	@, L	Websense, Inc.	17,357
6,250	@	Yahoo!, Inc.	201,688
			845,781
		Iron/Steel: 0.1%
2,600	@@	Arcelor	64,604
2,600	@@	JFE Holdings, Inc.	80,234
			144,838
		Leisure Time: 0.2%
385		Arctic Cat, Inc.	10,434
2,800		Carnival Corp.	152,264
565	L	Nautilus Group, Inc.	12,520
390	L	Polaris Industries, Inc.	27,218
			202,436

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.4%
1,605	@	Caesars Entertainment, Inc.	$32,196
875	@	Mandalay Resort Group	62,011
4,650		Marriott Intl., Inc.	298,066
1,175		Starwood Hotels & Resorts Worldwide, Inc.	67,257
			459,530
		Machinery-Diversified: 0.4%
445		Albany Intl. Corp.	14,351
455		Applied Industrial Technologies, Inc.	12,886
180		Cognex Corp.	4,986
950		Cummins, Inc.	69,740
435	@	Gerber Scientific, Inc.	2,788
1,165		Graco, Inc.	45,039
190	L	IDEX Corp.	7,505
4,200		Rockwell Automation, Inc.	261,029
357	@	Zebra Technologies Corp.	17,804
			436,128
		Media: 1.8%
10,050	@	Comcast Corp.	327,128
3,400		McGraw-Hill Cos., Inc.	312,290
4,000	@@	Mediaset S.p.A.	56,402
11,250		News Corp.	187,200
6,400	@@	Reed Elsevier PLC	65,147
260		Thomas Nelson, Inc.	5,694
20,750	@	Time Warner, Inc.	357,522
7,300		Viacom, Inc.	254,770
8,800		Walt Disney Co.	245,872
45		Washington Post Co.	40,410
			1,852,435
		Metal Fabricate/Hardware: 0.1%
210		Commercial Metals Co.	7,308
420		Kaydon Corp.	13,188
170		Lawson Products, Inc.	7,912
480		Mueller Industries, Inc.	15,110
330		Precision Castparts Corp.	24,836
345	L	Timken Co.	9,764
			78,118
		Mining: 0.4%
2,400	@@	Phelps Dodge Corp.	59,886
5,100	@@	Anglo American PLC	78,156
2,300		BHP Billiton Ltd.	244,835
385	@	RTI Intl. Metals, Inc.	10,434
			393,311
		Miscellaneous Manufacturing: 3.2%
8,150		3M Co.	684,111
375		AptarGroup, Inc.	19,358
1,385		Donaldson Co., Inc.	44,168
47,550		General Electric Co.	1,673,759
3,800		Honeywell Intl., Inc.	144,286
735		Lancaster Colony Corp.	31,318
1,300		Pentair, Inc.	53,872
160		Roper Industries, Inc.	10,336
745		Teleflex, Inc.	37,518
2,716		Textron, Inc.	210,083
8,800	@@	Tyco Intl. Ltd.	294,624
			3,203,433

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 6.7%
1,850	L	Amerada Hess Corp.	$185,740
4,500		Anadarko Petroleum Corp.	345,870
17,130	@@	BP PLC	185,378
6,500		Burlington Resources, Inc.	322,595
16,050		ChevronTexaco Corp.	996,383
960	@, L	Cimarex Energy Co.	39,043
6,350		ConocoPhillips	704,152
7,500		Devon Energy Corp.	350,925
37,250		Exxon Mobil Corp.	2,358,297
445		Frontier Oil Corp.	14,267
300	@@	LUKOIL ADR	41,925
960		Murphy Oil Corp.	96,038
845		Noble Energy, Inc.	57,156
500	@@	Norsk Hydro ASA	43,317
270		Patina Oil & Gas Corp.	10,870
290	@	Petroleum Development Corp.	12,714
435	@	Remington Oil & Gas Corp.	14,494
3,800	@@	Repsol YPF SA	103,773
21,100	@@	Shell Transport & Trading Co. PLC	198,623
140	@, L	Southwestern Energy Co.	8,540
375	@	Stone Energy Corp.	18,836
1,650		Sunoco, Inc.	163,515
600	@@	Total SA	142,993
4,550		Valero Energy Corp.	324,142
			6,739,586
		Oil and Gas Services: 0.1%
425	@	Cal Dive Intl., Inc.	21,582
520		Smith Intl., Inc.	33,415
1,445	@	Weatherford Intl. Ltd.	86,136
			141,133
		Packaging and Containers: 0.1%
2,300		Ball Corp.	102,120
625	L	Sonoco Products Co.	18,175
			120,295
		Pharmaceuticals: 3.0%
840		Alpharma, Inc.	11,021
2,550		Amerisourcebergen Corp.	152,745
1,155	@	Barr Laboratories, Inc.	55,140
6,550		Cardinal Health, Inc.	383,503
8,200	@	Caremark Rx, Inc.	313,896
5,150		Eli Lilly & Co.	288,400
210	L	Medicis Pharmaceutical Corp.	7,253
10,000		Merck & Co., Inc.	317,000
600	@@	Merck KGaA	46,279
310		Natures Sunshine Products, Inc.	5,974
260	@, L	NBTY, Inc.	6,575
33,900		Pfizer, Inc.	891,231
1,280	@@	Roche Holding AG	135,283
2,300	@@	Sankyo Co., Ltd.	52,182
1,612	@@	Sanofi-Aventis	128,837
470	@	Sepracor, Inc.	30,301
2,000	@@	Takeda Pharmaceutical Co. Ltd.	96,186
1,200	@@	UCB SA	60,403
			2,982,209
		Pipelines: 0.1%
1,408		National Fuel Gas Co.	39,875
410		Questar Corp.	21,738
			61,613

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Real Estate: 0.1%
6,000	@@	Cheung Kong Holdings Ltd.	$56,856
			56,856
		Real Estate Investment Trusts: 1.8%
6,275		Acadia Realty Trust	99,772
200	@	Alexander’s, Inc.	47,820
975		Alexandria Real Estate Equities, Inc.	65,306
1,151		Archstone-Smith Trust	38,938
825		Avalonbay Communities, Inc.	57,338
1,150		Boston Properties, Inc.	68,770
875		CBL & Associates Properties, Inc.	65,196
1,275	L	CenterPoint Properties Trust	55,794
3,000		Corporate Office Properties Trust SBI MD	79,349
1,760		Developers Diversified Realty Corp.	73,621
1,625		Equity Office Properties Trust	49,026
1,725		Equity Residential	56,597
595		Essex Property Trust, Inc.	42,888
1,975	@, L	FelCor Lodging Trust, Inc.	24,767
1,475		General Growth Properties, Inc.	51,478
919		Gramercy Capital Corp.	20,218
4,950	L	Host Marriott Corp.	79,100
2,955		Innkeepers USA Trust	39,449
775		iStar Financial, Inc.	32,930
1,075		Kimco Realty Corp.	57,093
1,950		LaSalle Hotel Properties	58,773
2,450	@	Meristar Hospitality Corp.	17,983
1,650		National Health Investors, Inc.	42,867
2,625	L	Nationwide Health Properties, Inc.	54,311
475	L	New Century Financial Corp.	24,092
1,725		Newcastle Investment Corp.	53,199
1,750	L	ProLogis	69,580
675		PS Business Parks, Inc.	28,013
1,300	L	Public Storage, Inc.	70,928
825		Rayonier, Inc.	39,600
1,800		Reckson Associates Realty Corp.	54,990
1,175		Regency Centers Corp.	59,925
950		Simon Property Group, Inc.	58,862
1,075		SL Green Realty Corp.	60,609
1,825		United Dominion Realty Trust, Inc.	40,333
			1,839,515

		Retail: 5.6%
1,135		Abercrombie & Fitch Co.	60,950
1,185	@, L	Aeropostale, Inc.	37,802
1,035		American Eagle Outfitters, Inc.	56,025
1,230	@	Barnes & Noble, Inc.	42,017
6,250		Best Buy Co., Inc.	337,625
365		Cato Corp.	10,855
140	@	CEC Entertainment, Inc.	5,418
900	@, L	Chico’s FAS, Inc.	26,505
1,795		Claire’s Stores, Inc.	41,303
7,950		Costco Wholesale Corp.	370,391
3,400		Darden Restaurants, Inc.	91,120
3,800	@@	Enterprise Inns PLC	54,787
715	@	GameStop Corp.	13,985
15,650		Gap, Inc.	333,815
19,950		Home Depot, Inc.	798,398
740	@	J. Jill Group, Inc.	10,693
6,150		J.C. Penney Co., Inc. Holding Co.	273,614
465	@	Jack in The Box, Inc.	16,694

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,400	@ @	Lawson, Inc.	$53,447
3,350		Lowe’s Cos., Inc.	196,913
3,800	@ @	Marui Co. Ltd.	49,947
15,300		McDonald’s Corp.	506,123
475	@	Men’s Wearhouse, Inc.	16,706
1,810		Michaels Stores, Inc.	57,721
1,790	@, L	Payless Shoesource, Inc.	20,979
100	@, L	PF Chang’s China Bistro, Inc.	5,481
230	@	Sonic Corp.	7,749
9,550		Staples, Inc.	301,016
645	@	Stein Mart, Inc.	13,422
4,100		Target Corp.	208,362
495	@	Too, Inc.	13,147
19,050		Wal-Mart Stores, Inc.	983,170
12,400		Walgreen Co.	531,091
2,500		Wendy’s Intl., Inc.	94,625
195	@	Zale Corp.	5,801
			5,647,697
		Savings and Loans: 0.0%
447	@	BankUnited Financial Corp.	12,650
110		Downey Financial Corp.	6,892
			19,542
		Semiconductors: 1.1%
1,415	@, L	Cree, Inc.	33,281
470	@	DSP Group, Inc.	11,832
28,500		Intel Corp.	683,430
1,900	@, L	Lam Research Corp.	59,736
1,015		Microchip Technology, Inc.	27,872
1,900	@	Qlogic Corp.	76,551
3,200	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	29,184
7,600		Texas Instruments, Inc.	201,172
			1,123,058
		Software: 2.8%
4,700		Adobe Systems, Inc.	290,225
842	@	Advent Software, Inc.	14,870
435	@	Altiris, Inc.	12,715
445	@	Ansys, Inc.	16,002
135	@, L	Avid Technology, Inc.	9,032
5,000	@	BMC Software, Inc.	74,750
140	@, L	Cerner Corp.	7,294
9,150	@	Compuware Corp.	61,854
895	@	Digi Intl., Inc.	13,515
955	@	Dun & Bradstreet Corp.	58,694
675	@	eFunds Corp.	15,012
1,100	@, L	FileNet Corp.	25,762
435	@, L	Hyperion Solutions Corp.	21,959
445		Inter-Tel, Inc.	12,233
380	@	MapInfo Corp.	4,989
49,450		Microsoft Corp.	1,245,150
52,100	@	Oracle Corp.	672,611
4,750	@, L	Parametric Technology Corp.	27,313
405	@	Phoenix Technologies Ltd.	4,034
565	@	Progress Software Corp.	13,080
450	@@	SAP AG	73,134
1,405		SEI Investments Co.	51,929
1,850	@	Sybase, Inc.	34,854
885	@	Transaction Systems Architects, Inc.	20,691
1,920	@	Wind River Systems, Inc.	25,843
			2,807,545

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 3.8%
10,100		Alltel Corp.	$577,720
150	@, L	Anixter Intl., Inc.	5,631
290	@, L	Boston Communications Group	2,187
56,750	@	Cisco Systems, Inc.	988,584
135	@, L	Commonwealth Telephone Enterprises, Inc.	6,426
1,425	@, L	Commscope, Inc.	21,575
6,400	@@	Deutsche Telekom AG	133,953
2,800	@, @@	France Telecom SA	84,643
430		Harris Corp.	28,681
3,940	@@	Hellenic Telecommunications Organization SA	76,406
10,700		Motorola, Inc.	167,562
14	@@	Nippon Telegraph & Telephone Corp.	60,958
5,000	@@	Nokia Oyj	80,926
16,000	@@	Oki Electric Industry Co., Ltd.	69,786
2,325	@	Polycom, Inc.	37,642
7,400		QUALCOMM, Inc.	267,214
3,100		Scientific-Atlanta, Inc.	95,790
2,100	@@	TDC A/S	94,445
24,800	@@	Telecom Italia S.p.A.	96,417
3,100	@@	Telekom Austria AG	61,719
1,400	@@	Telekomunikasi Indonesia Tbk PT ADR	26,894
430	L	Telephone & Data Systems, Inc.	37,625
22,550		Verizon Communications, Inc.	811,124
			3,833,908
		Textiles: 0.0%
340	@, L	Mohawk Industries, Inc.	30,512
			30,512
		Toys/Games/Hobbies: 0.1%
240	@	Department 56, Inc.	3,965
3,700		Hasbro, Inc.	78,144
485	@, L	Jakks Pacific, Inc.	9,588
			91,697
		Transportation: 0.8%
420		C.H. Robinson Worldwide, Inc.	23,016
860		CNF, Inc.	39,448
3,800	@@	Deutsche Post AG	91,632
11	@@	East Japan Railway Co.	58,726
600	@	EGL, Inc.	19,050
530	L	Expeditors Intl. Washington, Inc.	29,420
4,350		FedEx Corp.	425,344
325	@	Forward Air Corp.	14,391
282		Heartland Express, Inc.	5,812
465	@	Landstar System, Inc.	16,312
7,000	@@	Mitsui O.S.K. Lines Ltd.	48,075
375	@	Offshore Logistics, Inc.	12,341
695		Overseas Shipholding Group, Inc.	45,258
375	@, L	Yellow Roadway Corp.	21,656
			850,481
		Water: 0.1%
3,600	@@	Severn Trent PLC	63,198
			63,198
		Total Common Stock (Cost $59,293,053)	70,427,297

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.2%
		Banks: 0.2%
12	@, #	DG Funding Trust	$130,950
			130,950
		Diversified Financial Services: 0.0%
1,600	@	National Rural Utilities Cooperative Finance Corp.	39,850
			39,850
		Total Preferred Stock (Cost $170,543)	170,800

Principal Amount			Value

CORPORATE BONDS/NOTES: 5.0%
		Auto Manufacturers: 0.1%
$40,000	L	Ford Motor Co., 7.450%, due 07/16/31	$38,677
23,000	L	General Motors Corp., 8.375%, due 07/15/33	22,653
			61,330
		Banks: 1.5%
30,000	@@, L	Australia & New Zealand Banking Group Ltd., 2.400%, due 10/29/49	26,462
27,000	@@	Banco Bradesco SA/Cayman Islands, 8.750%, due 10/24/13	29,835
45,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA,	44,711
		2.800%, due 12/09/09
34,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	38,749
50,000	@@	Bank of Ireland, 2.770%, due 12/29/49	43,910
20,000	@@	Bank of Nova Scotia, 3.255%, due 08/31/2085	16,633
65,000		BankAmerica Capital II, 8.000%, due 12/15/26	70,952
36,000	@@, #, L	Danske Bank A/S, 5.914%, due 12/29/49	38,095
50,000	@@	Den Norske Bank ASA, 3.250%, due 08/29/49	42,625
46,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	49,441
140,000	@@, C	HSBC Bank PLC, 2.839%, due 06/29/49	122,785
70,000	@@	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	62,865
80,000	@@	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	69,441
73,000	#	M&T Bank Corp., 3.850%, due 04/01/13	71,525
48,000		Mellon Capital I, 7.720%, due 12/01/26	51,643
50,000	@@	National Australia Bank Ltd., 2.361%, due 10/29/49	44,116
80,000	@@	National Westminster Bank PLC, 2.563%, due 11/29/49	68,926
25,000		NB Capital Trust, 7.830%, due 12/15/26	26,623
23,000		NB Capital Trust IV, 8.250%, due 04/15/27	25,345
60,000	@@, #	Rabobank Capital Funding II, 5.260%, due 12/29/49	60,915
107,000	@@, #	Rabobank Capital Funding Trust, 5.254%, due 12/29/49	106,628
70,000	@@	Royal Bank of Canada, 2.750%, due 06/29/85	59,847
30,000	@@	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	26,698
20,000	@@, C	Societe Generale, 2.719%, due 11/29/49	17,390
80,000	@@, C	Standard Chartered PLC, 2.813%, due 11/29/49	67,011
110,000	@@, C	Standard Chartered PLC, 2.838%, due 12/29/49	92,400
50,000		U.S. Bankcorp, 8.090, due 11/15/26	54,077
40,000	@@	Westpac Banking Corp., 2.338%, due 09/30/49	34,212
147,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	145,100
			1,608,960
		Beverages: 0.2%
54,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	64,098
25,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	25,467
81,000	#	Miller Brewing Co., 4.250%, due 08/15/08	80,857
			170,422
		Chemicals: 0.0%
20,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	20,971
			20,971

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

		Diversified Financial Services: 0.9%
$20,016	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	$20,625
67,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	68,895
99,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	100,238
49,000		Citigroup Capital II, 7.750%, due 12/01/36	52,454
93,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	100,223
8,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	8,489
25,000	@@	Financiere CSFB NV, 2.688%, due 03/29/49	21,102
31,000	L	Ford Motor Credit Co., 5.700%, due 01/15/10	30,435
22,000	L	Ford Motor Credit Co., 7.000%, due 10/01/13	22,639
57,000		Goldman Sachs Group Inc, 0.000%, due 03/02/10	56,999
46,000		JPM Capital Trust I, 7.540%, due 01/15/27	49,664
53,000		JPM Capital Trust II, 7.950%, due 02/01/27	57,147
72,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	72,527
92,353	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	93,660
102,000	#, XX	Preferred Term Securities XII, 2.960%, due 03/23/35	102,000
32,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	35,844
			892,941
		Electric: 0.3%
79,000		Consumers Energy Co., 4.250%, due 04/15/08	78,828
37,000		Consumers Energy Co., 5.150%, due 02/15/17	36,758
67,000		Ohio Power Co., 6.375%, due 07/15/33	70,730
7,152	#	Power Contract Financing LLC, 5.200%, due 02/01/06	7,226
54,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	55,680
17,272		PPL Montana LLC, 8.903%, due 07/02/20	19,873
28,655	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	29,839
			298,934
		Food: 0.3%
36,000		Kroger Co., 7.250%, due 06/01/09	39,644
68,000		Safeway, Inc., 4.800%, due 07/16/07	68,559
42,000		SUPERVALU, Inc., 7.875%, due 08/01/09	47,391
95,000		Tyson Foods, Inc., 7.250%, due 10/01/06	99,763
			255,357
		Insurance: 0.2%
24,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	29,382
49,000		Prudential Financial, Inc., 4.104%, due 11/15/06	49,246
82,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	89,792
			168,420
		Media: 0.1%
73,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	71,463
46,000		COX Communications, Inc., 6.850%, due 01/15/18	48,935
			120,398
		Mining: 0.1%
65,000	@@	WMC Finance USA, 5.125%, due 05/15/13	64,527
			64,527
		Oil and Gas: 0.3%
35,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	33,872
49,000		Husky Energy, Inc., 6.150%, due 06/15/19	51,700
95,000	#	Pemex Project Funding Master Trust, 3.790%, due 06/15/10	98,562
39,000	#	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	49,569
28,000	@@, #, L	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	28,525
43,000		Valero Energy Corp., 4.750%, due 06/15/13	42,526
38,000		Valero Energy Corp., 6.125%, due 04/15/07	39,557
			344,311
		Packaging and Containers: 0.1%
56,000	#	Sealed Air Corp., 5.375%, due 04/15/08	57,362
			57,362

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

		Pipelines: 0.1%
$63,000		Duke Capital LLC, 4.331%, due 11/16/06	$63,341
40,000		KN Capital Trust III, 7.630%, due 04/15/28	46,362
			109,703
		Real Estate: 0.3%
75,000		EOP Operating LP, 7.750%, due 11/15/07	81,429
57,000		Liberty Property LP, 5.125%, due 03/02/15	56,471
21,000		Liberty Property LP, 6.375%, due 08/15/12	22,727
5,000		Liberty Property LP, 6.950%, due 12/01/06	5,265
57,000		Liberty Property LP, 7.750%, due 04/15/09	63,493
300,000		Toll Road Investors LP, 13.200%, due 02/15/45	47,232
			276,617
		Real Estate Investment Trusts: 0.2%
53,000		Simon Property Group LP, 4.875%, due 03/18/10	53,278
102,000		Simon Property Group LP, 6.375%, due 11/15/07	107,391
			160,669
		Retail: 0.1%
73,000		May Department Stores Co., 3.950%, due 07/15/07	72,352
			72,352
		Savings and Loans: 0.0%
46,000		Great Western Financial, 8.206%, due 02/01/27	50,081
			50,081
		Telecommunications: 0.2%
65,000		BellSouth Corp., 4.200%, due 09/15/09	64,392
35,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	35,382
41,000		Sprint Capital Corp., 6.875%, due 11/15/28	45,379
12,000		Sprint Capital Corp., 8.375%, due 03/15/12	14,381
46,000		Verizon Global Funding Corp., 7.250%, due 12/01/10	51,964
42,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	40,768
			252,266
		Transportation: 0.0%
41,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	43,963
			43,963
		Total Corporate Bonds/Notes (Cost $4,980,895)	5,029,584

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.3%
		Federal Home Loan Bank: 0.3%
260,000		3.250%, due 12/17/07	255,660
			255,660
		Federal Home Loan Mortgage Corporation: 2.8%
527,000		2.700%, due 03/16/07	516,415
473,000		4.500%, due 10/15/12	475,329
72,577		4.500%, due 04/01/14	72,056
40,000		5.500%, due 03/15/09	41,012
206,000		5.500%, due 03/15/33	207,545
197,000		5.500%, due 04/01/33	198,909
91,000	L	5.875%, due 03/21/11	96,871
70,426		6.000%, due 01/01/29	72,495

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

$218,759		6.000%, due 01/15/29	$225,567
762,000		6.500%, due 03/15/34	793,670
74,705		7.000%, due 11/01/31	78,786
75,528		7.000%, due 03/01/32	79,628
			2,858,283
		Federal National Mortgage Association: 7.0%
126,000	L	3.000%, due 08/15/07	123,490
285,000		3.500%, due 01/28/08	281,520
392,000	L	3.875%, due 02/01/08	389,511
270,000	L	4.625%, due 10/15/13	270,794
407,000		5.000%, due 03/01/19	409,798
547,000		5.000%, due 03/01/33	551,616
2,374,000		5.000%, due 03/15/34	2,339,873
270,000		5.250%, due 08/01/12	277,803
174,671		5.500%, due 02/01/18	179,114
96,000		5.500%, due 03/01/18	98,340
102,682		6.000%, due 10/01/08	106,226
219,873		6.000%, due 08/01/16	229,106
136,530		6.000%, due 04/25/31	141,518
824,000		6.000%, due 03/15/34	845,373
48,154		6.500%, due 02/01/28	50,258
39,462		6.500%, due 02/01/31	41,136
28,866		6.500%, due 12/01/33	30,091
180,000		6.500%, due 03/15/34	187,481
120,000	L	6.625%, due 11/15/10	133,723
115,052		7.000%, due 02/01/31	121,426
177,872		7.000%, due 08/01/31	187,672
48,260		7.000%, due 10/01/31	50,919
59,241		7.500%, due 09/01/31	63,425
			7,110,213
		Government National Mortgage Association: 0.2%
81,332		6.500%, due 10/15/31	85,423
40,550		6.500%, due 01/15/32	42,583
28,141		7.000%, due 01/15/28	29,865
			157,871
		Total U.S. Government Agency Obligations (Cost $10,430,898)	10,382,027

U.S. TREASURY OBLIGATIONS: 5.5%
		U.S. Treasury Bonds: 2.0%
425,000	L	5.375%, due 02/15/31	467,434
280,000	L	5.500%, due 08/15/28	307,902
274,000	L	6.000%, due 02/15/26	317,337
207,000		7.250%, due 05/15/16	256,995
202,000		10.375%, due 11/15/12	236,230
283,000		13.250%, due 05/15/14	384,128
			1,970,026
		U.S. Treasury Notes: 3.3%
250,000	L	1.125%, due 06/30/05	248,692
222,000	L	3.125%, due 01/31/07	220,231
259,000	L	3.375%, due 02/15/08	256,390
1,917,000	L	3.500%, due 02/15/10	1,875,217
395,000	L	4.000%, due 02/15/15	383,767
390,000	L	4.250%, due 08/15/14	386,542
33,000	L	5.000%, due 08/15/11	34,589
			3,405,428
		U.S. Treasury STRIP: 0.2%
300,000		4.700%, due 05/15/16	179,234
			179,234
		Total U.S. Treasury Obligations (Cost $5,584,869)	5,554,688

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

ASSET-BACKED SECURITIES: 0.8%
		Automobile Asset-Backed Securities: 0.2%
$30,000		Household Automotive Trust, 2.310%, due 04/17/08	$29,768
133,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	130,322
			160,090
		Credit Card Asset-Backed Securities: 0.4%
50,000		Bank One Issuance Trust, 4.540%, due 09/15/10	50,224
47,000		Capital One Master Trust, 4.900%, due 03/15/10	47,999
145,000		Chemical Master Credit Card Trust I, 7.090%, due 02/15/09	151,219
160,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	163,993
			413,435
		Other Asset-Backed Securities: 0.2%
153,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	151,710
87,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045% due 05/25/33	86,708
			238,418
		Total Asset-Backed Securities (Cost $825,032)	811,943

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.3%
		Commercial Mortgage-Backed Securities: 1.3%
94,000		COMM, 3.600%, due 03/10/39	91,598
482,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	476,551
3,000		CS First Boston Mortgage Securities Corp., 7.520%, due 04/14/62	3,418
185,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	196,561
40,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	42,812
445,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	493,286
43,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	42,554
			1,346,780
		Whole Loan Collateralized Mortgage Obligations: 1.9%
98,326		Bank of America Mortgage Securities, 5.000%, due 12/25/18	98,387
60,759		Bank of America Mortgage Securities, 5.250%, due 11/25/19	61,468
93,947		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	94,005
194,519		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	198,472
99,733		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	99,796
271,000		CS First Boston Mortgage Securities Corp., 4.116%, due 10/25/33	269,141
223,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	228,855
45,000	#, XX	GSMPS Mortgage Loan Trust, 0.000%, due 03/25/35	44,961
147,013		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	150,128
466,935		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	467,956
118,988		Prime Mortgage Trust, 5.250%, due 11/25/19	120,335
99,074		Thornburg Mortgage Securities Trust, 3.020%, due 09/25/34	99,302
			1,932,806
		Whole Loan Collateralized Support CMO: 0.1%
55,060		Bank of America Mortgage Securities, 5.500%, due 11/25/33	54,948
			54,948
		Total Collateralized Mortgage Obligations (Cost $3,363,283)	3,334,534

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount				Value

MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
25,000		City of New York, 5.000%, due 11/01/08		$26,631
25,000		City of New York, 5.000%, due 11/01/11		27,255
25,000		City of New York, 5.000%, due 11/01/15		27,216
25,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10		24,501
22,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14		21,648
		Total Municipal Bonds (Cost $128,944)		127,251
		Total Long-Term Investments (Cost $84,777,517)		95,838,124
SHORT-TERM INVESTMENTS: 19.5%
		Commercial Paper: 3.8%
900,000		Concord Minutemen Capital, 2.570%, due 03/09/06		900,000
1,000,000	#, S	Concord Minutemen Capital, 2.590%, due 03/21/05		998,489
1,000,000	S	St. Germain, 2.560%, due 03/16/05		998,862
900,000	S	Thunderbird Bay FD LLC, 2.530%, due 03/01/05		899,937
		Total Commercial Paper (Cost $3,797,494)		3,797,288

		Repurchase Agreement: 7.1%
7,148,000		Goldman Sachs Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $7,148,516 to be received upon repurchase (Collateralized by $7,302,000 Federal Home Loan Mortgage Corporation, 3.000%, Market Value plus accrued interest $7,291,120, Due 03/28/07)		7,148,000
		Total Repurchase Agreement (Cost $7,148,000)		7,148,000
		Securities Lending Collateralcc: 8.6%
8,750,876		The Bank of New York Institutional Cash Reserves Fund		8,750,876
		Total Securities Lending Collateral (Cost $8,751,506)		8,750,876
		Total Short-Term Investments (Cost $19,696,370)		19,696,164
		Total Investments In Securities (Cost $104,473,887)*	114.5%	$115,534,288
		Other Assets and Liabilities—Net	(14.5)	(14,591,788)
		Net Assets	100.0%	$100,942,500
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Balanced Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at February 28, 2005.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $105,773,780
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$10,730,645
		Gross Unrealized Depreciation	(970,137)
		Net Unrealized Appreciation	$9,760,508

Information concerning open futures contracts at February 28, 2005 is shown below:

	No.of Contracts	Notional Market Value	Expiration Date	Unrealized Gain(Loss)
Short Contracts
U.S. 5 Year Note	6	$648,750	03/31/2005	$7,845
U.S. 2 Year Note	1	208,203	04/05/2005	1,641
		$856,953		$9,486
Long Contracts
U.S. Long Bond	8	$906,228	06/30/2005	$(7,478)

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 87.3%
		Advertising: 0.0%
1,180		Catalina Marketing Corp.	$31,801
			31,801
		Aerospace/Defense: 1.5%
125	@	Armor Holdings, Inc.	4,990
20,700	@@	BAE Systems PLC	101,895
3,600		Boeing Co.	197,892
381	@	DRS Technologies, Inc.	15,739
356		EDO Corp.	11,321
6,450		Lockheed Martin Corp.	381,969
343	@	Moog, Inc.	15,298
4,099		Northrop Grumman Corp.	216,837
457	@	Teledyne Technologies, Inc.	13,975
2,150		United Technologies Corp.	214,742
			1,174,658
		Agriculture: 1.1%
8,900		Altria Group, Inc.	584,285
913	L	Dimon, Inc.	5,916
6,200	@@	Swedish Match AB	73,544
3,774		UST, Inc.	206,249
			869,994
		Airlines: 0.1%
705	@	Alaska Air Group, Inc.	19,994
12,300	@, @@	British Airways PLC	63,207
			83,201
		Apparel: 1.0%
266	@, L	Ashworth, Inc.	2,934
4,200	@	Coach, Inc.	233,226
482		K-Swiss, Inc.	14,942
4,000		Nike, Inc.	347,800
216	@	Quiksilver, Inc.	6,823
733		Stride Rite Corp.	9,529
590	@, L	Timberland Co.	41,088
2,500		VF Corp.	149,400
748		Wolverine World Wide, Inc.	16,643
			822,385
		Auto Manufacturers: 1.0%
26,900		Ford Motor Co.	340,285
26,000	@, @@	Isuzu Motors Ltd.	74,693
140		Oshkosh Truck Corp.	10,451
3,600		PACCAR, Inc.	270,936
1,200	@@	Peugeot SA	78,683
			775,048
		Auto Parts and Equipment: 0.0%
815	L	Modine Manufacturing Co.	26,528
			26,528

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 7.2%
1,810	@@	Alpha Bank AE	$69,658
1,652		Associated Banc-Corp.	52,963
600	@@	Banco Itau Holding Financeira SA ADR	51,996
1,500	@@	Banco Popular Espanol SA	104,012
9,800	@@	Banco Santander Central Hispano SA	121,330
28,900		Bank of America Corp.	1,348,186
5,500	@@	Bank of Ireland	92,027
2,100		Colonial Bancgroup, Inc.	42,777
3,700		Comerica, Inc.	211,196
380	L	Commerce Bancorp, Inc.	23,286
3,400	@@	Credit Agricole SA	100,948
7,000	@@	DBS Group Holdings Ltd.	64,024
6,900	@@	Depfa Bank PLC	113,162
201		East-West Bancorp, Inc.	7,228
623	@@	First Bancorp Puerto Rico	29,318
3,300	@@	Fortis	93,024
824	L	Fremont General Corp.	20,715
16,000	@@	HSBC Holdings PLC	267,327
8,100		KeyCorp	267,300
1,000	@@, L	Kookmin Bank ADR	46,090
16	@@	Mitsubishi Tokyo Financial Group, Inc.	146,948
10,392		National City Corp.	371,722
10,700	@@	Nordea AB	112,841
999		Republic Bancorp, Inc.	14,535
6,408	@@	Royal Bank of Scotland Group PLC	219,735
276		South Financial Group, Inc.	8,473
2,600	@@	St. George Bank Ltd.	50,407
16,000	@@	Sumitomo Trust & Banking Co. Ltd.	110,307
7,800		U.S. Bancorp	232,050
2,180	@@	UBS AG	189,783
175	L	UCBH Holdings, Inc.	7,243
18,200	@@	UniCredito Italiano S.p.A.	106,313
14,300		Wachovia Corp.	758,043
7,050		Wells Fargo & Co.	418,629
160		Whitney Holding Corp.	7,088
			5,880,684
		Beverages: 1.2%
2,080	@@	Coca Cola Hellenic Bottling Co. SA	56,540
10,450		Coca-Cola Co.	447,260
900		Molson Coors Brewing Co.	62,577
7,300		PepsiCo, Inc.	393,178
			959,555
		Biotechnology: 0.5%
5,400	@	Amgen, Inc.	332,694
623	@	Arqule, Inc.	3,115
860	@, L	Charles River Laboratories Intl., Inc.	39,646
			375,455
		Building Materials: 0.2%
155		Florida Rock Industries, Inc.	9,946
800	@@	Lafarge SA	83,459
240		Martin Marietta Materials, Inc.	13,843
180	L	Simpson Manufacturing Co., Inc.	6,215
256		Texas Industries, Inc.	17,075
			130,538
		Chemicals: 1.6%
386	L	Arch Chemicals, Inc.	11,032
4,150		Dow Chemical Co.	228,873
1,000	@@	DSM NV	71,179
4,400		E.I. du Pont EI de Nemours & Co.	234,520
740	@	FMC Corp.	36,526

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

351		Georgia Gulf Corp.	$18,536
2,585		Lyondell Chemical Co.	87,502
33,000	@@	Mitsubishi Chemical Corp.	111,996
396	@	OM Group, Inc.	12,624
738	@	Omnova Solutions, Inc.	3,476
1,356	@	PolyOne Corp.	12,340
3,650		PPG Industries, Inc.	262,617
1,100	@@, #	Reliance Industries Ltd. GDR	28,798
3,000		Sherwin-Williams Co.	132,900
			1,252,919
		Coal: 0.1%
271		Massey Energy Co.	11,810
310		Peabody Energy Corp.	30,101
			41,911
		Commercial Services: 1.2%
1,665		Adesa, Inc.	37,579
492	@	Administaff, Inc.	6,593
1,170	@	Alliance Data Systems Corp.	46,157
430	@, W	ChoicePoint, Inc.	17,329
251	@	Consolidated Graphics, Inc.	13,065
4,000	@@	Dai Nippon Printing Co., Ltd.	67,560
1,244	@	Education Management Corp.	36,474
3,150		Equifax, Inc.	95,729
3,300		H&R Block, Inc.	175,890
341	@	Heidrick & Struggles Intl., Inc.	11,642
930	@	Korn/Ferry Intl.	17,837
718	@, L	Labor Ready, Inc.	13,484
440		Manpower, Inc.	19,228
6,700		McKesson Corp.	250,178
462	@	Parexel Intl. Corp.	10,358
211	@	Pharmaceutical Product Development, Inc.	8,999
286		Pre-Paid Legal Services, Inc.	10,010
24,700	@@	Rentokil Initial PLC	75,164
1,565	@, L	Sotheby’s Holdings	27,888
995	@	Valassis Communications, Inc.	37,223
170	@, L	Vertrue, Inc.	6,611
			984,998
		Computers: 5.0%
643		Agilysys, Inc.	12,127
10,300	@	Apple Computer, Inc.	462,058
266	@	Brooktrout, Inc.	3,434
346	@	CACI Intl., Inc.	18,670
301	@	Catapult Communications Corp.	7,224
650	@	Cognizant Technology Solutions Corp.	30,700
21,250	@	Dell, Inc.	851,912
350		Diebold, Inc.	18,680
400	@, L	DST Systems, Inc.	18,996
32,400	@	EMC Corp.	410,184
188		FactSet Research Systems, Inc.	6,186
13,000	@@	Fujitsu Ltd.	85,497
12,500		Hewlett-Packard Co.	260,000
12,400		International Business Machines Corp.	1,147,991
1,695	L	Jack Henry Associates, Inc.	33,646
115	@, L	Kronos, Inc.	6,422
477	@	Micros Systems, Inc.	15,469
341		MTS Systems Corp.	10,298
7,450	@	Network Appliance, Inc.	223,575
1,255		Reynolds & Reynolds Co.	34,726
855	@	SanDisk Corp.	22,982
1,505	@, L	Storage Technology Corp.	47,859
65,750	@, L	Sun Microsystems, Inc.	277,465
			4,006,101

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 2.0%
11,000		Gillette Co.	$552,750
19,700		Procter & Gamble Co.	1,045,873
			1,598,623
		Distribution/Wholesale: 0.4%
400	L	CDW Corp.	22,988
266		Hughes Supply, Inc.	8,153
547		Owens & Minor, Inc.	15,267
192		SCP Pool Corp.	6,536
9,000	@@	Sumitomo Corp.	81,716
975	@	Tech Data Corp.	39,965
130	@, L	United Stationers, Inc.	5,717
2,000		W.W. Grainger, Inc.	125,560
			305,902
		Diversified Financial Services: 4.7%
5,400		American Express Co.	292,410
2,100	@, L	AmeriCredit Corp.	49,476
2,500		Bear Stearns Cos., Inc.	248,750
4,600		CIT Group, Inc.	185,610
22,450		Citigroup, Inc.	1,071,313
9,650		Countrywide Financial Corp.	335,338
2,600	@@	Credit Saison Co. Ltd.	92,466
7,500	@	E*TRADE Financial Corp.	99,525
4,050		Fannie Mae	236,763
7,950		Freddie Mac	492,900
495		Legg Mason, Inc.	39,917
4,000		Merrill Lynch & Co., Inc.	234,320
4,700		Morgan Stanley	265,409
5,900	@, W, L	Providian Financial Corp.	101,185
1,245		Raymond James Financial, Inc.	37,923
336	L	SWS Group, Inc.	6,068
			3,789,373
		Electric: 2.6%
14,200	@	AES Corp.	237,708
3,400	@@	Chubu Electric Power Co., Inc.	81,475
3,850		Constellation Energy Group, Inc.	198,160
1,835		DPL, Inc.	46,756
13,850		Duke Energy Corp.	373,812
1,600	@@	E.ON AG	144,257
33,600	@@	Electricidade de Portugal SA	98,754
12,800	@@	Enel S.p.A.	123,446
1,970	L	Energy East Corp.	50,668
2,850		Exelon Corp.	129,276
3,200	@@	Kyushu Electric Power Co., Inc.	69,521
550	W	Scana Corp.	20,922
3,200	L	Southern Co.	102,784
4,300		TXU Corp.	327,875
1,555		Westar Energy, Inc.	35,734
575		Wisconsin Energy Corp.	19,964
			2,061,112
		Electrical Components and Equipment: 0.4%
928	@	Energizer Holdings, Inc.	54,965
200	@@	Samsung Electronics Co. Ltd. GDR	51,641
7,000	@@	Sumitomo Electric Industries Ltd.	77,366
26,000	@@	Toshiba Corp.	114,370
			298,342

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 0.5%
592		Brady Corp.	$20,495
266	@	Dionex Corp.	15,311
266	@, L	FLIR Systems, Inc.	8,313
4,300	@@	Koninklijke Philips Electronics NV	119,431
572	@	Paxar Corp.	13,402
3,200		PerkinElmer, Inc.	70,976
3,050	@	Thermo Electron Corp.	83,753
1,165	@	Thomas & Betts Corp.	36,208
201	@, L	Trimble Navigation Ltd.	7,240
695	@, L	Varian, Inc.	29,642
175		Woodward Governor Co.	12,808
			417,579
		Engineering and Construction: 0.1%
276	@, L	Emcor Group, Inc.	13,311
19,000	@@	Taisei Corp.	70,462
			83,773
		Entertainment: 0.2%
361	@	Argosy Gaming Co.	16,667
825		International Speedway Corp.	43,973
5,500	@@	TABCorp. Holdings Ltd.	75,535
			136,175
		Environmental Control: 0.0%
740		Republic Services, Inc.	23,465
175	@, L	Waste Connections, Inc.	5,964
			29,429
		Food: 1.6%
12,700		Archer-Daniels-Midland Co.	306,070
733		Corn Products Intl., Inc.	20,502
170		Flowers Foods, Inc.	5,100
1,799		Hormel Foods Corp.	56,039
7,250		Kellogg Co.	319,000
9,100	@, @@	Koninklijke Ahold NV	82,365
231		Nash Finch Co.	9,150
376	@	Ralcorp Holdings, Inc.	17,503
1,810		Tyson Foods, Inc.	30,806
11,800	@@	Unilever PLC	113,153
310		Whole Foods Market, Inc.	31,874
4,074		Wm. Wrigley Jr. Co.	271,165
			1,262,727
		Forest Products and Paper: 0.2%
1,589		MeadWestvaco Corp.	49,831
15	@@	Nippon Paper Group, Inc.	73,533
316		Pope & Talbot, Inc.	5,119
685		Potlatch Corp.	31,613
765		Wausau-Mosinee Paper Corp.	11,536
			171,632
		Gas: 0.4%
512		Atmos Energy Corp.	14,116
246		Energen Corp.	15,867
4,850		Sempra Energy	194,000
919		UGI Corp.	41,125
1,019	L	WGL Holdings, Inc.	31,283
			296,391

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Hand/Machine Tools: 0.2%
1,750		Black & Decker Corp.	$145,110
			145,110
		Healthcare-Products: 2.9%
100	@, L	Advanced Medical Optics, Inc.	3,795
4,950		Becton Dickinson & Co.	296,356
170	L	Cooper Cos., Inc.	14,000
1,565	@	Cytyc Corp.	35,682
278		Datascope Corp.	9,780
940		Dentsply Intl., Inc.	51,672
1,200	@@	Fresenius Medical Care AG	107,301
376	@	Haemonetics Corp.	15,596
789		Hillenbrand Industries, Inc.	44,507
130	@	Idexx Laboratories, Inc.	7,209
547	@	Immucor, Inc.	16,249
20,800		Johnson & Johnson	1,364,479
5,000		Medtronic, Inc.	260,600
610	@, L	Patterson Cos., Inc.	30,268
130	@	ResMed, Inc.	7,664
366	@	Respironics, Inc.	21,137
507	@	Sola Intl., Inc.	14,105
1,545	@	Varian Medical Systems, Inc.	55,512
241		Vital Signs, Inc.	9,900
			2,365,812
		Healthcare-Services: 2.3%
2,450		Aetna, Inc.	357,749
301	@	Amedisys, Inc.	9,614
512	@	AMERIGROUP Corp.	20,408
512	@	Centene Corp.	17,080
900	@, W	Covance, Inc.	39,339
1,070	@	Coventry Health Care, Inc.	67,517
437	@	Gentiva Health Services, Inc.	7,359
3,600	@	Humana, Inc.	119,772
1,185	@, L	Lincare Holdings, Inc.	48,087
910	@, L	PacifiCare Health Systems, Inc.	57,767
266	@	Pediatrix Medical Group, Inc.	18,229
326	@	RehabCare Group, Inc.	9,356
321	@	Sierra Health Services, Inc.	19,761
6,750		UnitedHealth Group, Inc.	615,331
3,800	@	WellPoint, Inc.	463,828
			1,871,197
		Holding Companies-Diversified: 0.1%
24,000	@@	Citic Pacific Ltd.	69,588
			69,588
		Home Builders: 0.1%
910		DR Horton, Inc.	39,822
100	@	Meritage Homes Corp.	7,323
45	@, L	NVR, Inc.	35,651
200	@	Toll Brothers, Inc.	17,610
			100,406
		Home Furnishings: 0.2%
857		Fedders Corp.	2,640
685		Harman Intl. Industries, Inc.	76,836
8,000	@@	Matsushita Electric Industrial Co., Ltd.	119,935
			199,411
		Household Products/Wares: 0.1%
1,375		American Greetings Corp.	33,866
1,115		Church & Dwight, Inc.	39,438
276	@	Fossil, Inc.	7,121
			80,425

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
246		Toro Co.	$21,331
			21,331
		Insurance: 4.9%
6,788	@@	AEGON NV	97,976
1,270		American Financial Group, Inc.	38,722
11,300		American Intl. Group, Inc.	754,839
3,550		Chubb Corp.	280,841
2,850		CIGNA Corp.	258,780
376		Delphi Financial Group, Inc.	16,762
275	@@	Everest Re Group Ltd.	23,889
855		Fidelity National Financial, Inc.	37,825
266		LandAmerica Financial Group, Inc.	14,561
49,400	@@	Legal & General Group PLC	111,966
580		Leucadia National Corp.	19,436
4,000		Lincoln National Corp.	187,400
3,719		Loews Corp.	265,090
10,300		MetLife, Inc.	422,712
298	L	MGIC Investment Corp.	18,697
9,000	@@	Mitsui Sumitomo Insurance Co. Ltd.	80,422
1,345	@	Ohio Casualty Corp.	32,455
1,375		PMI Group, Inc.	55,344
3,728		Principal Financial Group, Inc.	145,467
386	@	ProAssurance Corp.	15,633
7,150		Prudential Financial, Inc.	407,550
7,900	@@	QBE Insurance Group Ltd.	95,599
1,155		Radian Group, Inc.	55,821
2,750		Safeco Corp.	131,148
366		Selective Insurance Group, Inc.	16,840
15,000	@@	Skandia Forsakrings AB	80,418
480	L	StanCorp Financial Group, Inc.	41,803
306		Stewart Information Services Corp.	12,237
860	@@	Swiss Reinsurance Co.	63,319
562		UICI	15,410
1,105		W.R. Berkley Corp.	56,753
296	L	Zenith National Insurance Corp.	14,986
520	@, @@	Zurich Financial Services AG	96,006
			3,966,707
		Internet: 1.0%
5,600	@	eBay, Inc.	239,904
2,150	@	McAfee, Inc.	49,730
371	@	PC-Tel, Inc.	2,801
12,950	@, L	Symantec Corp.	285,029
738	@	Verity, Inc.	8,745
301	@, L	Websense, Inc.	18,015
5,650	@	Yahoo!, Inc.	182,326
			786,550
		Iron/Steel: 0.3%
3,700	@@	Arcelor	91,936
3,700	@@	JFE Holdings, Inc.	114,179
			206,115
		Leisure Time: 0.2%
386		Arctic Cat, Inc.	10,461
2,650		Carnival Corp.	144,106
567	L	Nautilus Group, Inc.	12,565
391	L	Polaris Industries, Inc.	27,288
			194,420

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.5%
1,555	@	Caesars Entertainment, Inc.	$31,193
830	@, L	Mandalay Resort Group	58,822
487		Marcus Corp.	11,357
4,450		Marriott Intl., Inc.	285,245
900		Starwood Hotels & Resorts Worldwide, Inc.	51,516
			438,133
		Machinery-Diversified: 0.5%
452		Albany Intl. Corp.	14,577
452		Applied Industrial Technologies, Inc.	12,801
175		Cognex Corp.	4,848
950		Cummins, Inc.	69,739
432	@	Gerber Scientific, Inc.	2,769
1,130		Graco, Inc.	43,686
190	L	IDEX Corp.	7,505
4,050		Rockwell Automation, Inc.	251,707
372	@	Zebra Technologies Corp.	18,552
			426,184
		Media: 2.3%
9,650	@	Comcast Corp.	314,108
3,350		McGraw-Hill Cos., Inc.	307,698
5,700	@@	Mediaset S.p.A.	80,372
10,950		News Corp.	182,208
9,200	@@	Reed Elsevier PLC	93,649
271		Thomas Nelson, Inc.	5,935
19,350	@	Time Warner, Inc.	333,400
7,150		Viacom, Inc.	249,535
8,750		Walt Disney Co.	244,475
50		Washington Post Co.	44,900
			1,856,280
		Metal Fabricate/Hardware: 0.1%
422		Kaydon Corp.	13,251
170		Lawson Products, Inc.	7,912
482		Mueller Industries, Inc.	15,173
340		Precision Castparts Corp.	25,588
346	L	Timken Co.	9,792
			71,716
		Mining: 0.5%
3,400	@@	Anglo American PLC	84,838
7,300	@@	BHP Billiton Ltd.	111,871
2,200		Phelps Dodge Corp.	234,190
381	@	RTI Intl. Metals, Inc.	10,325
			441,224
		Miscellaneous Manufacturing: 3.8%
7,800		3M Co.	654,732
371		AptarGroup, Inc.	19,151
1,325	L	Donaldson Co., Inc.	42,254
45,750		General Electric Co.	1,610,399
3,650		Honeywell Intl., Inc.	138,591
705		Lancaster Colony Corp.	30,040
1,270		Pentair, Inc.	52,629
160		Roper Industries, Inc.	10,336
735		Teleflex, Inc.	37,015
2,592		Textron, Inc.	200,491
8,700	@@	Tyco Intl. Ltd.	291,276
			3,086,914

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 8.4%
1,800		Amerada Hess Corp.	$180,720
4,300		Anadarko Petroleum Corp.	330,498
25,036	@@	BP PLC	270,935
6,150		Burlington Resources, Inc.	305,225
15,350		ChevronTexaco Corp.	952,927
798	@, L	Cimarex Energy Co.	32,455
6,100		ConocoPhillips	676,428
7,150		Devon Energy Corp.	334,548
35,650		Exxon Mobil Corp.	2,257,001
442		Frontier Oil Corp.	14,171
400	@@	LUKOIL ADR	55,900
932		Murphy Oil Corp.	93,237
825		Noble Energy, Inc.	55,803
800	@@	Norsk Hydro ASA	69,307
276		Patina Oil & Gas Corp.	11,112
301	@	Petroleum Development Corp.	13,196
437	@	Remington Oil & Gas Corp.	14,561
5,600	@@	Repsol YPF SA	152,929
31,000	@@	Shell Transport & Trading Co. PLC	291,816
140	@, L	Southwestern Energy Co.	8,540
371	@	Stone Energy Corp.	18,635
1,600		Sunoco, Inc.	158,560
900	@@	Total SA	214,490
4,350	L	Valero Energy Corp.	309,894
			6,822,888
		Oil and Gas Services: 0.2%
422	@	Cal Dive Intl., Inc.	21,429
510		Smith Intl., Inc.	32,773
1,405	@	Weatherford Intl. Ltd.	83,752
			137,954
		Packaging and Containers: 0.1%
2,200		Ball Corp.	97,680
550	L	Sonoco Products Co.	15,994
			113,674
		Pharmaceuticals: 3.9%
839	L	Alpharma, Inc.	11,008
2,450		Amerisourcebergen Corp.	146,755
1,130	@	Barr Laboratories, Inc.	53,946
6,450		Cardinal Health, Inc.	377,647
7,750	@	Caremark Rx, Inc.	296,670
4,950		Eli Lilly & Co.	277,200
211	L	Medicis Pharmaceutical Corp.	7,288
9,200		Merck & Co., Inc.	291,640
900	@@	Merck KGaA	69,419
306		Natures Sunshine Products, Inc.	5,897
256	@, L	NBTY, Inc.	6,474
32,600		Pfizer, Inc.	857,053
1,840	@@	Roche Holding AG	194,469
3,300	@@	Sankyo Co., Ltd.	74,870
2,376	@@	Sanofi-Aventis	189,899
470	@, L	Sepracor, Inc.	30,301
2,800	@@	Takeda Pharmaceutical Co. Ltd.	134,661
1,700	@@	UCB SA	85,571
			3,110,768
		Pipelines: 0.1%
1,374	L	National Fuel Gas Co.	38,912
405		Questar Corp.	21,473
			60,385

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Real Estate: 0.1%
9,000	@@	Cheung Kong Holdings Ltd.	$85,284
			85,284
		Real Estate Investment Trusts: 1.7%
4,800		Acadia Realty Trust	76,319
100	@	Alexander’s, Inc.	23,910
750		Alexandria Real Estate Equities, Inc.	50,235
875		Archstone-Smith Trust	29,601
625		Avalonbay Communities, Inc.	43,438
875		Boston Properties, Inc.	52,325
675		CBL & Associates Properties, Inc.	50,294
1,000	L	CenterPoint Properties Trust	43,760
2,300		Corporate Office Properties Trust SBI MD	60,834
1,435		Developers Diversified Realty Corp.	60,026
1,250	L	Equity Office Properties Trust	37,713
1,315		Equity Residential	43,145
465	L	Essex Property Trust, Inc.	33,517
1,500	@, L	FelCor Lodging Trust, Inc.	18,810
1,125		General Growth Properties, Inc.	39,263
710		Gramercy Capital Corp.	15,620
3,775		Host Marriott Corp.	60,325
2,353		Innkeepers USA Trust	31,413
600		iStar Financial, Inc.	25,494
825	L	Kimco Realty Corp.	43,816
1,500		LaSalle Hotel Properties	45,210
1,875	@	Meristar Hospitality Corp.	13,763
1,275		National Health Investors, Inc.	33,125
2,000	L	Nationwide Health Properties, Inc.	41,380
477	L	New Century Financial Corp.	24,193
1,325		Newcastle Investment Corp.	40,863
1,350	L	ProLogis	53,676
500		PS Business Parks, Inc.	20,750
1,000	L	Public Storage, Inc.	54,560
625		Rayonier, Inc.	30,000
1,400		Reckson Associates Realty Corp.	42,770
900		Regency Centers Corp.	45,900
750		Simon Property Group, Inc.	46,470
775		SL Green Realty Corp.	43,695
1,400	L	United Dominion Realty Trust, Inc.	30,940
			1,407,153
		Retail: 6.8%
1,105		Abercrombie & Fitch Co.	59,339
1,210	@, L	Aeropostale, Inc.	38,599
1,015		American Eagle Outfitters, Inc.	54,942
1,205	@	Barnes & Noble, Inc.	41,163
5,750		Best Buy Co., Inc.	310,615
366		Cato Corp.	10,885
135	@	CEC Entertainment, Inc.	5,225
885	@, L	Chico’s FAS, Inc.	26,063
1,755		Claire’s Stores, Inc.	40,383
7,400		Costco Wholesale Corp.	344,766
3,200		Darden Restaurants, Inc.	85,760
5,400	@@	Enterprise Inns PLC	77,856
718	@	GameStop Corp.	14,044
15,000		Gap, Inc.	319,950
100	@	Guitar Center, Inc.	6,058
18,900		Home Depot, Inc.	756,378

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

613	@	J. Jill Group, Inc.	$8,858
5,800		J.C. Penney Co., Inc. Holding Co.	258,042
467	@	Jack in The Box, Inc.	16,765
1,900	@@	Lawson, Inc.	72,536
3,200		Lowe’s Cos., Inc.	188,096
5,400	@@	Marui Co. Ltd.	70,977
14,850		McDonald’s Corp.	491,238
477	@	Men’s Wearhouse, Inc.	16,776
1,770		Michaels Stores, Inc.	56,445
1,870	@, L	Payless Shoesource, Inc.	21,916
100	@, L	PF Chang’s China Bistro, Inc.	5,481
231	@	Sonic Corp.	7,782
9,350		Staples, Inc.	294,712
653	@	Stein Mart, Inc.	13,589
3,850		Target Corp.	195,657
502	@	Too, Inc.	13,333
18,100		Wal-Mart Stores, Inc.	934,141
12,100		Walgreen Co.	518,243
2,400		Wendy’s Intl., Inc.	90,840
195	@	Zale Corp.	5,801
			5,473,254
		Savings and Loans: 0.0%
445	@	BankUnited Financial Corp.	12,593
110		Downey Financial Corp.	6,892
			19,485
		Semiconductors: 1.4%
1,385	@, L	Cree, Inc.	32,575
477	@	DSP Group, Inc.	12,008
27,150		Intel Corp.	651,058
1,860	@	Lam Research Corp.	58,478
1,000		Microchip Technology, Inc.	27,460
1,800	@	Qlogic Corp.	72,522
4,600	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	41,952
7,400		Texas Instruments, Inc.	195,878
			1,091,931
		Software: 3.4%
4,500		Adobe Systems, Inc.	277,874
861	@	Advent Software, Inc.	15,205
432	@	Altiris, Inc.	12,627
447	@, L	Ansys, Inc.	16,074
135	@, L	Avid Technology, Inc.	9,032
4,850	@	BMC Software, Inc.	72,508
140	@, L	Cerner Corp.	7,294
8,900	@	Compuware Corp.	60,164
678	@	Digi Intl., Inc.	10,238
930	@	Dun & Bradstreet Corp.	57,158
678	@	eFunds Corp.	15,079
924	@, L	FileNet Corp.	21,640
427	@, L	Hyperion Solutions Corp.	21,555
442		Inter-Tel, Inc.	12,151
371	@	MapInfo Corp.	4,871
47,400		Microsoft Corp.	1,193,531
49,850	@	Oracle Corp.	643,563
4,650	@, L	Parametric Technology Corp.	26,738
401	@	Phoenix Technologies Ltd.	3,994
567	@	Progress Software Corp.	13,126
600	@@	SAP AG	97,512
1,375		SEI Investments Co.	50,820
1,800	@	Sybase, Inc.	33,912
865	@	Transaction Systems Architects, Inc.	20,224
1,950	@	Wind River Systems, Inc.	26,247
			2,723,137

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 5.0%
9,800		Alltel Corp.	$560,559
145	@, L	Anixter Intl., Inc.	5,443
246	@, L	Boston Communications Group	1,855
54,350	@	Cisco Systems, Inc.	946,776
135	@	Commonwealth Telephone Enterprises, Inc.	6,426
1,385	@, L	Commscope, Inc.	20,969
9,400	@@	Deutsche Telekom AG	196,744
4,000	@, @@	France Telecom SA	120,919
355		Harris Corp.	23,679
5,620	@@	Hellenic Telecommunications Organization SA	108,986
10,350		Motorola, Inc.	162,081
20	@@	Nippon Telegraph & Telephone Corp.	87,083
7,100	@@	Nokia Oyj	114,915
22,000	@@	Oki Electric Industry Co. Ltd.	95,955
1,945	@	Polycom, Inc.	31,490
6,650		QUALCOMM, Inc.	240,132
3,000		Scientific-Atlanta, Inc.	92,700
3,000	@@	TDC A/S	134,921
35,400	@@	Telecom Italia S.p.A.	137,628
4,400	@@	Telekom Austria AG	87,601
2,000	@@	Telekomunikasi Indonesia Tbk PT ADR	38,420
360	L	Telephone & Data Systems, Inc.	31,500
21,350		Verizon Communications, Inc.	767,959
			4,014,741
		Textiles: 0.0%
330	@, L	Mohawk Industries, Inc.	29,614
			29,614
		Toys/Games/Hobbies: 0.1%
246	@	Department 56, Inc.	4,064
3,550		Hasbro, Inc.	74,976
492	@, L	Jakks Pacific, Inc.	9,727
			88,767
		Transportation: 1.1%
410		C.H. Robinson Worldwide, Inc.	22,468
840		CNF, Inc.	38,531
5,200	@@	Deutsche Post AG	125,391
15	@@	East Japan Railway Co.	80,080
592	@	EGL, Inc.	18,796
520	L	Expeditors Intl. Washington, Inc.	28,865
4,200		FedEx Corp.	410,676
321	@, L	Forward Air Corp.	14,214
288		Heartland Express, Inc.	5,936
386	@	Landstar System, Inc.	13,541
10,000	@@	Mitsui O.S.K. Lines Ltd.	68,678
381	@	Offshore Logistics, Inc.	12,539
685		Overseas Shipholding Group, Inc.	44,607
321	@, L	Yellow Roadway Corp.	18,538
			902,860
		Water: 0.1%
5,200	@@	Severn Trent PLC	91,287
			91,287
		Total Common Stock
		(Cost $59,433,831)	70,367,539

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.1%
		Banks: 0.1%
4	@, #	DG Funding Trust	$43,650
			43,650
		Diversified Financial Services: 0.0%
450	@	National Rural Utilities Cooperative Finance Corp.	11,208
			11,208
		Total Preferred Stock
		(Cost $54,794)	54,858

Principal
Amount			Value

CORPORATE BONDS/NOTES: 1.7%
		Auto Manufacturers: 0.0%
$11,000	L	Ford Motor Co., 7.450%, due 07/16/31	$10,636
7,000	L	Feneral Motors Corp., 8.375%, due 07/15/33	6,895
			17,531
		Banks: 0.6%
10,000	@@, L	Australia & New Zealand Banking Group Ltd., 2.400%, due 10/29/49	8,821
8,000	@@	Banco Bradesco SA/Cayman Islands, 8.750%, due 10/24/13	8,840
13,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA,
		2.800%, due 12/09/09	12,916
9,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	10,257
10,000	@@	Bank of Ireland, 2.770%, due 12/29/49	8,782
10,000	@@	Bank of Nova Scotia, 3.255%, due 08/31/2085	8,317
18,000		BankAmerica Capital II, 8.000%, due 12/15/26	19,648
10,000	@@, #, L	Danske Bank A/S, 5.914%, due 12/29/49	10,582
10,000	@@	Den Norske Bank ASA, 3.250%, due 08/29/49	8,525
13,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	13,972
40,000	@@, C	HSBC Bank PLC, 2.839%, due 06/29/49	35,081
20,000	@@	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	17,961
20,000	@@	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	17,360
20,000	#	M&T Bank Corp., 3.850%, due 04/01/13	19,596
14,000		Mellon Capital I, 7.720%, due 12/01/26	15,063
20,000	@@	National Australia Bank Ltd., 2.361%, due 10/29/49	17,646
20,000	@@	National Westminster Bank PLC, 2.563%, due 11/29/49	17,232
7,000		NB Capital Trust, 7.830%, due 12/15/26	7,454
6,000		NB Capital Trust IV, 8.250%, due 04/15/27	6,612
17,000	@@, #	Rabobank Capital Funding II, 5.260%, due 12/29/49	17,259
28,000	@@, #	Rabobank Capital Funding Trust, 5.254%, due 12/29/49	27,903
20,000	@@	Royal Bank of Canada, 2.750%, due 06/29/85	17,099
10,000	@@	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	8,899
10,000	@@, C	Societe Generale, 2.719%, due 11/29/49	8,695
10,000	@@, C	Standard Chartered PLC, 2.813%, due 11/29/49	8,376
30,000	@@, C	Standard Chartered PLC, 2.838%, due 12/29/49	25,200
10,000	@@	Standard Chartered PLC, 3.188%, due 07/29/49	8,319
14,000		U.S. Bankcorp, 8.090%, due 11/15/26	15,142
10,000	@@	Westpac Banking Corp., 2.338%, due 09/30/49	8,553
40,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	39,484
			449,594
		Beverages: 0.1%
15,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	17,805
9,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	9,168
23,000	#	Miller Brewing Co., 4.250%, due 08/15/08	22,960
			49,933
		Chemicals: 0.0%
5,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	5,243
			5,243

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

		Diversified Financial Services: 0.3%
$5,604	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	$5,775
18,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	18,509
28,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	28,350
14,000		Citigroup Capital II, 7.750%, due 12/01/36	14,987
26,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	28,019
2,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	2,122
5,000	@@	Financiere CSFB NV, 2.688%, due 03/29/49	4,220
9,000	L	Ford Motor Credit Co., 5.700%, due 01/15/10	8,836
6,000	L	Ford Motor Credit Co., 7.000%, due 10/01/13	6,174
15,000		Goldman Sachs Group, Inc., 0.000%, due 03/02/10	15,000
12,000		JPM Capital Trust I, 7.540%, due 01/15/27	12,956
15,000		JPM Capital Trust II, 7.950%, due 02/01/27	16,174
20,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	20,146
25,418	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	25,778
9,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	10,081
			217,127
		Electric: 0.1%
22,000		Consumers Energy Co., 4.250%, due 04/15/08	21,951
10,000		Consumers Energy Co., 5.150%, due 02/15/17	9,935
18,000		Ohio Power Co., 6.375%, due 07/15/33	19,002
2,682	#	Power Contract Financing LLC, 5.200%, due 02/01/06	2,710
15,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	15,467
5,757		PPL Montana LLC, 8.903%, due 07/02/20	6,624
7,905	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	8,232
			83,921
		Food: 0.1%
10,000		Kroger Co., 7.250%, due 06/01/09	11,012
19,000		Safeway, Inc., 4.800%, due 07/16/07	19,156
11,000		SUPERVALU, Inc., 7.875%, due 08/01/09	12,412
26,000		Tyson Foods, Inc., 7.250%, due 10/01/06	27,304
			69,884
		Insurance: 0.1%
7,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	8,570
13,000		Prudential Financial, Inc., 4.104%, due 11/15/06	13,065
23,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	25,186
			46,821
		Media: 0.0%
20,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	19,579
13,000		COX Communications, Inc., 6.850%, due 01/15/18	13,829
			33,408
		Mining: 0.0%
18,000		WMC Finance USA, 5.125%, due 05/15/13	17,869
			17,869
		Oil and Gas: 0.1%
10,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	9,678
13,000	@@	Husky Energy, Inc., 6.150%, due 06/15/19	13,716
26,000	#	Pemex Project Funding Master Trust, 3.790%, due 06/15/10	26,974
11,000	#, L	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	13,981
8,000	#, L	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	8,150
12,000		Valero Energy Corp., 4.750%, due 06/15/13	11,868
13,000		Valero Energy Corp., 6.125%, due 04/15/07	13,533
			97,900

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

		Packaging and Containers: 0.0%
$15,000	#	Sealed Air Corp., 5.375%, due 04/15/08	$15,365
			15,365
		Pipelines: 0.0%
17,000		Duke Capital LLC, 4.331%, due 11/16/06	17,092
11,000		KN Capital Trust III, 7.630%, due 04/15/28	12,750
			29,842
		Real Estate: 0.1%
21,000		EOP Operating LP, 7.750%, due 11/15/07	22,799
16,000		Liberty Property LP, 5.125%, due 03/02/15	15,852
6,000		Liberty Property LP, 6.375%, due 08/15/12	6,493
2,000		Liberty Property LP, 6.950%, due 12/01/06	2,106
16,000		Liberty Property LP, 7.750%, due 04/15/09	17,823
			65,073
		Real Estate Investment Trusts: 0.1%
15,000		Simon Property Group LP, 4.875%, due 03/18/10	15,079
28,000		Simon Property Group LP, 6.375%, due 11/15/07	29,480
			44,559
		Retail: 0.0%
21,000		May Department Stores Co., 3.950%, due 07/15/07	20,814
			20,814
		Savings and Loans: 0.0%
13,000		Great Western Financial, 8.206%, due 02/01/27	14,153
			14,153
		Telecommunications: 0.1%
18,000		BellSouth Corp., 4.200%, due 09/15/09	17,831
10,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	10,109
11,000		Sprint Capital Corp., 6.875%, due 11/15/28	12,175
4,000		Sprint Capital Corp., 8.375%, due 03/15/12	4,794
13,000		Verizon Global Funding Corp., 7.250%, due 12/01/10	14,686
12,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	11,648
			71,243
		Transportation: 0.0%
11,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	11,795
			11,795
		Total Corporate Bonds/Notes
		(Cost $1,348,106)	1,362,075
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.6%
		Federal Home Loan Bank: 0.1%
70,000		3.250%, due 12/17/07	68,832
			68,832
		Federal Home Loan Mortgage Corporation: 0.8%
145,000		2.700%, due 03/16/07	142,088
150,000		4.500%, due 10/15/12	150,738
57,000		5.500%, due 04/01/33	57,428
118,000		5.500%, due 03/01/34	119,143
24,000	L	5.875%, due 03/21/11	25,548
71,960		6.000%, due 01/15/29	74,200
84,211		6.500%, due 01/01/24	88,131
			657,276

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

		Federal National Mortgage Association: 2.6%
$35,000	L	3.000%, due 08/15/07	$34,303
75,000	L	3.500%, due 01/28/08	74,084
105,000	L	3.875%, due 02/01/08	104,333
73,000	L	4.625%, due 10/15/13	73,215
135,000		5.000%, due 03/01/19	135,928
662,000		5.000%, due 03/15/34	652,483
75,000		5.250%, due 08/01/12	77,167
58,224		5.500%, due 02/01/18	59,705
49,000		5.500%, due 03/01/18	50,194
150,000		5.500%, due 03/15/33	151,266
71,586		6.000%, due 08/01/16	74,592
32,354		6.000%, due 07/01/17	33,713
45,511		6.000%, due 04/25/31	47,173
160,000		6.000%, due 03/15/34	164,150
28,866		6.500%, due 12/01/33	30,091
60,000		6.500%, due 03/15/34	62,494
35,000	L	6.625%, due 11/15/10	39,003
180,429		7.000%, due 12/01/27	190,664
21,097		7.000%, due 04/01/32	22,254
			2,076,812
		Government National Mortgage Association: 0.1%
17,693		6.500%, due 01/15/29	18,593
87,050		7.000%, due 02/15/28	92,382
			110,975
		Total U.S. Government Agency Obligations
		(Cost $2,915,075)	2,913,895
U.S. TREASURY OBLIGATIONS: 1.9%
		U.S. Treasury Bonds: 0.6%
125,000	L	5.375%, due 02/15/31	137,480
40,000	L	5.500%, due 08/15/28	43,986
76,000		6.000%, due 02/15/26	88,021
58,000		7.250%, due 05/15/16	72,008
55,000	S	10.375%, due 11/15/12	64,320
78,000	S	13.250%, due 05/15/14	105,873
			511,688
		U.S. Treasury Notes: 1.2%
38,000	L	1.125%, due 06/30/05	37,801
197,000	L	3.125%, due 01/31/07	195,430
65,000	L	3.375%, due 02/15/08	64,345
533,000	L	3.500%, due 02/15/10	521,383
58,000	L	4.000%, due 02/15/15	56,351
108,000	L	4.250%, due 08/15/14	107,043
9,000	L	5.000%, due 08/15/11	9,433
			991,786
		U.S. Treasury STRIP: 0.1%
84,000		4.700%, due 05/15/16	50,185
			50,185
		Total U.S. Treasury Obligations
		(Cost $1,561,179)	1,553,659
ASSET-BACKED SECURITIES: 0.3%
		Automobile Asset-Backed Securities: 0.1%
42,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	41,155
			41,155

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount		Value

	Credit Card Asset-Backed Securities: 0.1%
$15,000	Bank One Issuance Trust, 4.540%, due 09/15/10	$15,067
15,000	Capital One Master Trust, 4.900%, due 03/15/10	15,319
60,000	Chemical Master Credit Card Trust I, 7.090%, due 02/15/09	62,573
50,000	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	51,248
		144,207
	Other Asset-Backed Securities: 0.1%
32,000	Chase Funding Mortgage Loan Asset-Backed Certificates,
	2.734%, due 09/25/24	31,730
18,000	Chase Funding Mortgage Loan Asset-Backed Certificates,
	4.045%, due 05/25/33	17,940
		49,670
	Total Asset-Backed Securities
	(Cost $238,630)	235,032
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.2%
	Automobile Asset-Backed Securities: 0.0%
16,000	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	15,699
		15,699
	Commercial Mortgage-Backed Securities: 0.5%
11,000	COMM, 3.600%, due 03/10/39	10,719
121,000	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	119,632
11,000	CS First Boston Mortgage Securities Corp., 7.520%, due 04/14/62	12,534
58,000	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	61,625
140,000	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	155,190
8,000	JP Morgan Chase Commercial Mortgage Securities Corp.,
	4.223%, due 01/15/42	7,917
		367,617
	Whole Loan Collateralized Mortgage Obligations: 0.7%
27,273	Bank of America Mortgage Securities, 5.000%, due 12/25/18	27,290
16,571	Bank of America Mortgage Securities, 5.250%, due 11/25/19	16,764
26,058	Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	26,074
34,667	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	35,371
28,050	Countrywide Home Loan Mortgage Pass Through Trust,
	5.000%, due 11/25/18	28,068
92,000	CS First Boston Mortgage Securities Corp., 4.116%, due 10/25/33	91,369
73,000	GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	74,917
40,453	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	41,310
126,462	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	126,737
32,451	Prime Mortgage Trust, 5.250%, due 11/25/19	32,819
26,852	Thornburg Mortgage Securities Trust, 3.020%, due 09/25/34	26,914
		527,633
	Whole Loan Collateralized Support CMO: 0.0%
20,856	Bank of America Mortgage Securities, 5.500%, due 11/25/33	20,814
		20,814
	Total Collateralized Mortgage Obligations
	(Cost $941,483)	931,763
MUNICIPAL BONDS: 0.0%
	Municipal: 0.0%
5,000	City of New York, 5.000%, due 11/01/08	5,326
5,000	City of New York, 5.000%, due 11/01/11	5,451
10,000	City of New York, 5.000%, due 11/01/15	10,887
7,000	Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10	6,860
6,000	Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14	5,904
	Total Municipal Bonds
	(Cost $34,859)	34,428
	Total Long-Term Investments
	(Cost $66,527,957)	77,453,249

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 10.9%
	Commercial Paper: 2.2%
$900,000	Concord Minutemen Capital, 2.570%, due 03/09/06		$900,000
350,000	Concord Minutemen Capital, 2.590%, due 03/01/05		349,975
500,000	St. Germain, 2.560%, due 03/16/05		499,431
	Total Commercial Paper
	(Cost $1,749,467)		1,749,406
	Repurchase Agreement: 3.4%
2,752,000

Goldman Sachs Repurchase Agreement dated 02/28/05,
2.600%, due 03/01/05, $2,752,199 to be received upon
repurchase (Collateralized by $2,835,000 Federal Home Loan
Bank, 2.375%, Market Value plus accrued interest
$2,810,867, Due 02/15/06)

			2,752,001
	Total Repurchase Agreement
	(Cost $2,752,000)		2,752,001
	Securities Lending Collateralcc: 5.3%
4,274,916	The Bank of New York Institutional Cash Reserves Fund		4,274,916
	Total Securities Lending Collateral
	(Cost $4,274,916)		4,274,916
	Total Short-Term Investments
	(Cost $8,776,383)		8,776,323

	Total Investments In Securities
	(Cost $75,304,340)*	107.0%	$86,229,572
	Other Assets and Liabilities—Net	(7.0)	(5,665,324)
	Net Assets	100.0%	$80,564,248

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for futures, when-issued or delayed delivery securities held at February 28, 2005.
L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
*	Cost for federal income tax purposes is $76,129,922
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,865,282
	Gross Unrealized Depreciation	(765,632)
	Net Unrealized Appreciation	$10,099,650

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Growth Fund	as of February 28, 2005 (Unaudited)(continued)

Information concerning open futures contracts at February 28, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain(Loss)
Short Contracts
U.S. 5 Year Note	2	$216,250	03/31/2005	$2,505
U.S. 2 Year Note	1	208,203	04/05/2005	1,636
		$424,453		$4,141
Long Contracts
U.S. Long Bond	3	$337,031	06/30/2005	$(2,804)

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 46.6%
		Advertising: 0.0%
359		Catalina Marketing Corp.	$9,675
			9,675
		Aerospace/Defense: 0.8%
40	@	Armor Holdings, Inc.	1,597
4,600	@@	BAE Systems PLC	22,643
1,100		Boeing Co.	60,467
111	@	DRS Technologies, Inc.	4,585
102		EDO Corp.	3,244
1,960		Lockheed Martin Corp.	116,070
101	@	Moog, Inc.	4,505
1,234		Northrop Grumman Corp.	65,279
125	@	Teledyne Technologies, Inc.	3,823
650		United Technologies Corp.	64,922
			347,135
		Agriculture: 0.6%
2,660		Altria Group, Inc.	174,629
252	L	Dimon, Inc.	1,633
1,400	@@	Swedish Match AB	16,607
1,145		UST, Inc.	62,574
			255,443
		Airlines: 0.0%
213	@	Alaska Air Group, Inc.	6,041
2,600	@, @@	British Airways PLC	13,361
			19,402
		Apparel: 0.6%
70	@, L	Ashworth, Inc.	772
1,280	@	Coach, Inc.	71,078
140		K-Swiss, Inc.	4,340
1,220		Nike, Inc.	106,078
64	@	Quiksilver, Inc.	2,022
204		Stride Rite Corp.	2,652
181	@, L	Timberland Co.	12,605
760		VF Corp.	45,418
218		Wolverine World Wide, Inc.	4,851
			249,816
		Auto Manufacturers: 0.5%
8,360		Ford Motor Co.	105,754
6,000	@, @@	Isuzu Motors Ltd.	17,237
40		Oshkosh Truck Corp.	2,986
1,140		PACCAR, Inc.	85,796
200	@@	Peugeot SA	13,114
			224,887
		Auto Parts and Equipment: 0.0%
253	L	Modine Manufacturing Co.	8,235
			8,235

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 3.6%
400	@@	Alpha Bank AE	$15,394
510		Associated Banc-Corp.	16,351
100	@@, L	Banco Itau Holding Financeira SA ADR	8,666
300	@@	Banco Popular Espanol SA	20,802
2,200	@@	Banco Santander Central Hispano SA	27,237
8,740		Bank of America Corp.	407,722
1,200	@@	Bank of Ireland	20,079
645		Colonial Bancgroup, Inc.	13,139
1,100		Comerica, Inc.	62,788
120	L	Commerce Bancorp, Inc.	7,354
800	@@	Credit Agricole SA	23,753
1,000	@@	DBS Group Holdings Ltd.	9,146
1,500	@@	Depfa Bank PLC	24,600
59		East-West Bancorp, Inc.	2,122
222	@@	First Bancorp Puerto Rico	10,447
700	@@	Fortis	19,732
235	L	Fremont General Corp.	5,908
3,300	@@	HSBC Holdings PLC	55,136
2,520		KeyCorp	83,160
200	@@, L	Kookmin Bank ADR	9,218
3	@@	Mitsubishi Tokyo Financial Group, Inc.	27,553
3,125		National City Corp.	111,781
2,400	@@	Nordea AB	25,310
286		Republic Bancorp, Inc.	4,161
1,300	@@	Royal Bank of Scotland Group PLC	44,578
77		South Financial Group, Inc.	2,364
600	@@	St. George Bank Ltd.	11,632
3,000	@@	Sumitomo Trust & Banking Co. Ltd.	20,683
2,340		U.S. Bancorp	69,615
470	@@	UBS AG	40,916
50	L	UCBH Holdings, Inc.	2,070
4,000	@@	UniCredito Italiano S.p.A.	23,366
4,410		Wachovia Corp.	233,774
2,190		Wells Fargo & Co.	130,042
50		Whitney Holding Corp.	2,215
			1,592,814
		Beverages: 0.6%
440	@@	Coca Cola Hellenic Bottling Co. SA	11,960
3,130		Coca-Cola Co.	133,964
220		Molson Coors Brewing Co.	15,297
2,180		PepsiCo, Inc.	117,415
			278,636
		Biotechnology: 0.3%
1,640	@	Amgen, Inc.	101,040
139	@	Arqule, Inc.	695
268	@	Charles River Laboratories Intl., Inc.	12,355
			114,090
		Building Materials: 0.1%
45		Florida Rock Industries, Inc.	2,888
200	@@	Lafarge SA	20,864
50	L	Simpson Manufacturing Co., Inc.	1,727
69		Texas Industries, Inc.	4,602
			30,081
		Chemicals: 0.8%
112		Arch Chemicals, Inc.	3,201
1,260		Dow Chemical Co.	69,489
200	@@	DSM NV	14,236
1,320		E.I. du Pont EI de Nemours & Co.	70,356
223	@, L	FMC Corp.	11,007
95		Georgia Gulf Corp.	5,017

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

803	L	Lyondell Chemical Co.	$27,182
7,000	@@	Mitsubishi Chemical Corp.	23,757
115	@	OM Group, Inc.	3,666
211	@	Omnova Solutions, Inc.	994
380	@	PolyOne Corp.	3,458
1,120		PPG Industries, Inc.	80,583
1,020		Sherwin-Williams Co.	45,186
			358,132
		Coal: 0.0%
79		Massey Energy Co.	3,443
95		Peabody Energy Corp.	9,224
			12,667
		Commercial Services: 0.6%
512		Adesa, Inc.	11,556
140		Administaff, Inc.	1,876
349	@	Alliance Data Systems Corp.	13,768
100	@, W	ChoicePoint, Inc.	4,030
74	@	Consolidated Graphics, Inc.	3,852
1,000	@@	Dai Nippon Printing Co., Ltd.	16,890
377	@	Education Management Corp.	11,054
860		Equifax, Inc.	26,135
1,120		H&R Block, Inc.	59,696
101	@	Heidrick & Struggles Intl., Inc.	3,448
288	@	Korn/Ferry Intl.	5,524
206	@, L	Labor Ready, Inc.	3,869
130		Manpower, Inc.	5,681
2,020		McKesson Corp.	75,426
140	@	Parexel Intl. Corp.	3,139
64	@	Pharmaceutical Product Development, Inc.	2,730
80		Pre-Paid Legal Services, Inc.	2,800
5,500	@@	Rentokil Initial PLC	16,737
482	@, L	Sotheby’s Holdings	8,589
308	@, L	Valassis Communications, Inc.	11,522
50	@, L	Vertrue, Inc.	1,945
			290,267
		Computers: 2.7%
175		Agilysys, Inc.	3,301
3,200	@	Apple Computer, Inc.	143,552
70	@	Brooktrout, Inc.	904
102	@	CACI Intl., Inc.	5,504
79	@	Catapult Communications Corp.	1,896
198	@	Cognizant Technology Solutions Corp.	9,352
6,390	@	Dell, Inc.	256,175
105		Diebold, Inc.	5,604
125	@, L	DST Systems, Inc.	5,936
9,740	@	EMC Corp.	123,308
52		FactSet Research Systems, Inc.	1,715
3,000	@@	Fujitsu Ltd.	19,730
4,200		Hewlett-Packard Co.	87,360
3,760		International Business Machines Corp.	348,102
517	L	Jack Henry Associates, Inc.	10,262
30	@, L	Kronos, Inc.	1,675
130	@	Micros Systems, Inc.	4,216
101		MTS Systems Corp.	3,050
2,340	@, L	Network Appliance, Inc.	70,223
379		Reynolds & Reynolds Co.	10,487
243	@	SanDisk Corp.	6,532
466	@, L	Storage Technology Corp.	14,819
20,220	@, L	Sun Microsystems, Inc.	85,328
			1,219,031

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 1.1%
3,240		Gillette Co.	$162,810
5,980		Procter & Gamble Co.	317,478
			480,288
		Distribution/Wholesale: 0.2%
125		CDW Corp.	7,184
69		Hughes Supply, Inc.	2,115
152		Owens & Minor, Inc.	4,242
59		SCP Pool Corp.	2,008
2,000	@@	Sumitomo Corp.	18,159
303	@	Tech Data Corp.	12,420
40	@, L	United Stationers, Inc.	1,759
640		W.W. Grainger, Inc.	40,180
			88,067
		Diversified Financial Services: 2.6%
1,640		American Express Co.	88,806
650	@, L	AmeriCredit Corp.	15,314
760		Bear Stearns Cos., Inc.	75,620
1,400		CIT Group, Inc.	56,490
6,850		Citigroup, Inc.	326,881
2,920		Countrywide Financial Corp.	101,470
600	@@	Credit Saison Co. Ltd.	21,338
2,280	@	E*TRADE Financial Corp.	30,256
1,250		Fannie Mae	73,075
2,400		Freddie Mac	148,800
147		Legg Mason, Inc.	11,854
0		Lehman Brothers Holdings, Inc.	0
1,220		Merrill Lynch & Co., Inc.	71,468
1,440		Morgan Stanley	81,317
2,020	@, W, L	Providian Financial Corp.	34,643
384		Raymond James Financial, Inc.	11,697
102	L	SWS Group, Inc.	1,842
			1,150,871
		Diversified Operations: 0.0%
300	@@, #	Reliance Industries Ltd. GDR	7,854
			7,854
		Electric: 1.3%
4,480	@	AES Corp.	74,995
800	@@	Chubu Electric Power Co., Inc.	19,171
1,180		Constellation Energy Group, Inc.	60,735
562		DPL, Inc.	14,320
4,080		Duke Energy Corp.	110,118
300	@@	E.ON AG	27,048
7,300		Electricidade de Portugal SA	21,456
2,800	@@	Enel S.p.A.	27,004
604	L	Energy East Corp.	15,535
860		Exelon Corp.	39,010
700	@@	Kyushu Electric Power Co., Inc.	15,208
166	W	Scana Corp.	6,315
920	L	Southern Co.	29,550
1,260		TXU Corp.	96,075
476		Westar Energy, Inc.	10,938
176		Wisconsin Energy Corp.	6,111
			573,589
		Electrical Components and Equipment: 0.2%
285	@	Energizer Holdings, Inc.	16,881
50	@@	Samsung Electronics Co. Ltd. GDR	12,910
2,000	@@	Sumitomo Electric Industries Ltd.	22,104

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

5,000	@@	Toshiba Corp.	$21,994
			73,889
		Electronics: 0.3%
170		Brady Corp.	5,885
79	@	Dionex Corp.	4,547
80	@, L	FLIR Systems, Inc.	2,500
900	@@	Koninklijke Philips Electronics NV	24,997
170	@	Paxar Corp.	3,983
940		PerkinElmer, Inc.	20,849
1,060	@	Thermo Electron Corp.	29,109
359	@	Thomas & Betts Corp.	11,158
59	@, L	Trimble Navigation Ltd.	2,125
213	@, L	Varian, Inc.	9,084
51		Woodward Governor Co.	3,733
			117,970
		Engineering and Construction: 0.0%
79	@, L	Emcor Group, Inc.	3,810
4,000	@@	Taisei Corp.	14,834
			18,644
		Entertainment: 0.1%
101	@	Argosy Gaming Co.	4,663
253		International Speedway Corp.	13,485
1,200	@@	TABCorp. Holdings Ltd.	16,480
			34,628
		Environmental Control: 0.0%
223		Republic Services, Inc.	7,071
49	@, L	Waste Connections, Inc.	1,670
			8,741
		Food: 0.8%
3,840		Archer-Daniels-Midland Co.	92,544
212		Corn Products Intl., Inc.	5,930
557		Hormel Foods Corp.	17,351
2,180		Kellogg Co.	95,919
1,900	@, @@	Koninklijke Ahold NV	17,197
69		Nash Finch Co.	2,733
102	@	Ralcorp Holdings, Inc.	4,748
562		Tyson Foods, Inc.	9,565
2,600	@@	Unilever PLC	24,932
90		Whole Foods Market, Inc.	9,254
1,216	L	Wm. Wrigley Jr. Co.	80,937
			361,110
		Forest Products and Paper: 0.1%
478		MeadWestvaco Corp.	14,990
3	@@	Nippon Paper Group, Inc.	14,707
91		Pope & Talbot, Inc.	1,474
208		Potlatch Corp.	9,599
219		Wausau-Mosinee Paper Corp.	3,303
			44,073
		Gas: 0.2%
150		Atmos Energy Corp.	4,136
64		Energen Corp.	4,128
1,460	L	Sempra Energy	58,399
256		UGI Corp.	11,456
314	L	WGL Holdings, Inc.	9,640
			87,759

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Hand/Machine Tools: 0.1%
580		Black & Decker Corp.	$48,094
			48,094
		Healthcare-Products: 1.6%
1,420		Becton Dickinson & Co.	85,015
45		Cooper Cos., Inc.	3,706
482	@	Cytyc Corp.	10,990
82		Datascope Corp.	2,885
293		Dentsply Intl., Inc.	16,106
300	@@	Fresenius Medical Care AG	26,825
106	@	Haemonetics Corp.	4,397
248		Hillenbrand Industries, Inc.	13,990
40	@	Idexx Laboratories, Inc.	2,218
154	@	Immucor, Inc.	4,575
6,360		Johnson & Johnson	417,217
1,520		Medtronic, Inc.	79,222
191	@, L	Patterson Cos., Inc.	9,477
35	@	ResMed, Inc.	2,063
106	@	Respironics, Inc.	6,122
142	@	Sola Intl., Inc.	3,950
522	@	Varian Medical Systems, Inc.	18,755
65		Vital Signs, Inc.	2,670
			710,183
		Healthcare-Services: 1.2%
720		Aetna, Inc.	105,134
90	@	Amedisys, Inc.	2,875
150	@	AMERIGROUP Corp.	5,979
140	@	Centene Corp.	4,670
278	@, W	Covance, Inc.	12,151
329	@	Coventry Health Care, Inc.	20,760
122	@	Gentiva Health Services, Inc.	2,054
1,000	@	Humana, Inc.	33,270
359	@	Lincare Holdings, Inc.	14,568
278	@	PacifiCare Health Systems, Inc.	17,647
69	@	Pediatrix Medical Group, Inc.	4,729
90	@	RehabCare Group, Inc.	2,583
90	@	Sierra Health Services, Inc.	5,540
2,020		UnitedHealth Group, Inc.	184,144
1,120	@	WellPoint, Inc.	136,708
			552,812
		Holding Companies-Diversified: 0.0%
5,000	@@	Citic Pacific Ltd.	14,497
			14,497
		Home Builders: 0.1%
354		DR Horton, Inc.	15,490
30	@	Meritage Homes Corp.	2,197
10	@, L	NVR, Inc.	7,923
			25,610
		Home Furnishings: 0.1%
178		Fedders Corp.	548
208		Harman Intl. Industries, Inc.	23,331
2,000	@@	Matsushita Electric Industrial Co., Ltd.	29,984
			53,863
		Household Products/Wares: 0.1%
421		American Greetings Corp.	10,369

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

349		Church & Dwight, Inc.	$12,345
74	@	Fossil, Inc.	1,909
			24,623
		Housewares: 0.0%
64		Toro Co.	5,549
			5,549
		Insurance: 2.6%
1,500	@@	AEGON NV	21,651
396		American Financial Group, Inc.	12,074
3,360		American Intl. Group, Inc.	224,447
1,080		Chubb Corp.	85,439
900		CIGNA Corp.	81,720
110		Delphi Financial Group, Inc.	4,904
80	@@	Everest Re Group Ltd.	6,950
258		Fidelity National Financial, Inc.	11,414
79		LandAmerica Financial Group, Inc.	4,324
11,100	@@	Legal & General Group PLC	25,158
203		Leucadia National Corp.	6,803
1,200		Lincoln National Corp.	56,220
1,132		Loews Corp.	80,689
3,020		MetLife, Inc.	123,940
89	L	MGIC Investment Corp.	5,584
2,000	@@	Mitsui Sumitomo Insurance Co. Ltd.	17,872
416	@	Ohio Casualty Corp.	10,038
482		PMI Group, Inc.	19,401
1,129		Principal Financial Group, Inc.	44,054
110	@	ProAssurance Corp.	4,455
2,160		Prudential Financial, Inc.	123,120
1,800	@@	QBE Insurance Group Ltd.	21,782
359		Radian Group, Inc.	17,350
740		Safeco Corp.	35,291
101		Selective Insurance Group, Inc.	4,647
3,400	@@	Skandia Forsakrings AB	18,228
150		StanCorp Financial Group, Inc.	13,064
80		Stewart Information Services Corp.	3,199
190	@@	Swiss Reinsurance Co.	13,989
160		UICI	4,387
339		W.R. Berkley Corp.	17,411
79	L	Zenith National Insurance Corp.	4,000
120	@, @@	Zurich Financial Services AG	22,155
			1,145,760
		Internet: 0.5%
1,680	@	eBay, Inc.	71,971
665	@	McAfee, Inc.	15,381
110	@	PC-Tel, Inc.	831
3,920	@, L	Symantec Corp.	86,280
211	@	Verity, Inc.	2,500
79	@	Websense, Inc.	4,728
1,800	@	Yahoo!, Inc.	58,086
			239,777
		Iron/Steel: 0.1%
800	@@	Arcelor	19,878
800	@@	JFE Holdings, Inc.	24,687
			44,565
		Leisure Time: 0.1%
110		Arctic Cat, Inc.	2,981
780		Carnival Corp.	42,416
155	L	Nautilus Group, Inc.	3,435
106	L	Polaris Industries, Inc.	7,398
			56,230

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Lodging: 0.3%
482	@	Caesars Entertainment, Inc.	$9,669
258	@, L	Mandalay Resort Group	18,284
1,340		Marriott Intl., Inc.	85,894
550		Starwood Hotels & Resorts Worldwide, Inc.	31,482
			145,329
		Machinery-Diversified: 0.3%
130		Albany Intl. Corp.	4,193
130		Applied Industrial Technologies, Inc.	3,682
50		Cognex Corp.	1,385
320		Cummins, Inc.	23,491
120	@	Gerber Scientific, Inc.	769
349		Graco, Inc.	13,492
59	L	IDEX Corp.	2,331
1,220		Rockwell Automation, Inc.	75,822
110	@	Zebra Technologies Corp.	5,486
			130,651
		Media: 1.2%
2,920	@	Comcast Corp.	95,046
1,020		McGraw-Hill Cos., Inc.	93,687
1,300	@@	Mediaset S.p.A.	18,331
3,360		News Corp.	55,910
2,100	@@	Reed Elsevier PLC	21,376
74		Thomas Nelson, Inc.	1,621
5,880	@	Time Warner, Inc.	101,312
2,100		Viacom, Inc.	73,290
2,540		Walt Disney Co.	70,968
20		Washington Post Co.	17,960
			549,501
		Metal Fabricate/Hardware: 0.0%
120		Kaydon Corp.	3,768
50		Lawson Products, Inc.	2,327
140		Mueller Industries, Inc.	4,407
100		Precision Castparts Corp.	7,526
95	L	Timken Co.	2,689
			20,717
		Mining: 0.3%
800	@@	Anglo American PLC	19,962
1,600	@@	BHP Billiton Ltd.	24,520
660		Phelps Dodge Corp.	70,256
105	@	RTI Intl. Metals, Inc.	2,846
			117,584
		Miscellaneous Manufacturing: 2.1%
2,360		3M Co.	198,098
110		AptarGroup, Inc.	5,678
416	L	Donaldson Co., Inc.	13,266
13,830		General Electric Co.	486,816
1,220		Honeywell Intl., Inc.	46,323
223		Lancaster Colony Corp.	9,502
390		Pentair, Inc.	16,162
50		Roper Industries, Inc.	3,230
223		Teleflex, Inc.	11,230
790		Textron, Inc.	61,107
2,520	@@	Tyco Intl. Ltd.	84,370
			935,782

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 4.3%
600	L	Amerada Hess Corp.	$60,240
1,260		Anadarko Petroleum Corp.	96,844
5,100	@@	BP PLC	55,191
1,880		Burlington Resources, Inc.	93,304
4,640		ChevronTexaco Corp.	288,051
283	@, L	Cimarex Energy Co.	11,510
1,840		ConocoPhillips	204,038
2,160		Devon Energy Corp.	101,066
10,780		Exxon Mobil Corp.	682,483
130		Frontier Oil Corp.	4,168
50	@@	LUKOIL ADR	6,988
292		Murphy Oil Corp.	29,212
253		Noble Energy, Inc.	17,113
200	@@	Norsk Hydro ASA	17,327
74		Patina Oil & Gas Corp.	2,979
79	@	Petroleum Development Corp.	3,463
130	@	Remington Oil & Gas Corp.	4,332
1,200	@@	Repsol YPF SA	32,770
6,200	@@	Shell Transport & Trading Co. PLC	58,363
40	@	Southwestern Energy Co.	2,440
101	@	Stone Energy Corp.	5,073
480		Sunoco, Inc.	47,568
200	@@	Total SA	47,664
1,320	L	Valero Energy Corp.	94,037
			1,966,224
		Oil and Gas Services: 0.1%
120	@	Cal Dive Intl., Inc.	6,094
161		Smith Intl., Inc.	10,346
441	@	Weatherford Intl. Ltd.	26,287
			42,727
		Packaging and Containers: 0.1%
660		Ball Corp.	29,304
181	L	Sonoco Products Co.	5,263
			34,567
		Pharmaceuticals: 2.0%
235	L	Alpharma, Inc.	3,083
740		Amerisourcebergen Corp.	44,326
349	@	Barr Laboratories, Inc.	16,661
1,940		Cardinal Health, Inc.	113,588
2,440	@	Caremark Rx, Inc.	93,403
1,500		Eli Lilly & Co.	84,000
59	L	Medicis Pharmaceutical Corp.	2,038
2,750		Merck & Co., Inc.	87,175
200	@@	Merck KGaA	15,426
90		Natures Sunshine Products, Inc.	1,734
74	@, L	NBTY, Inc.	1,871
9,750		Pfizer, Inc.	256,329
390	@@	Roche Holding AG	41,219
700	@@	Sankyo Co., Ltd.	15,881
500	@@	Sanofi-Aventis	39,962
140	@, L	Sepracor, Inc.	9,026
600	@@	Takeda Pharmaceutical Co. Ltd.	28,856
400	@@	UCB SA	20,134
			874,712
		Pipelines: 0.0%
421		National Fuel Gas Co.	11,923
120		Questar Corp.	6,362
			18,285

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Real Estate: 0.0%
2,000	@@	Cheung Kong Holdings Ltd.	$18,952
			18,952
		Real Estate Investment Trusts: 1.8%
2,875		Acadia Realty Trust	45,712
100	@	Alexander’s, Inc.	23,910
450		Alexandria Real Estate Equities, Inc.	30,141
525		Archstone-Smith Trust	17,761
375		Avalonbay Communities, Inc.	26,063
525		Boston Properties, Inc.	31,395
400		CBL & Associates Properties, Inc.	29,804
550		CenterPoint Properties Trust	24,068
1,375		Corporate Office Properties Trust Sbi MD	36,368
711		Developers Diversified Realty Corp.	29,741
750	L	Equity Office Properties Trust	22,628
800		Equity Residential	26,248
200	L	Essex Property Trust, Inc.	14,416
900	@, L	FelCor Lodging Trust, Inc.	11,286
675		General Growth Properties, Inc.	23,558
420		Gramercy Capital Corp.	9,240
2,275		Host Marriott Corp.	36,354
1,315		Innkeepers USA Trust	17,555
350		iStar Financial, Inc.	14,872
500	L	Kimco Realty Corp.	26,555
900		LaSalle Hotel Properties	27,126
1,125	@	Meristar Hospitality Corp.	8,258
750		National Health Investors, Inc.	19,485
1,200	L	Nationwide Health Properties, Inc.	24,828
135	L	New Century Financial Corp.	6,847
800		Newcastle Investment Corp.	24,672
800	L	ProLogis	31,808
300	L	PS Business Parks, Inc.	12,450
600	L	Public Storage, Inc.	32,735
375		Rayonier, Inc.	18,000
875		Reckson Associates Realty Corp.	26,731
550		Regency Centers Corp.	28,050
450	S	Simon Property Group, Inc.	27,882
475	L	SL Green Realty Corp.	26,781
850		United Dominion Realty Trust, Inc.	18,785
			832,113
		Retail: 3.7%
339		Abercrombie & Fitch Co.	18,204
359	@	Aeropostale, Inc.	11,452
308		American Eagle Outfitters, Inc.	16,672
369	@	Barnes & Noble, Inc.	12,605
1,700		Best Buy Co., Inc.	91,834
101		Cato Corp.	3,004
40	@	CEC Entertainment, Inc.	1,548
260	@, L	Chico’s FAS, Inc.	7,657
542		Claire’s Stores, Inc.	12,471
2,240		Costco Wholesale Corp.	104,362
960		Darden Restaurants, Inc.	25,728
1,100	@@	Enterprise Inns PLC	15,860
201	@	GameStop Corp.	3,932
4,520		Gap, Inc.	96,412
5,740		Home Depot, Inc.	229,715
242	@	J. Jill Group, Inc.	3,497

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

1,920		J.C. Penney Co., Inc. Holding Co.	$85,421
135	@	Jack in The Box, Inc.	4,847
400	@@	Lawson, Inc.	15,271
1,020		Lowe’s Cos., Inc.	59,956
1,200	@@	Marui Co. Ltd.	15,773
4,460		McDonald’s Corp.	147,537
132	@	Men’s Wearhouse, Inc.	4,642
542		Michaels Stores, Inc.	17,284
532	@	Payless Shoesource, Inc.	6,235
30	@, L	PF Chang’s China Bistro, Inc.	1,644
67	@	Sonic Corp.	2,257
2,620		Staples, Inc.	82,582
180	@	Stein Mart, Inc.	3,746
1,100		Target Corp.	55,902
140	@	Too, Inc.	3,718
5,600		Wal-Mart Stores, Inc.	289,015
3,660		Walgreen Co.	156,758
800		Wendy’s Intl., Inc.	30,280
54	@	Zale Corp.	1,607
			1,639,428
		Savings and Loans: 0.0%
134	@	BankUnited Financial Corp.	3,792
30		Downey Financial Corp.	1,880
			5,672
		Semiconductors: 0.7%
451	@, L	Cree, Inc.	10,608
130	@	DSP Group, Inc.	3,273
8,200		Intel Corp.	196,635
588	@, L	Lam Research Corp.	18,487
308		Microchip Technology, Inc.	8,458
540	@	Qlogic Corp.	21,757
1,000	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,120
2,400		Texas Instruments, Inc.	63,527
			331,865
		Software: 1.8%
1,360		Adobe Systems, Inc.	83,979
254	@	Advent Software, Inc.	4,486
120	@	Altiris, Inc.	3,508
125	@	Ansys, Inc.	4,495
35	@, L	Avid Technology, Inc.	2,342
1,480	@	BMC Software, Inc.	22,126
40	@, L	Cerner Corp.	2,084
2,000	@	Compuware Corp.	13,520
242	@	Digi Intl., Inc.	3,654
283	@	Dun & Bradstreet Corp.	17,393
190	@	eFunds Corp.	4,226
324	@, L	FileNet Corp.	7,588
120	@, L	Hyperion Solutions Corp.	6,058
130		Inter-Tel, Inc.	3,574
106	@	MapInfo Corp.	1,392
14,340		Microsoft Corp.	361,080
15,100	@	Oracle Corp.	194,940
1,620	@, L	Parametric Technology Corp.	9,315
110	@	Phoenix Technologies Ltd.	1,096
166	@	Progress Software Corp.	3,843
150	@@	SAP AG	24,378
426		SEI Investments Co.	15,745
552	@	Sybase, Inc.	10,400
263	@	Transaction Systems Architects, Inc.	6,149
572	@	Wind River Systems, Inc.	7,699
			815,070

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 2.5%	$165,880
2,900		Alltel Corp.	1,502
40	@, L	Anixter Intl., Inc.	603
80	@, L	Boston Communications Group	286,385
16,440	@	Cisco Systems, Inc.	1,904
40	@	Commonwealth Telephone Enterprises, Inc.	6,450
426	@, L	Commscope, Inc.	41,860
2,000	@@	Deutsche Telekom AG	27,207
900	@, @@	France Telecom SA	1,502
130		Harris Corp.	8,671
1,220	@@	Hellenic Telecommunications Organization SA	23,659
3,030		Motorola, Inc.	47,450
4	@@	Nippon Telegraph & Telephone Corp.	17,417
1,600	@@	Nokia Oyj	25,896
5,000	@@	Oki Electric Industry Co., Ltd.	21,808
660	@	Polycom, Inc.	10,685
2,240		QUALCOMM, Inc.	80,886
1,000		Scientific-Atlanta, Inc.	30,900
600	@@	TDC A/S	26,984
7,400	@@	Telecom Italia S.p.A.	28,770
1,000	@@	Telekom Austria AG	19,909
400	@@	Telekomunikasi Indonesia Tbk PT ADR	7,684
120	L	Telephone & Data Systems, Inc.	10,500
6,480		Verizon Communications, Inc.	233,086
			1,126,096
		Textiles: 0.0%
100	@, L	Mohawk Industries, Inc.	8,974
			8,974
		Toys/Games/Hobbies: 0.1%
69	@	Department 56, Inc.	1,140
1,080		Hasbro, Inc.	22,809
140	@, L	Jakks Pacific, Inc.	2,768
26,717			26,717
		Transportation: 0.6%
130		C.H. Robinson Worldwide, Inc.	7,124
258		CNF, Inc.	11,834
1,100	@@	Deutsche Post AG	26,525
3	@@	East Japan Railway Co.	16,016
165	@	EGL, Inc.	5,239
155	L	Expeditors Intl. Washington, Inc.	8,604
1,280		FedEx Corp.	125,159
90	@	Forward Air Corp.	3,985
79		Heartland Express, Inc.	1,628
141	@	Landstar System, Inc.	4,946
2,000	@@	Mitsui O.S.K. Lines Ltd.	13,736
110	@	Offshore Logistics, Inc.	3,620
208		Overseas Shipholding Group, Inc.	13,545
107	@, L	Yellow Roadway Corp.	6,179
			248,140
		Water: 0.0%
1,200	@@	Severn Trent PLC	21,066
			21,066
		Total Common Stock
		(Cost $17,439,873)	20,889,529

PREFERRED STOCK: 0.3%
		Banks: 0.2%
10	@, #	DG Funding Trust	109,125
			109,125

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 0.1%
1,275	@	National Rural Utilities Cooperative Finance Corp.	$31,756
			31,756
		Total Preferred Stock
		(Cost $140,690)	140,881

Principal
Amount			Value

CORPORATE BONDS/NOTES: 9.3%
		Auto Manufacturers: 0.1%
$32,000	L	Ford Motor Co., 7.450%, due 07/16/31	$30,941
19,000	L	General Motors Corp., 8.375%, due 07/15/33	18,714
			49,655
		Banks: 3.0%
30,000	@@, L	Australia & New Zealand Banking Group Ltd., 2.400%, due 10/29/49	26,462
22,000	@@	Banco Bradesco SA/Cayman Islands, 8.750%, due 10/24/13	24,310
37,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA, 2.800%, due 12/09/09	36,762
27,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	30,772
40,000	@@	Bank of Ireland, 2.770%, due 12/29/49	35,128
20,000	@@	Bank of Nova Scotia, 3.255%, due 08/31/85	16,633
53,000		BankAmerica Capital II, 8.000%, due 12/15/26	57,853
30,000	@@, #, L	Danske Bank A/S, 5.914%, due 12/29/49	31,746
40,000	@@	Den Norske Bank ASA, 3.250%, due 08/29/49	34,100
38,000	@@, #	HBOS Capital Funding LP, 6.071%, due 06/30/49	40,842
110,000	@@, C	HSBC Bank PLC, 2.839%, due 06/29/49	96,474
60,000	@@	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	53,884
70,000	@@	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	60,761
60,000	#	M&T Bank Corp., 3.850%, due 04/01/13	58,788
40,000		Mellon Capital I, 7.720%, due 12/01/26	43,036
40,000	@@	National Australia Bank Ltd., 2.361%, due 10/29/49	35,292
70,000	@@	National Westminster Bank PLC, 2.563%, due 11/29/49	60,310
20,000		NB Capital Trust, 7.830%, due 12/15/26	21,298
18,000		NB Capital Trust IV, 8.250%, due 04/15/27	19,835
50,000	@@, #	Rabobank Capital Funding II, 5.260%, due 12/29/49	50,763
100,000	@@, #	Rabobank Capital Funding Trust, 5.254%, due 12/29/49	99,652
60,000	@@	Royal Bank of Canada, 2.750%, due 06/29/85	51,297
20,000	@@	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	17,799
20,000	@@, C	Societe Generale, 2.719%, due 11/29/49	17,390
50,000	@@, C	Standard Chartered PLC, 2.813%, due 11/29/49	41,882
100,000	@@, C	Standard Chartered PLC, 2.838%, due 12/29/49	84,000
41,000		U.S. Bankcorp, 8.090%, due 11/15/26	44,343
30,000	@@	Westpac Banking Corp., 2.338%, due 09/30/49	25,659
120,000	#	Westpac Capital Trust IV, 5.256%, due 12/29/49	118,450
			1,335,521
		Beverages: 0.3%
44,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	52,228
23,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	23,429
67,000	#, S	Miller Brewing Co., 4.250%, due 08/15/08	66,883
			142,540
		Chemicals: 0.0%
18,000	@@, #, S	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	18,874
			18,874

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 1.7%
$16,813	@@, #, S	Arcel Finance Ltd., 5.984%, due 02/01/09	$17,325
53,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	54,499
85,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	86,062
40,000		Citigroup Capital II, 7.750%, due 12/01/36	42,820
75,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	80,825
6,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	6,367
25,000	@@	Financiere CSFB NV, 2.688%, due 03/29/49	21,102
25,000	L	Ford Motor Credit Co., 5.700%, due 01/15/10	24,544
19,000	L	Ford Motor Credit Co., 7.000%, due 10/01/13	19,552
46,000		Goldman Sachs Group Inc, 0.000%, due 03/02/10	46,000
37,000		JPM Capital Trust I, 7.540%, due 01/15/27	39,947
44,000		JPM Capital Trust II, 7.950%, due 02/01/27	47,443
58,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	58,425
77,102	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	78,193
100,000	XX	Preferred Term Securities XII, 2.960%, due 03/23/35	99,999
26,000	@@	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	29,123
			752,226
		Electric: 0.6%
65,000	S	Consumers Energy Co., 4.250%, due 04/15/08	64,859
30,000		Consumers Energy Co., 5.150%, due 02/15/17	29,804
54,000		Ohio Power Co., 6.375%, due 07/15/33	57,006
6,705	#, S	Power Contract Financing LLC, 5.200%, due 02/01/06	6,774
44,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	45,369
15,627		PPL Montana LLC, 8.903%, due 07/02/20	17,981
25,691	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	26,752
			248,545
		Food: 0.5%
30,000		Kroger Co., 7.250%, due 06/01/09	33,037
56,000	S	Safeway, Inc., 4.800%, due 07/16/07	56,461
34,000		SUPERVALU, Inc., 7.875%, due 08/01/09	38,364
76,000		Tyson Foods, Inc., 7.250%, due 10/01/06	79,810
			207,672
		Insurance: 0.3%
19,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	23,261
40,000		Prudential Financial, Inc., 4.104%, due 11/15/06	40,201
67,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	73,366
			136,828
		Media: 0.2%
59,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	57,757
38,000		COX Communications, Inc., 6.850%, due 01/15/18	40,425
			98,182
		Mining: 0.1%
53,000	@@	WMC Finance USA, 5.125%, due 05/15/13	52,615
			52,615
		Oil and Gas: 0.6%
28,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	27,097
40,000		Husky Energy, Inc., 6.150%, due 06/15/19	42,204
78,000	#	Pemex Project Funding Master Trust, 3.790%, due 06/15/10	80,926
33,000	#, L	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	41,943
23,000	@@, #, L	Tengizchevroil Finance SARL, 6.124%, due 11/15/14	23,431
34,000		Valero Energy Corp., 4.750%, due 06/15/13	33,625
35,000		Valero Energy Corp., 6.125%, due 04/15/07	36,434
			285,660

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Packaging and Containers: 0.1%
$45,000	#, S	Sealed Air Corp., 5.375%, due 04/15/08	$46,094
			46,094
		Pipelines: 0.2%
52,000		Duke Capital LLC, 4.331%, due 11/16/06	52,281
32,000		KN Capital Trust III, 7.630%, due 04/15/28	37,090
			89,371
		Real Estate: 0.5%
62,000		EOP Operating LP, 7.750%, due 11/15/07	67,314
46,000		Liberty Property LP, 5.125%, due 03/02/15	45,573
17,000		Liberty Property LP, 6.375%, due 08/15/12	18,398
5,000		Liberty Property LP, 6.950%, due 12/01/06	5,265
46,000	S	Liberty Property LP, 7.750%, due 04/15/09	51,240
200,000		Toll Road Investors LP, 13.200%, due 02/15/45	31,488
			219,278
		Real Estate Investment Trusts: 0.3%
44,000		Simon Property Group LP, 4.875%, due 03/18/10	44,231
85,000		Simon Property Group LP, 6.375%, due 11/15/07	89,493
			133,724
		Retail: 0.1%
62,000	S	May Department Stores Co., 3.950%, due 07/15/07	61,450
			61,450
		Savings and Loans: 0.1%
38,000		Great Western Financial, 8.206%, due 02/01/27	41,371
			41,371
		Telecommunications: 0.5%
53,000		BellSouth Corp., 4.200%, due 09/15/09	52,504
30,000	+, S	Sprint Capital Corp., 4.780%, due 08/17/06	30,328
33,000		Sprint Capital Corp., 6.875%, due 11/15/28	36,525
10,000		Sprint Capital Corp., 8.375%, due 03/15/12	11,984
37,000		Verizon Global Funding Corp., 7.250%, due 12/01/10	41,797
35,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	33,973
			207,111
		Transportation: 0.1%
35,000	@@, #	MISC Capital Ltd., 6.125%, due 07/01/14	37,529
			37,529
		Total Corporate Bonds/Notes
		(Cost $4,123,044)	4,164,246
U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.6%
		Federal Home Loan Bank: 0.5%
215,000		3.250%, due 12/17/07	211,411
			211,411
		Federal Home Loan Mortgage Corporation: 5.4%
434,000		2.700%, due 03/16/07	425,284
411,000		4.500%, due 10/15/12	413,024
98,968		4.500%, due 04/01/14	98,258
26,000		5.500%, due 03/15/19	26,658
170,000		5.500%, due 04/01/33	171,275
74,000	L	5.875%, due 03/21/11	78,774
44,360		6.000%, due 12/01/28	45,663

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount			Value

$191,414		6.000%, due 01/15/29	$197,371
782,000		6.500%, due 03/15/34	814,502
141,334		7.000%, due 11/01/31	149,054
			2,419,863
		Federal National Mortgage Association: 12.2%
100,000	L	3.000%, due 08/15/07	98,008
200,000	L	3.500%, due 01/28/08	197,558
329,000	L	3.875%, due 02/01/08	326,911
229,000		4.625%, due 10/15/13	229,674
462,000		5.000%, due 03/01/19	465,175
1,717,000		5.000%, due 03/15/34	1,692,317
250,000		5.250%, due 08/01/12	257,225
160,971		5.500%, due 02/01/18	165,066
42,000		5.500%, due 03/15/18	43,024
449,000		5.500%, due 03/01/33	452,788
199,419		6.000%, due 08/01/16	207,794
61,716		6.000%, due 10/01/18	64,303
118,241		6.000%, due 04/25/31	122,561
699,000		6.000%, due 03/15/34	717,130
165,000		6.500%, due 03/15/34	171,858
115,000	L	6.625%, due 11/15/10	128,152
71,907		7.000%, due 02/01/31	75,891
28,154		7.000%, due 03/01/32	29,705
23,987		7.500%, due 11/01/30	25,690
11,848		7.500%, due 09/01/31	12,685
			5,483,515
		Government National Mortgage Association: 0.5%
18,767		6.500%, due 02/15/26	19,760
29,810		6.500%, due 02/15/29	31,327
48,273		6.500%, due 01/15/32	50,694
28,378		7.000%, due 02/15/28	30,117
42,150		7.000%, due 02/15/28	44,732
48,329		7.500%, due 12/15/23	52,233
			228,863
		Total U.S. Government Agency Obligations
		(Cost $8,381,615)	8,343,652
U.S. TREASURY OBLIGATIONS: 9.0%
		U.S. Treasury Bonds: 3.3%
250,000	S, L	5.375%, due 02/15/31	274,961
160,000	S	5.500%, due 08/15/28	175,944
221,000	S	6.000%, due 02/15/26	255,954
167,000		7.250%, due 05/15/16	207,335
166,000		10.375%, due 11/15/12	194,129
264,000	S	13.250%, due 05/15/14	358,339
			1,466,662
		U.S. Treasury Notes: 5.4%
177,000	L	3.125%, due 01/31/07	175,590
224,000	L	3.375%, due 02/15/08	221,743
1,558,000	L	3.500%, due 02/15/10	1,524,041
138,000	L	4.000%, due 02/15/15	134,076
314,000	L	4.250%, due 08/15/14	311,216
27,000	L	5.000%, due 08/15/11	28,300
			2,394,966
		U.S. Treasury STRIP: 0.3%
250,000	S	4.790%, due 05/15/16	149,361
			149,361
		Total U.S. Treasury Obligations
		(Cost $4,046,827)	4,010,989

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount			Value

ASSET-BACKED SECURITIES: 1.7%
		Automobile Asset-Backed Securities: 0.4%
$40,000		Household Automotive Trust, 2.310%, due 04/17/08	$39,690
125,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	122,484
			162,174
		Credit Card Asset-Backed Securities: 0.8%
45,000		Bank One Issuance Trust, 4.540%, due 09/15/10	45,201
43,000		Capital One Master Trust, 4.900%, due 03/15/10	43,914
145,000		Chemical Master Credit Card Trust 1, 7.090%, due 02/15/09	151,219
145,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	148,619
			388,953
		Other Asset-Backed Securities: 0.5%
132,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	130,887
76,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	75,745
			206,632
		Total Asset-Backed Securities
		(Cost $769,614)	757,759

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.6%
		Commercial Mortgage-Backed Securities: 2.5%
30,000		COMM, 3.600%, due 03/10/39	29,233
409,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	404,376
31,000		CS First Boston Mortgage Securities Corp., 7.520%, due 04/14/62	35,323
170,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	180,624
405,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	448,945
4,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,959
			1,102,460
		Whole Loan Collateralized Mortgage Obligations: 4.0%
82,943		Bank of America Mortgage Securities, 5.000%, due 12/25/18	82,995
50,600		Bank of America Mortgage Securities, 5.250%, due 11/25/19	51,190
78,594		Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	78,643
226,000		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	230,593
87,529		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	87,584
246,000		CS First Boston Mortgage Securities Corp., 4.116%, due 10/25/33	244,313
195,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	200,120
36,000	#, XX	GSMPS Mortgage Loan Trust, 0.000%, due 03/25/35	35,969
3,725		JP Morgan Mortgage Trust, 6.500%, due 11/25/34	3,868
123,275		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	125,887
459,326		MASTR Asset Securitization Trust, 5.500%, due 06/25/33	460,330
100,879		Prime Mortgage Trust, 5.250%, due 11/25/19	102,020
81,998		Thornburg Mortgage Securities Trust, 3.020%, due 09/25/34	82,186
			1,785,698
		Whole Loan Collateralized Support CMO: 0.1%
52,113		Bank of America Mortgage Securities, 5.500%, due 11/25/33	52,008
			52,008
		Total Collateralized Mortgage Obligations
		(Cost $2,965,343)	2,940,166

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount				Value

MUNICIPAL BONDS: 0.2%
		Municipal: 0.2%
$20,000	S	City of New York, 5.000%, due 11/01/08		$21,305
20,000		City of New York, 5.000%, due 11/01/11		21,804
20,000		City of New York, 5.000%, due 11/01/15		21,773
21,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10		20,581
18,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14		17,712
		Total Municipal Bonds
		(Cost $104,555)		103,175
		Total Long-Term Investments
		(Cost $37,971,561)		41,350,397

SHORT-TERM INVESTMENTS: 28.9%
		Commercial Paper: 5.3%
500,000		Cafco, 2.680%, due 04/08/05		498,554
500,000		Concord Minutemen Capital, 2.570%, due 03/09/06		500,000
400,000	#	Concord Minutemen Capital, 2.590%, due 03/21/05		399,396
500,000		St. Germain, 2.560%, due 03/16/05		499,431
500,000		Thunderbird Bay FD LLC, 2.530%, due 03/01/05		499,965
		Total Commercial Paper
		(Cost $2,397,482)		2,397,346
		Repurchase Agreement: 12.8%
5,738,000		Goldman Sachs Repurchase Agreement dated 02/28/05, 2.600%, due 03/01/05, $5,738,414 to be received upon repurchase (Collateralized by $5,862,000 Federal Home Loan Mortgage Corporation, 3.000%, Market Value plus accrued interest $5,853,266, Due 03/28/07)		5,738,000
		Total Repurchase Agreement
		(Cost $5,738,000)		5,738,000
		Securities Lending Collateralcc: 10.8%
4,817,033		The Bank of New York Institutional Cash Reserves Fund		4,817,033
		Total Securities Lending Collateral
		(Cost $4,817,033)		4,817,033
		Total Short-Term Investments
		(Cost $12,952,379)		12,952,379
		Total Investments In Securities
		(Cost $50,924,076)*
		Other Assets and Liabilities—Net	121.2%	$54,302,775
			(21.2)	(9,485,267)
		Net Assets	100.0%	$44,817,854

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.

PORTFOLIO OF INVESTMENTS

ING Strategic Allocation Income Fund	as of February 28, 2005 (Unaudited)(continued)

Principal
Amount			Value

	S	Segregated securities for futures, when-issued or delayed delivery securities held at February 28, 2005.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2005.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $51,377,557.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,354,421
		Gross Unrealized Depreciation	(429,203)
		Net Unrealized Appreciation	$2,925,218

Information concerning open futures contracts at February 28, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain(Loss)
Short Contracts
U.S. 5 Year Note	7	$756,875	03/31/2005	$9,152
U.S. 2 Year Note	1	208,203	04/05/2005	1,636
		$965,078		$10,788
Long Contracts
U.S. Long Bond	10	$1,132,784	06/30/2005	$(9,347)

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Fund, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	April 28, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 28, 2005